UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Value Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.0
The Travelers Companies, Inc.	2.5
Cigna Corp.	2.4
AstraZeneca PLC sponsored ADR	2.1
M&T Bank Corp.	1.9
Roche Holding AG (participation certificate)	1.9
T-Mobile U.S., Inc.	1.8
Centene Corp.	1.7
Canadian Natural Resources Ltd.	1.7
Jazz Pharmaceuticals PLC	1.6
20.6

Market Sectors (% of Fund's net assets)

Financials	18.0
Health Care	14.0
Industrials	12.8
Energy	10.5
Consumer Discretionary	9.0
Communication Services	7.4
Materials	6.2
Utilities	6.2
Information Technology	5.7
Real Estate	5.3
Consumer Staples	3.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 18.8%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Interactive Media & Services - 2.6%
Alphabet, Inc. Class A (a)	3,452	7,522,806
Meta Platforms, Inc. Class A (a)	29,800	4,805,250
		12,328,056
Media - 3.0%
Comcast Corp. Class A	85,514	3,355,569
Interpublic Group of Companies, Inc.	131,777	3,627,821
Liberty Broadband Corp. Class C (a)	31,500	3,642,660
Nexstar Broadcasting Group, Inc. Class A	22,300	3,632,224
		14,258,274
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	66,505	8,947,583
TOTAL COMMUNICATION SERVICES		35,533,913
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 1.4%
Adient PLC (a)	113,800	3,371,894
Autoliv, Inc.	48,100	3,442,517
		6,814,411
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	113,939	4,098,386
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc. (a)	133,370	5,108,071
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	30,219	3,749,876
PulteGroup, Inc.	89,400	3,542,922
		7,292,798
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	109,962	4,582,117
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	30,433	4,742,983
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	398,600	4,456,348
Rent-A-Center, Inc.	121,929	2,371,519
Victoria's Secret & Co. (a)	140,800	3,938,176
		10,766,043
TOTAL CONSUMER DISCRETIONARY		43,404,809
CONSUMER STAPLES - 3.0%
Beverages - 0.6%
Primo Water Corp.	227,787	3,047,790
Food & Staples Retailing - 1.3%
U.S. Foods Holding Corp. (a)	199,500	6,120,660
Food Products - 1.1%
Darling Ingredients, Inc. (a)	91,087	5,447,003
TOTAL CONSUMER STAPLES		14,615,453
ENERGY - 10.5%
Energy Equipment & Services - 1.0%
Halliburton Co.	157,400	4,936,064
Oil, Gas & Consumable Fuels - 9.5%
Canadian Natural Resources Ltd.	151,045	8,116,674
Cenovus Energy, Inc. (Canada)	290,218	5,521,627
Exxon Mobil Corp.	166,102	14,224,974
Hess Corp.	59,040	6,254,698
Imperial Oil Ltd.	94,500	4,454,832
Tourmaline Oil Corp.	138,300	7,191,127
Woodside Energy Group Ltd. ADR	1	22
		45,763,954
TOTAL ENERGY		50,700,018
FINANCIALS - 18.0%
Banks - 4.0%
First Citizens Bancshares, Inc.	7,258	4,745,135
M&T Bank Corp.	58,411	9,310,129
Signature Bank	28,600	5,125,406
		19,180,670
Capital Markets - 3.6%
Ameriprise Financial, Inc.	24,433	5,807,235
Lazard Ltd. Class A	127,787	4,141,577
LPL Financial	39,088	7,210,954
		17,159,766
Consumer Finance - 1.9%
OneMain Holdings, Inc.	126,700	4,736,046
SLM Corp.	268,912	4,286,457
		9,022,503
Diversified Financial Services - 2.0%
Apollo Global Management, Inc.	121,296	5,880,430
Berkshire Hathaway, Inc. Class B (a)	14,200	3,876,884
		9,757,314
Insurance - 5.5%
American Financial Group, Inc.	25,090	3,482,743
Assurant, Inc.	38,488	6,652,651
Reinsurance Group of America, Inc.	40,000	4,691,600
The Travelers Companies, Inc.	70,609	11,942,100
		26,769,094
Thrifts & Mortgage Finance - 1.0%
Walker & Dunlop, Inc.	49,500	4,768,830
TOTAL FINANCIALS		86,658,177
HEALTH CARE - 14.0%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	13,700	3,228,268
Health Care Providers & Services - 6.5%
AdaptHealth Corp. (a)	177,200	3,196,688
Centene Corp. (a)	98,410	8,326,470
Cigna Corp.	44,638	11,763,006
Laboratory Corp. of America Holdings	19,738	4,625,798
Tenet Healthcare Corp. (a)	63,800	3,353,328
		31,265,290
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	152,280	10,061,140
Jazz Pharmaceuticals PLC (a)	49,740	7,759,937
Roche Holding AG (participation certificate)	27,124	9,067,549
Sanofi SA sponsored ADR	119,463	5,976,734
		32,865,360
TOTAL HEALTH CARE		67,358,918
INDUSTRIALS - 12.8%
Aerospace & Defense - 0.9%
The Boeing Co. (a)	31,800	4,347,696
Air Freight & Logistics - 1.3%
FedEx Corp.	27,951	6,336,771
Building Products - 1.6%
Builders FirstSource, Inc. (a)	82,106	4,409,092
Jeld-Wen Holding, Inc. (a)	215,800	3,148,522
		7,557,614
Commercial Services & Supplies - 0.8%
The Brink's Co.	65,904	4,001,032
Construction & Engineering - 0.9%
Willscot Mobile Mini Holdings (a)	138,223	4,481,190
Electrical Equipment - 0.8%
Regal Rexnord Corp.	34,400	3,905,088
Industrial Conglomerates - 1.1%
General Electric Co.	81,200	5,170,004
Machinery - 2.9%
Allison Transmission Holdings, Inc.	62,100	2,387,745
Crane Holdings Co.	41,813	3,661,146
Flowserve Corp.	65,806	1,884,026
Kennametal, Inc.	127,400	2,959,502
Timken Co.	59,000	3,129,950
		14,022,369
Professional Services - 0.8%
Manpower, Inc.	50,000	3,820,500
Road & Rail - 0.8%
XPO Logistics, Inc. (a)	80,700	3,886,512
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (a)	79,670	4,091,851
TOTAL INDUSTRIALS		61,620,627
INFORMATION TECHNOLOGY - 5.7%
Electronic Equipment & Components - 1.1%
Flex Ltd. (a)	367,985	5,324,743
IT Services - 3.2%
Concentrix Corp.	29,659	4,022,947
Fidelity National Information Services, Inc.	61,300	5,619,371
SS&C Technologies Holdings, Inc.	97,756	5,676,691
		15,319,009
Software - 1.4%
NCR Corp. (a)	150,600	4,685,166
NortonLifeLock, Inc.	106,600	2,340,936
		7,026,102
TOTAL INFORMATION TECHNOLOGY		27,669,854
MATERIALS - 6.2%
Chemicals - 2.5%
Axalta Coating Systems Ltd. (a)	202,600	4,479,486
Olin Corp.	88,227	4,083,146
Tronox Holdings PLC	218,000	3,662,400
		12,225,032
Containers & Packaging - 1.4%
Berry Global Group, Inc. (a)	53,800	2,939,632
Crown Holdings, Inc.	40,509	3,733,715
		6,673,347
Metals & Mining - 2.3%
Arconic Corp. (a)	224,900	6,308,445
Glencore Xstrata PLC	866,200	4,691,717
		11,000,162
TOTAL MATERIALS		29,898,541
REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Crown Castle International Corp.	16,500	2,778,270
CubeSmart	113,106	4,831,888
Equity Lifestyle Properties, Inc.	39,101	2,755,447
Ventas, Inc.	85,100	4,376,693
		14,742,298
Real Estate Management & Development - 2.2%
Anywhere Real Estate, Inc. (a)	82,435	810,336
Cushman & Wakefield PLC (a)	240,500	3,665,220
Jones Lang LaSalle, Inc. (a)	20,600	3,602,116
WeWork, Inc. (a)(b)	519,300	2,606,886
		10,684,558
TOTAL REAL ESTATE		25,426,856
UTILITIES - 6.2%
Electric Utilities - 3.6%
Constellation Energy Corp.	60,633	3,471,846
Edison International	77,181	4,880,926
Entergy Corp.	40,800	4,595,712
PG&E Corp. (a)	440,016	4,391,360
		17,339,844
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	286,300	6,015,163
Vistra Corp.	127,000	2,901,950
		8,917,113
Multi-Utilities - 0.7%
Sempra Energy	22,700	3,411,129
TOTAL UTILITIES		29,668,086
TOTAL COMMON STOCKS (Cost $430,544,930)		472,555,252

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (c)	10,921,548	10,923,732
Fidelity Securities Lending Cash Central Fund 1.58% (c)(d)	2,725,683	2,725,956
TOTAL MONEY MARKET FUNDS (Cost $13,649,688)		13,649,688

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $444,194,618)	486,204,940
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(4,356,065)
NET ASSETS - 100.0%	481,848,875

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	3,889,486	114,316,912	107,282,666	29,113	-	-	10,923,732	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	14,027,163	79,737,265	91,038,472	48,101	-	-	2,725,956	0.0%
Total	17,916,649	194,054,177	198,321,138	77,214	-	-	13,649,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	35,533,913	35,533,913	-	-
Consumer Discretionary	43,404,809	43,404,809	-	-
Consumer Staples	14,615,453	14,615,453	-	-
Energy	50,700,018	50,700,018	-	-
Financials	86,658,177	86,658,177	-	-
Health Care	67,358,918	58,291,369	9,067,549	-
Industrials	61,620,627	61,620,627	-	-
Information Technology	27,669,854	27,669,854	-	-
Materials	29,898,541	25,206,824	4,691,717	-
Real Estate	25,426,856	25,426,856	-	-
Utilities	29,668,086	29,668,086	-	-

Money Market Funds	13,649,688	13,649,688	-	-
Total Investments in Securities:	486,204,940	472,445,674	13,759,266	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,606,384) - See accompanying schedule:	$472,555,252
Unaffiliated issuers (cost $430,544,930)
Fidelity Central Funds (cost $13,649,688)	13,649,688

Total Investment in Securities (cost $444,194,618)		$486,204,940
Cash		21,108
Foreign currency held at value (cost $39,396)		39,396
Receivable for investments sold		2,558,092
Receivable for fund shares sold		1,092,186
Dividends receivable		543,339
Distributions receivable from Fidelity Central Funds		44,181
Total assets		490,503,242
Liabilities
Payable for investments purchased	$5,033,016
Payable for fund shares redeemed	573,087
Accrued management fee	221,320
Distribution and service plan fees payable	7,296
Other affiliated payables	62,111
Other payables and accrued expenses	31,737
Collateral on securities loaned	2,725,800
Total Liabilities		8,654,367
Net Assets		$481,848,875
Net Assets consist of:
Paid in capital		$424,034,583
Total accumulated earnings (loss)		57,814,292
Net Assets		$481,848,875

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($132,420,117 ÷ 8,052,474 shares)		$16.44
Service Class :
Net Asset Value , offering price and redemption price per share ($305,087 ÷ 18,558 shares)		$16.44
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($34,775,911 ÷ 2,158,792 shares)		$16.11
Investor Class :
Net Asset Value , offering price and redemption price per share ($314,347,760 ÷ 19,170,491 shares)		$16.40

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$3,554,585
Non-Cash dividends		396,497
Income from Fidelity Central Funds (including $48,101 from security lending)		77,214
Total Income		4,028,296
Expenses
Management fee	$1,319,616
Transfer agent fees	275,575
Distribution and service plan fees	36,865
Accounting fees	95,825
Custodian fees and expenses	8,925
Independent trustees' fees and expenses	829
Audit	27,028
Legal	1,737
Miscellaneous	851
Total expenses before reductions	1,767,251
Expense reductions	(7,122)
Total expenses after reductions		1,760,129
Net Investment income (loss)		2,268,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,764,747
Foreign currency transactions	25,278
Total net realized gain (loss)		14,790,025
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(65,044,575)
Assets and liabilities in foreign currencies	(11,856)
Total change in net unrealized appreciation (depreciation)		(65,056,431)
Net gain (loss)		(50,266,406)
Net increase (decrease) in net assets resulting from operations		$(47,998,239)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,268,167	$6,779,873
Net realized gain (loss)	14,790,025	62,491,051
Change in net unrealized appreciation (depreciation)	(65,056,431)	34,951,052
Net increase (decrease) in net assets resulting from operations	(47,998,239)	104,221,976
Distributions to shareholders	(6,404,580)	(57,416,733)
Share transactions - net increase (decrease)	59,085,667	98,615,092
Total increase (decrease) in net assets	4,682,848	145,420,335

Net Assets
Beginning of period	477,166,027	331,745,692
End of period	$481,848,875	$477,166,027

Value Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$18.28	$15.96	$15.78	$13.08	$16.36	$14.74
Income from Investment Operations
Net investment income (loss) A,B	.09	.31	.19	.26	.21	.21 C
Net realized and unrealized gain (loss)	(1.69)	4.41	.75	3.74	(2.41)	2.07
Total from investment operations	(1.60)	4.72	.94	4.00	(2.20)	2.28
Distributions from net investment income	-	(.32)	(.20)	(.27)	(.18)	(.21)
Distributions from net realized gain	(.24)	(2.07)	(.56)	(1.03)	(.90)	(.45)
Total distributions	(.24)	(2.40) D	(.76)	(1.30)	(1.08)	(.66)
Net asset value, end of period	$16.44	$18.28	$15.96	$15.78	$13.08	$16.36
Total Return E,F,G	(8.88)%	30.07%	6.33%	32.13%	(13.84)%	15.58%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.64% J	.64%	.67%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.64% J	.64%	.67%	.67%	.67%	.68%
Expenses net of all reductions	.64% J	.64%	.65%	.66%	.66%	.67%
Net investment income (loss)	.97% J	1.62%	1.48%	1.78%	1.36%	1.34% C
Supplemental Data
Net assets, end of period (000 omitted)	$132,420	$159,917	$131,037	$116,401	$110,203	$130,365
Portfolio turnover rate K	63% J	68%	81%	67%	64%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Value Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$18.28	$15.96	$15.78	$13.08	$16.36	$14.73
Income from Investment Operations
Net investment income (loss) A,B	.08	.29	.18	.24	.20	.19 C
Net realized and unrealized gain (loss)	(1.68)	4.40	.75	3.75	(2.42)	2.08
Total from investment operations	(1.60)	4.69	.93	3.99	(2.22)	2.27
Distributions from net investment income	-	(.30)	(.19)	(.25)	(.15)	(.20)
Distributions from net realized gain	(.24)	(2.07)	(.56)	(1.03)	(.90)	(.45)
Total distributions	(.24)	(2.37)	(.75)	(1.29) D	(1.06) D	(.64) D
Net asset value, end of period	$16.44	$18.28	$15.96	$15.78	$13.08	$16.36
Total Return E,F,G	(8.88)%	29.92%	6.23%	32.01%	(13.97)%	15.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.74%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.74% J	.74%	.77%	.77%	.77%	.78%
Expenses net of all reductions	.74% J	.74%	.75%	.76%	.76%	.77%
Net investment income (loss)	.87% J	1.52%	1.38%	1.68%	1.26%	1.24% C
Supplemental Data
Net assets, end of period (000 omitted)	$305	$337	$275	$270	$233	$368
Portfolio turnover rate K	63% J	68%	81%	67%	64%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$17.93	$15.70	$15.55	$12.91	$16.15	$14.55
Income from Investment Operations
Net investment income (loss) A,B	.06	.26	.16	.22	.17	.17 C
Net realized and unrealized gain (loss)	(1.64)	4.33	.72	3.68	(2.37)	2.05
Total from investment operations	(1.58)	4.59	.88	3.90	(2.20)	2.22
Distributions from net investment income	-	(.28)	(.17)	(.23)	(.14)	(.17)
Distributions from net realized gain	(.24)	(2.07)	(.56)	(1.03)	(.90)	(.45)
Total distributions	(.24)	(2.36) D	(.73)	(1.26)	(1.04)	(.62)
Net asset value, end of period	$16.11	$17.93	$15.70	$15.55	$12.91	$16.15
Total Return E,F,G	(8.94)%	29.72%	6.02%	31.77%	(14.02)%	15.36%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.89% J	.89%	.92%	.92%	.92%	.93%
Expenses net of fee waivers, if any	.89% J	.89%	.92%	.92%	.92%	.93%
Expenses net of all reductions	.89% J	.89%	.91%	.91%	.91%	.92%
Net investment income (loss)	.72% J	1.37%	1.22%	1.53%	1.11%	1.09% C
Supplemental Data
Net assets, end of period (000 omitted)	$34,776	$26,890	$10,204	$9,262	$7,764	$9,474
Portfolio turnover rate K	63% J	68%	81%	67%	64%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Value Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$18.23	$15.92	$15.75	$13.06	$16.33	$14.71
Income from Investment Operations
Net investment income (loss) A,B	.08	.29	.18	.25	.20	.20 C
Net realized and unrealized gain (loss)	(1.67)	4.40	.74	3.73	(2.40)	2.07
Total from investment operations	(1.59)	4.69	.92	3.98	(2.20)	2.27
Distributions from net investment income	-	(.31)	(.19)	(.26)	(.16)	(.20)
Distributions from net realized gain	(.24)	(2.07)	(.56)	(1.03)	(.90)	(.45)
Total distributions	(.24)	(2.38)	(.75)	(1.29)	(1.07) D	(.65)
Net asset value, end of period	$16.40	$18.23	$15.92	$15.75	$13.06	$16.33
Total Return E,F,G	(8.85)%	29.98%	6.20%	32.01%	(13.88)%	15.52%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.72%	.74%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.71% J	.72%	.74%	.75%	.75%	.76%
Expenses net of all reductions	.71% J	.72%	.73%	.74%	.74%	.75%
Net investment income (loss)	.89% J	1.55%	1.40%	1.70%	1.28%	1.26% C
Supplemental Data
Net assets, end of period (000 omitted)	$314,348	$290,021	$190,229	$197,903	$170,228	$204,443
Portfolio turnover rate K	63% J	68%	81%	67%	64%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.01%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1.  Organization.
VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2.  Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.  Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.
	Dividend Income	Net Unrealized Appreciation (Depreciation)
VIP Value Portfolio	$(1,209,983)	$1,209,983
Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$79,080,101
Gross unrealized depreciation	(37,731,104)
Net unrealized appreciation (depreciation)	$41,348,997
Tax cost	$444,855,943
The Fund elected to defer to its next fiscal year approximately $384,795 of capital losses recognized during the period November 1, 2021 to December 31, 2021.
4.  Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Value Portfolio	197,600,916	154,316,990
5.  Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$160
Service Class 2	36,705
$36,865
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$47,027.06
Service Class	99.06
Service Class 2	9,116.06
Investor Class	219,333.14
	$275,575
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Value Portfolio	.04
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Value Portfolio	$4,160
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Portfolio	30,771,624	23,054,155	2,008,947
6.  Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Value Portfolio	$394
7.  Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Value Portfolio	$5,253	$-	$-
8.  Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,122.
9.  Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Value Portfolio
Distributions to shareholders
Initial Class	$2,057,790	$19,591,894
Service Class	4,350	40,837
Service Class 2	346,323	3,281,098
Investor Class	3,996,117	34,502,904
Total	$6,404,580	$57,416,733
10.  Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Value Portfolio
Initial Class
Shares sold	2,943,478	2,560,940	$52,678,472	$47,739,910
Reinvestment of distributions	115,223	1,074,650	2,057,790	19,591,894
Shares redeemed	(3,755,033)	(3,099,696)	(66,710,606)	(57,424,040)
Net increase (decrease).	(696,332)	535,894	$(11,974,344)	$9,907,764
Service Class
Shares sold	13,984	-	$239,677	$-
Reinvestment of distributions	183	1,642	3,266	29,932
Shares redeemed	(14,053)	(449)	(247,344)	(8,891)
Net increase (decrease).	114	1,193	$(4,401)	$21,041
Service Class 2
Shares sold	1,288,423	1,266,412	$22,045,693	$23,516,757
Reinvestment of distributions	19,767	183,243	346,323	3,281,098
Shares redeemed	(648,808)	(600,350)	(10,951,770)	(11,324,848)
Net increase (decrease).	659,382	849,305	$11,440,246	$15,473,007
Investor Class
Shares sold	4,595,798	5,101,753	$82,975,889	$96,130,989
Reinvestment of distributions	224,254	1,896,770	3,996,117	34,502,904
Shares redeemed	(1,555,420)	(3,041,764)	(27,347,840)	(57,420,613)
Net increase (decrease).	3,264,632	3,956,759	$59,624,166	$73,213,280
11.  Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %
VIP Value Portfolio	64%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.
Fund	% of shares held
VIP Value Portfolio	27%
12.  Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Value Portfolio
Initial Class	.64%
Actual		$ 1,000	$ 911.20	$ 3.03
Hypothetical- B		$ 1,000	$ 1,021.62	$ 3.21
Service Class	.74%
Actual		$ 1,000	$ 911.20	$ 3.51
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71
Service Class 2	.89%
Actual		$ 1,000	$ 910.60	$ 4.22
Hypothetical- B		$ 1,000	$ 1,020.38	$ 4.46
Investor Class	.71%
Actual		$ 1,000	$ 911.50	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Value Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP Value Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . T he Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
VIP Value Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability .   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.761034.121
VIPVAL-SANN-0822
Fidelity® Variable Insurance Products:

Overseas Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (Switzerland, Food Products)	3.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.4
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	2.2
AIA Group Ltd. (Hong Kong, Insurance)	2.2
Diageo PLC (United Kingdom, Beverages)	2.1
Sony Group Corp. (Japan, Household Durables)	1.6
Wolters Kluwer NV (Netherlands, Professional Services)	1.6
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.5
22.4

Market Sectors (% of Fund's net assets)

Industrials	21.2
Financials	20.8
Information Technology	14.8
Health Care	13.1
Consumer Discretionary	9.7
Consumer Staples	7.0
Materials	4.4
Energy	2.2
Real Estate	1.2
Communication Services	0.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 88.6%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($)
Bailiwick of Jersey - 1.3%
Ferguson PLC	154,100	17,235,395
JTC PLC (a)	514,500	3,695,175
TOTAL BAILIWICK OF JERSEY		20,930,570
Belgium - 1.0%
Azelis Group NV	105,900	2,317,219
KBC Group NV	230,099	12,945,597
TOTAL BELGIUM		15,262,816
Bermuda - 0.4%
Hiscox Ltd.	595,251	6,828,621
Canada - 1.5%
Constellation Software, Inc.	14,795	21,963,426
Topicus.Com, Inc. (b)	23,814	1,343,700
TOTAL CANADA		23,307,126
Cayman Islands - 0.4%
Parade Technologies Ltd.	159,000	6,150,974
Denmark - 1.7%
DSV A/S	160,872	22,621,390
GN Store Nord A/S	138,243	4,844,071
TOTAL DENMARK		27,465,461
Finland - 0.9%
Nordea Bank ABP	1,567,303	13,788,926
France - 17.2%
Air Liquide SA (c)	144,320	19,425,882
ALTEN	111,181	12,093,959
Antin Infrastructure Partners SA	40,800	962,873
BNP Paribas SA	392,100	18,754,917
Capgemini SA	129,265	22,141,469
Dassault Systemes SA	79,880	2,958,825
Edenred SA	429,442	20,238,017
EssilorLuxottica SA (c)	133,194	19,946,075
Legrand SA	255,500	18,970,494
LVMH Moet Hennessy Louis Vuitton SE	66,130	40,529,625
Pernod Ricard SA	117,842	21,648,239
Safran SA	167,600	16,687,179
Teleperformance	74,924	23,028,920
TotalEnergies SE (c)	669,512	35,241,082
TOTAL FRANCE		272,627,556
Germany - 6.7%
Allianz SE	109,586	21,008,766
Brenntag SE	193,700	12,683,133
Deutsche Borse AG	110,572	18,567,998
Hannover Reuck SE	104,125	15,112,814
Merck KGaA	132,000	22,390,014
Siemens Healthineers AG (a)	330,400	16,845,893
TOTAL GERMANY		106,608,618
Hong Kong - 2.2%
AIA Group Ltd.	3,140,400	34,313,800
Chervon Holdings Ltd.	137,100	770,519
TOTAL HONG KONG		35,084,319
India - 1.0%
HDFC Bank Ltd.	927,691	15,892,032
Ireland - 3.1%
Flutter Entertainment PLC (b)	51,790	5,197,345
ICON PLC (b)	69,800	15,125,660
Kingspan Group PLC (Ireland)	201,600	12,126,710
Linde PLC	58,768	16,897,563
TOTAL IRELAND		49,347,278
Italy - 2.4%
FinecoBank SpA	1,017,699	12,179,403
GVS SpA (a)	109,736	894,683
Moncler SpA	229,000	9,822,404
Recordati SpA	360,119	15,665,322
TOTAL ITALY		38,561,812
Japan - 10.5%
Capcom Co. Ltd.	204,900	4,976,013
FUJIFILM Holdings Corp.	239,200	12,852,561
Hoya Corp.	223,811	19,110,042
Iriso Electronics Co. Ltd.	97,729	2,315,734
Misumi Group, Inc.	339,360	7,153,373
NOF Corp.	183,411	6,799,509
Olympus Corp.	695,888	14,102,305
Persol Holdings Co. Ltd.	468,603	8,516,915
Recruit Holdings Co. Ltd.	417,171	12,285,871
Relo Group, Inc.	367,574	5,924,855
SMC Corp.	31,085	13,837,163
Sony Group Corp.	314,333	25,635,987
Suzuki Motor Corp.	220,276	6,925,021
TIS, Inc.	330,374	8,656,247
Tokyo Electron Ltd.	49,832	16,264,833
TOTAL JAPAN		165,356,429
Kenya - 0.3%
Safaricom Ltd.	19,349,700	4,094,784
Luxembourg - 0.9%
Eurofins Scientific SA	177,100	13,934,243
Netherlands - 7.0%
Akzo Nobel NV	89,800	5,872,732
ASM International NV (Netherlands)	49,100	12,277,007
ASML Holding NV (Netherlands)	79,039	37,341,022
Euronext NV (a)	137,289	11,207,629
IMCD NV	133,726	18,351,092
Wolters Kluwer NV	260,417	25,259,994
TOTAL NETHERLANDS		110,309,476
Spain - 1.4%
Amadeus IT Holding SA Class A (b)	320,007	17,918,524
Cellnex Telecom SA (a)	102,455	3,975,827
TOTAL SPAIN		21,894,351
Sweden - 5.7%
Addlife AB	541,224	8,126,494
AddTech AB (B Shares)	748,409	9,759,550
ASSA ABLOY AB (B Shares)	840,056	17,926,834
Atlas Copco AB (A Shares)	1,570,476	14,699,727
Hexagon AB (B Shares)	1,755,294	18,341,163
Indutrade AB	877,841	16,008,332
Kry International AB (b)(d)(e)	587	136,243
Nordnet AB	347,100	4,536,501
TOTAL SWEDEN		89,534,844
Switzerland - 12.9%
Compagnie Financiere Richemont SA Series A	167,810	18,050,178
Julius Baer Group Ltd.	270,275	12,538,080
Lonza Group AG	3,674	1,962,421
Nestle SA (Reg. S)	476,135	55,647,213
Partners Group Holding AG	13,100	11,803,928
Roche Holding AG (participation certificate)	126,091	42,152,202
Sika AG	90,344	20,854,763
Sonova Holding AG	58,074	18,493,161
Zurich Insurance Group Ltd.	51,630	22,514,471
TOTAL SWITZERLAND		204,016,417
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	986,600	15,815,057
United Kingdom - 9.0%
Beazley PLC	903,392	5,487,498
Bridgepoint Group Holdings Ltd. (a)	782,300	2,300,742
Compass Group PLC	1,184,039	24,309,968
Dechra Pharmaceuticals PLC	212,135	8,929,660
Diageo PLC	762,422	32,931,078
Diploma PLC	305,335	8,281,126
Dr. Martens Ltd.	166,800	482,030
RELX PLC (London Stock Exchange)	889,948	24,163,299
Rentokil Initial PLC	2,699,789	15,597,507
Smith & Nephew PLC	306,336	4,284,043
St. James's Place PLC	724,000	9,716,610
Volution Group PLC	1,405,597	5,757,627
TOTAL UNITED KINGDOM		142,241,188
United States of America - 6.7%
Ares Management Corp.	173,165	9,846,162
CBRE Group, Inc. (b)	173,100	12,741,891
Equifax, Inc.	69,600	12,721,488
Intercontinental Exchange, Inc.	132,251	12,436,884
Marsh & McLennan Companies, Inc.	143,376	22,259,124
Moody's Corp.	46,000	12,510,620
Pool Corp.	15,500	5,444,065
S&P Global, Inc.	54,921	18,511,672
TOTAL UNITED STATES OF AMERICA		106,471,906
TOTAL COMMON STOCKS (Cost $1,313,200,138)		1,505,524,804

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Sweden - 0.1%
Kry International AB Series E (b)(d)(e) (Cost $1,550,731)	3,392	787,283

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	56,052,874	56,064,085
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	30,950,278	30,953,373
TOTAL MONEY MARKET FUNDS (Cost $87,017,458)		87,017,458

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,401,768,327)	1,593,329,545
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(12,420,267)
NET ASSETS - 100.0%	1,580,909,278

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,919,949 or 2.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $923,526 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938
Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	36,218,372	276,470,695	256,624,982	107,596	-	-	56,064,085	0.1%
Fidelity Securities Lending Cash Central Fund 1.58%	-	122,512,220	91,558,847	119,547	-	-	30,953,373	0.1%
Total	36,218,372	398,982,915	348,183,829	227,143	-	-	87,017,458

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,046,624	13,046,624	-	-
Consumer Discretionary	157,113,217	41,662,438	115,450,779	-
Consumer Staples	110,226,530	21,648,239	88,578,291	-
Energy	35,241,082	-	35,241,082	-
Financials	329,720,843	173,185,182	156,535,661	-
Health Care	205,965,531	104,228,653	101,736,878	-
Industrials	336,885,021	183,009,931	153,875,090	-
Information Technology	229,596,044	107,180,533	121,491,985	923,526
Materials	69,850,449	23,697,072	46,153,377	-
Real Estate	18,666,746	18,666,746	-	-

Money Market Funds	87,017,458	87,017,458	-	-
Total Investments in Securities:	1,593,329,545	773,342,876	819,063,143	923,526

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,646,839) - See accompanying schedule:	$1,506,312,087
Unaffiliated issuers (cost $1,314,750,869)
Fidelity Central Funds (cost $87,017,458)	87,017,458

Total Investment in Securities (cost $1,401,768,327)		$1,593,329,545
Foreign currency held at value (cost $2,178,220)		2,176,992
Receivable for investments sold		4,227,608
Receivable for fund shares sold		9,333,621
Dividends receivable		748,519
Reclaims receivable		4,638,297
Distributions receivable from Fidelity Central Funds		67,886
Other receivables		158,753
Total assets		1,614,681,221
Liabilities
Payable for investments purchased	$712,285
Payable for fund shares redeemed	740,330
Accrued management fee	881,961
Distribution and service plan fees payable	70,532
Other affiliated payables	168,066
Other payables and accrued expenses	245,396
Collateral on securities loaned	30,953,373
Total Liabilities		33,771,943
Net Assets		$1,580,909,278
Net Assets consist of:
Paid in capital		$1,389,093,937
Total accumulated earnings (loss)		191,815,341
Net Assets		$1,580,909,278

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($799,309,414 ÷ 38,358,030 shares)		$20.84
Service Class :
Net Asset Value , offering price and redemption price per share ($119,861,627 ÷ 5,785,757 shares)		$20.72
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($278,650,010 ÷ 13,549,632 shares)		$20.57
Investor Class :
Net Asset Value , offering price and redemption price per share ($383,088,227 ÷ 18,469,139 shares)		$20.74

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$26,641,790
Foreign Tax Reclaims		2,505,333
Income from Fidelity Central Funds (including $119,547 from security lending)		227,143
Income before foreign taxes withheld		29,374,266
Less foreign taxes withheld		(5,324,210)
Total Income		24,050,056
Expenses
Management fee	$5,896,567
Transfer agent fees	725,648
Distribution and service plan fees	481,644
Accounting fees	399,822
Custodian fees and expenses	49,127
Independent trustees' fees and expenses	3,201
Audit	37,346
Legal	541
Miscellaneous	3,562
Total expenses before reductions	7,597,458
Expense reductions	(29,053)
Total expenses after reductions		7,568,405
Net Investment income (loss)		16,481,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $567,846)	(12,199,700)
Foreign currency transactions	(167,308)
Total net realized gain (loss)		(12,367,008)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $713,209)	(614,517,679)
Assets and liabilities in foreign currencies	(360,213)
Total change in net unrealized appreciation (depreciation)		(614,877,892)
Net gain (loss)		(627,244,900)
Net increase (decrease) in net assets resulting from operations		$(610,763,249)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,481,651	$8,601,327
Net realized gain (loss)	(12,367,008)	111,414,540
Change in net unrealized appreciation (depreciation)	(614,877,892)	230,036,881
Net increase (decrease) in net assets resulting from operations	(610,763,249)	350,052,748
Distributions to shareholders	(15,374,748)	(158,054,169)
Share transactions - net increase (decrease)	94,633,094	124,163,902
Total increase (decrease) in net assets	(531,504,903)	316,162,481

Net Assets
Beginning of period	2,112,414,181	1,796,251,700
End of period	$1,580,909,278	$2,112,414,181

Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$29.28	$26.52	$23.13	$19.13	$22.87	$17.81
Income from Investment Operations
Net investment income (loss) A,B	.23	.15	.13	.40	.36	.31
Net realized and unrealized gain (loss)	(8.46)	4.91	3.46	4.74	(3.75)	5.08
Total from investment operations	(8.23)	5.06	3.59	5.14	(3.39)	5.39
Distributions from net investment income	-	(.14) C	(.10)	(.38)	(.35)	(.31)
Distributions from net realized gain	(.21)	(2.16) C	(.10)	(.77)	-	(.02)
Total distributions	(.21)	(2.30)	(.20)	(1.14) D	(.35)	(.33)
Net asset value, end of period	$20.84	$29.28	$26.52	$23.13	$19.13	$22.87
Total Return E,F,G	(28.26)%	19.70%	15.61%	27.77%	(14.81)%	30.28%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.77% J	.77%	.79%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.76% J	.77%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.76% J	.77%	.77%	.78%	.78%	.78%
Net investment income (loss)	1.89% J	.51%	.59%	1.87%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$799,309	$1,034,416	$872,019	$826,554	$662,011	$822,994
Portfolio turnover rate K	35% J	26%	47%	38%	40%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$29.13	$26.40	$23.03	$19.05	$22.77	$17.74
Income from Investment Operations
Net investment income (loss) A,B	.22	.12	.11	.37	.33	.28
Net realized and unrealized gain (loss)	(8.42)	4.88	3.44	4.73	(3.72)	5.05
Total from investment operations	(8.20)	5.00	3.55	5.10	(3.39)	5.33
Distributions from net investment income	-	(.11) C	(.08)	(.36)	(.33)	(.28)
Distributions from net realized gain	(.21)	(2.16) C	(.10)	(.77)	-	(.02)
Total distributions	(.21)	(2.27)	(.18)	(1.12) D	(.33)	(.30)
Net asset value, end of period	$20.72	$29.13	$26.40	$23.03	$19.05	$22.77
Total Return E,F,G	(28.30)%	19.57%	15.49%	27.67%	(14.88)%	30.10%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.87% J	.87%	.89%	.89%	.89%	.90%
Expenses net of fee waivers, if any	.86% J	.87%	.89%	.89%	.89%	.90%
Expenses net of all reductions	.86% J	.87%	.87%	.88%	.88%	.88%
Net investment income (loss)	1.79% J	.41%	.49%	1.77%	1.49%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$119,862	$168,369	$151,886	$134,648	$114,094	$141,047
Portfolio turnover rate K	35% J	26%	47%	38%	40%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$28.94	$26.25	$22.90	$18.95	$22.66	$17.65
Income from Investment Operations
Net investment income (loss) A,B	.20	.07	.08	.34	.30	.25
Net realized and unrealized gain (loss)	(8.36)	4.86	3.42	4.71	(3.71)	5.04
Total from investment operations	(8.16)	4.93	3.50	5.05	(3.41)	5.29
Distributions from net investment income	-	(.08) C	(.05)	(.33)	(.30)	(.26)
Distributions from net realized gain	(.21)	(2.16) C	(.10)	(.77)	-	(.02)
Total distributions	(.21)	(2.24)	(.15)	(1.10)	(.30)	(.28)
Net asset value, end of period	$20.57	$28.94	$26.25	$22.90	$18.95	$22.66
Total Return D,E,F	(28.35)%	19.39%	15.33%	27.50%	(15.06)%	29.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.02%	1.04%	1.04%	1.04%	1.05%
Expenses net of fee waivers, if any	1.01% I	1.02%	1.04%	1.04%	1.04%	1.05%
Expenses net of all reductions	1.01% I	1.02%	1.02%	1.03%	1.03%	1.03%
Net investment income (loss)	1.64% I	.26%	.34%	1.62%	1.34%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$278,650	$398,271	$352,459	$331,113	$291,392	$361,446
Portfolio turnover rate J	35% I	26%	47%	38%	40%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$29.16	$26.42	$23.05	$19.06	$22.79	$17.75
Income from Investment Operations
Net investment income (loss) A,B	.22	.12	.11	.38	.34	.29
Net realized and unrealized gain (loss)	(8.43)	4.90	3.44	4.74	(3.74)	5.06
Total from investment operations	(8.21)	5.02	3.55	5.12	(3.40)	5.35
Distributions from net investment income	-	(.12) C	(.08)	(.36)	(.33)	(.29)
Distributions from net realized gain	(.21)	(2.16) C	(.10)	(.77)	-	(.02)
Total distributions	(.21)	(2.28)	(.18)	(1.13)	(.33)	(.31)
Net asset value, end of period	$20.74	$29.16	$26.42	$23.05	$19.06	$22.79
Total Return D,E,F	(28.31)%	19.63%	15.49%	27.74%	(14.90)%	30.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84% I	.85%	.87%	.87%	.87%	.88%
Expenses net of fee waivers, if any	.84% I	.84%	.86%	.87%	.87%	.88%
Expenses net of all reductions	.84% I	.84%	.85%	.86%	.86%	.86%
Net investment income (loss)	1.82% I	.43%	.51%	1.79%	1.51%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$383,088	$511,358	$419,888	$421,140	$340,705	$445,429
Portfolio turnover rate J	35% I	26%	47%	38%	40%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified costand include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
VIP Overseas Portfolio	$11,211
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$316,672,366
Gross unrealized depreciation	(129,189,085)
Net unrealized appreciation (depreciation)	$187,483,281
Tax cost	$1,405,846,264

The Fund elected to defer to its next fiscal year approximately $212,051 of capital losses recognized during the period November 1, 2021 to December 31, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Overseas Portfolio	354,059,504	309,019,918
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$70,400
Service Class 2	411,244
$481,644
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$280,100.06
Service Class	43,533.06
Service Class 2	101,700.06
Investor Class	300,315.14
	$725,648
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Overseas Portfolio	.04
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Overseas Portfolio	$317
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Overseas Portfolio	26,235,637	14,122,293	655,615
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Overseas Portfolio	$1,639
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Overseas Portfolio	$12,570	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29,044.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$7,525,384	$77,624,654
Service Class	1,212,093	12,782,530
Service Class 2	2,874,149	29,640,102
Investor Class	3,763,122	38,006,883
Total	$15,374,748	$158,054,169
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Overseas Portfolio
Initial Class
Shares sold	12,125,656	7,306,732	$289,031,364	$206,775,528
Reinvestment of distributions	285,945	2,766,494	7,525,384	77,624,654
Shares redeemed	(9,379,598)	(7,626,572)	(221,014,340)	(216,138,658)
Net increase (decrease)	3,032,003	2,446,654	$75,542,408	$68,261,524
Service Class
Shares sold	361,276	376,377	$8,642,317	$10,474,364
Reinvestment of distributions	46,298	459,099	1,212,093	12,782,530
Shares redeemed	(402,229)	(809,211)	(9,635,722)	(22,845,537)
Net increase (decrease)	5,345	26,265	$218,688	$411,357
Service Class 2
Shares sold	929,166	882,761	$22,547,769	$24,684,454
Reinvestment of distributions	110,544	1,070,686	2,874,149	29,640,102
Shares redeemed	(1,253,140)	(1,619,652)	(30,219,642)	(45,173,824)
Net increase (decrease)	(213,430)	333,795	$(4,797,724)	$9,150,732
Investor Class
Shares sold	2,051,894	3,219,623	$50,224,740	$91,456,154
Reinvestment of distributions	143,607	1,359,649	3,763,122	38,006,883
Shares redeemed	(1,263,441)	(2,932,892)	(30,318,140)	(83,122,748)
Net increase (decrease)	932,060	1,646,380	$23,669,722	$46,340,289
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Overseas Portfolio
Initial Class	.76%
Actual		$ 1,000	$ 717.40	$ 3.24
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Service Class	.86%
Actual		$ 1,000	$ 717.00	$ 3.66
Hypothetical- B		$ 1,000	$ 1,020.53	$ 4.31
Service Class 2	1.01%
Actual		$ 1,000	$ 716.50	$ 4.30
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Investor Class	.84%
Actual		$ 1,000	$ 716.90	$ 3.58
Hypothetical- B		$ 1,000	$ 1,020.63	$ 4.21

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
VIP Overseas Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and   broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in October 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP Overseas Portfolio

2021 Total Return % vs. Morningstar Foreign Large Blend and MSCI EAFE (Net MA):

75% beaten
25% beaten
Benchmark
Initial Class
28.000
26.000
24.000
22.000
20.000
26.600
25.976
25.726
21.483
45.000
40.000
35.000
30.000
25.000
20.000
41.642
29.800
25.428
20.675
80.000
70.000
60.000
50.000
40.000
74.967
56.585
54.126
43.275
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	67%	97%	97%
Service Class	66%	97%	96%
Service Class 2	64%	96%	96%
Investor Class	67%	97%	96%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board .

VIP Overseas Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP Overseas
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
84
81
81
77
77
75
74
76
72
72
67
67
66
66
65
2016
2018
2019
2020
2021

	2016	2018	2019	2020	2021
TMG %	16%	16%	12%	17%	20%
Funds	184	193	183	152	152
ASPG Quartile	2nd	2nd	1st	2nd	2nd

T he Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the Initial Class ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705696.124
VIPOVRS-SANN-0822
Fidelity® Variable Insurance Products:

High Income Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Tenet Healthcare Corp.	2.1
New Fortress Energy, Inc.	2.1
Uniti Group LP / Uniti Group Finance, Inc.	2.1
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.0
Community Health Systems, Inc.	1.9
Mesquite Energy, Inc.	1.7
Altice France SA	1.5
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	1.4
Alliant Holdings Intermediate LLC	1.3
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.3
17.4

Market Sectors (% of Fund's net assets)

Energy	13.8
Healthcare	10.5
Telecommunications	9.6
Technology	6.8
Services	6.2

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 19.4%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 87.9%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.8%
Broadcasting - 0.7%
DISH Network Corp.:
2.375% 3/15/24	2,594,000	2,282,720
3.375% 8/15/26	4,068,000	2,747,934
		5,030,654
Energy - 1.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	649,253	3,246,265
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,120,884	5,100,022
		8,346,287
TOTAL CONVERTIBLE BONDS		13,376,941
Nonconvertible Bonds - 86.1%
Aerospace - 3.9%
Allegheny Technologies, Inc.:
4.875% 10/1/29	250,000	199,373
5.875% 12/1/27	5,715,000	5,060,587
Bombardier, Inc.:
6% 2/15/28 (d)	2,030,000	1,521,282
7.125% 6/15/26 (d)	1,720,000	1,401,800
7.875% 4/15/27 (d)	6,425,000	5,293,925
BWX Technologies, Inc. 4.125% 6/30/28 (d)	2,565,000	2,282,850
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	485,000	367,087
4.625% 3/1/28 (d)	1,980,000	1,648,390
Moog, Inc. 4.25% 12/15/27 (d)	2,140,000	1,854,289
TransDigm, Inc.:
4.625% 1/15/29	855,000	688,292
5.5% 11/15/27	9,310,000	7,913,500
7.5% 3/15/27	425,000	400,949
		28,632,324
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	740,000	679,901
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	1,555,000	1,216,788
3.815% 11/2/27	925,000	786,250
		2,003,038
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	560,000	498,400
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	5,215,000	1,303,750
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	990,000	728,956
Sirius XM Radio, Inc. 4% 7/15/28 (d)	2,920,000	2,525,800
TEGNA, Inc.:
4.625% 3/15/28	1,100,000	1,028,500
5% 9/15/29	425,000	401,986
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,265,000	1,058,834
6.625% 6/1/27 (d)	890,000	847,378
		7,895,204
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	2,180,000	2,010,004
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	1,270,000	966,686
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	780,000	682,500
6% 12/1/29 (d)	715,000	561,439
		4,220,629
Cable/Satellite TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,925,000	2,383,875
4.5% 8/15/30 (d)	1,750,000	1,452,987
4.5% 5/1/32	2,190,000	1,773,243
4.5% 6/1/33 (d)	1,870,000	1,473,597
CSC Holdings LLC:
4.125% 12/1/30 (d)	795,000	620,100
4.625% 12/1/30 (d)	4,050,000	2,708,397
5.375% 2/1/28 (d)	2,720,000	2,352,800
5.75% 1/15/30 (d)	1,940,000	1,411,408
7.5% 4/1/28 (d)	1,270,000	1,060,450
Dolya Holdco 18 DAC 5% 7/15/28 (d)	950,000	786,095
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	2,685,000	2,315,222
6.5% 9/15/28 (d)	4,550,000	3,516,581
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	3,000,000	2,647,200
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	185,000	145,116
Ziggo BV 4.875% 1/15/30 (d)	990,000	839,711
		25,486,782
Capital Goods - 0.9%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,110,000	968,297
Vertical Holdco GmbH 7.625% 7/15/28 (d)	1,315,000	1,180,213
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	4,830,000	4,306,259
		6,454,769
Chemicals - 3.5%
CVR Partners LP 6.125% 6/15/28 (d)	1,179,000	1,054,052
Element Solutions, Inc. 3.875% 9/1/28 (d)	1,465,000	1,208,815
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	2,590,000	2,214,476
7% 12/31/27 (d)	260,000	195,000
LSB Industries, Inc. 6.25% 10/15/28 (d)	2,345,000	2,069,463
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,519,538
5.65% 12/1/44	1,257,000	883,354
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,135,000	895,061
5% 5/1/25 (d)	530,000	484,457
5.25% 6/1/27 (d)	3,100,000	2,658,870
Nufarm Australia Ltd. 5% 1/27/30 (d)	1,480,000	1,250,600
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	1,180,000	924,235
6.25% 10/1/29 (d)	1,250,000	868,544
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	905,000	724,000
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,075,000	845,466
5.375% 5/15/27	2,147,000	1,889,047
5.75% 11/15/28 (d)	4,510,000	3,843,557
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	1,800,000	1,325,250
		25,853,785
Consumer Products - 0.3%
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	810,000	636,636
7.875% 5/1/29 (d)	620,000	408,592
Nordstrom, Inc.:
4.25% 8/1/31	950,000	719,939
4.375% 4/1/30	635,000	493,713
		2,258,880
Containers - 0.9%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	500,000	423,776
Sealed Air Corp. 5% 4/15/29 (d)	1,265,000	1,182,775
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	2,845,000	2,676,206
8.5% 8/15/27 (d)	2,470,000	2,315,973
		6,598,730
Diversified Financial Services - 3.7%
Altus Midstream LP 5.875% 6/15/30 (d)	890,000	847,827
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	2,595,000	1,633,436
3.625% 10/1/31 (d)	2,875,000	1,614,616
Hightower Holding LLC 6.75% 4/15/29 (d)	1,250,000	939,863
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	1,860,000	1,503,178
5.25% 5/15/27	10,205,000	9,031,425
6.25% 5/15/26	4,405,000	4,096,650
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)	105,000	84,769
4.75% 6/15/29 (d)	820,000	630,931
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,524,000
3.875% 9/15/28	3,375,000	2,581,875
7.125% 3/15/26	2,750,000	2,551,490
		27,040,060
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	4,725,000	4,051,546
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	1,110,000	1,002,758
5.625% 10/1/28 (d)	1,850,000	1,718,095
5.875% 10/1/30 (d)	910,000	835,526
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	1,430,000	1,129,714
		8,737,639
Energy - 11.0%
Apache Corp. 4.25% 1/15/30	445,000	394,381
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,480,000	1,288,756
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	3,930,000	3,628,058
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	1,800,000	1,577,250
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	2,015,000	1,732,900
6.75% 3/1/29 (d)	2,390,000	2,140,078
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	5,198,000	4,626,220
5.75% 4/1/25	3,627,000	3,391,245
6% 2/1/29 (d)	2,560,000	2,233,805
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	575,000	515,679
5.625% 10/15/25 (d)	130,000	122,200
CVR Energy, Inc.:
5.25% 2/15/25 (d)	2,461,000	2,262,668
5.75% 2/15/28 (d)	3,209,000	2,861,471
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,780,000	2,502,000
DT Midstream, Inc. 4.125% 6/15/29 (d)	935,000	792,413
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	285,000	271,505
EnLink Midstream LLC 5.625% 1/15/28 (d)	395,000	362,321
EQM Midstream Partners LP:
6.5% 7/1/27 (d)	800,000	743,840
7.5% 6/1/27 (d)	410,000	395,466
7.5% 6/1/30 (d)	410,000	393,864
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	1,285,000	1,087,404
Harvest Midstream I LP 7.5% 9/1/28 (d)	645,000	605,804
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	635,000	531,790
5.125% 6/15/28 (d)	2,465,000	2,212,338
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	445,000	390,772
6.25% 11/1/28 (d)	445,000	419,417
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	870,000	745,103
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	6,955,000	6,299,571
6.75% 9/15/25 (d)	8,015,000	7,574,175
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	5,480,000	4,932,000
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23	1,260,000	1,140,300
Occidental Petroleum Corp.:
7.5% 5/1/31	1,440,000	1,548,000
7.875% 9/15/31	375,000	411,563
8.875% 7/15/30	1,270,000	1,458,058
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	250,000	208,125
4.95% 7/15/29 (d)	1,010,000	863,550
6.875% 4/15/40 (d)	385,000	318,588
SM Energy Co. 5.625% 6/1/25	1,165,000	1,100,925
Southwestern Energy Co. 4.75% 2/1/32	925,000	790,436
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	511,056
5.875% 3/15/28	500,000	455,879
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	670,000	569,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	2,252,000	1,914,583
6% 3/1/27 (d)	4,005,000	3,574,463
6% 12/31/30 (d)	2,070,000	1,718,100
6% 9/1/31 (d)	2,100,000	1,732,500
7.5% 10/1/25 (d)	625,000	604,859
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	721,613	666,914
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	135,000	129,600
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	365,925	334,821
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	557,813	496,453
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	148,500	138,476
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	818,343	769,243
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,220,000	1,067,165
4.125% 8/15/31 (d)	1,205,000	1,029,697
		80,587,349
Environmental - 1.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)	985,000	801,514
Darling Ingredients, Inc. 6% 6/15/30 (d)	510,000	508,292
Madison IAQ LLC:
4.125% 6/30/28 (d)	2,380,000	1,965,745
5.875% 6/30/29 (d)	5,735,000	4,394,845
Stericycle, Inc.:
3.875% 1/15/29 (d)	1,625,000	1,328,438
5.375% 7/15/24 (d)	325,000	313,765
		9,312,599
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	4,942,000	3,999,630
4.875% 2/15/30 (d)	1,430,000	1,226,711
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	2,115,000	1,499,391
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	395,000	335,651
		7,061,383
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	3,700,000	2,748,636
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	630,000	596,169
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,730,000	2,362,979
Performance Food Group, Inc. 5.5% 10/15/27 (d)	125,000	115,718
Post Holdings, Inc. 4.625% 4/15/30 (d)	1,125,000	949,241
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	2,945,000	2,405,270
TreeHouse Foods, Inc. 4% 9/1/28	480,000	391,075
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	4,605,000	3,269,550
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	475,000	400,445
4.75% 2/15/29 (d)	1,285,000	1,123,334
		14,362,417
Gaming - 3.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	2,425,000	2,037,097
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	1,170,000	909,675
8.125% 7/1/27 (d)	6,925,000	6,691,281
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	2,555,000	1,960,963
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	3,070,000	3,039,300
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	555,000	469,326
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)	940,000	564,503
5.75% 7/21/28 (d)	1,420,000	908,800
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	1,590,000	1,132,016
5.875% 9/1/31 (d)	750,000	520,510
Station Casinos LLC 4.5% 2/15/28 (d)	750,000	633,458
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	1,935,000	1,657,308
Wynn Macau Ltd. 5.5% 10/1/27 (d)	1,950,000	1,248,000
		21,772,237
Healthcare - 10.0%
180 Medical, Inc. 3.875% 10/15/29 (d)	1,305,000	1,128,825
AMN Healthcare 4% 4/15/29 (d)	1,880,000	1,588,600
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	1,930,000	1,688,075
4.625% 7/15/28 (d)	998,000	914,867
Bausch Health Companies, Inc.:
5% 1/30/28 (d)	1,420,000	756,150
7% 1/15/28 (d)	2,335,000	1,336,788
Cano Health, Inc. 6.25% 10/1/28 (d)	1,885,000	1,541,546
Catalent Pharma Solutions 3.5% 4/1/30 (d)	2,470,000	2,015,345
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	660,000	572,781
4.25% 5/1/28 (d)	290,000	260,510
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,065,000	1,511,886
5.25% 5/15/30 (d)	2,210,000	1,679,379
5.625% 3/15/27 (d)	5,805,000	4,913,178
6% 1/15/29 (d)	2,135,000	1,768,677
6.125% 4/1/30 (d)	1,680,000	1,024,800
6.875% 4/15/29 (d)	2,095,000	1,351,275
8% 3/15/26 (d)	2,060,000	1,876,021
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	1,200,000	1,024,800
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	510,000	365,665
4.625% 6/1/30 (d)	4,695,000	3,661,452
Embecta Corp. 5% 2/15/30 (d)	620,000	520,450
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,780,000	1,544,150
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,090,000	2,703,750
Hologic, Inc.:
3.25% 2/15/29 (d)	2,030,000	1,735,041
4.625% 2/1/28 (d)	395,000	369,621
Jazz Securities DAC 4.375% 1/15/29 (d)	2,625,000	2,334,981
MEDNAX, Inc. 5.375% 2/15/30 (d)	1,290,000	1,105,220
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	4,145,000	3,446,941
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	450,000	363,484
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	855,000	730,837
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,910,000	1,637,825
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	4,265,000	3,774,525
5.125% 4/30/31 (d)	730,000	629,866
Owens & Minor, Inc. 4.5% 3/31/29 (d)	585,000	477,653
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,216,000	1,664,260
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	3,120,000	2,696,705
Teleflex, Inc. 4.25% 6/1/28 (d)	535,000	483,391
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	2,345,000	1,974,982
4.375% 1/15/30 (d)	2,160,000	1,827,425
4.625% 6/15/28 (d)	4,245,000	3,696,461
6.125% 10/1/28 (d)	6,535,000	5,592,522
6.125% 6/15/30 (d)	1,640,000	1,513,031
6.25% 2/1/27 (d)	1,195,000	1,099,896
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	670,000	469,838
		73,373,475
Homebuilders/Real Estate - 3.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	565,000	423,750
Howard Hughes Corp.:
4.125% 2/1/29 (d)	775,000	597,748
4.375% 2/1/31 (d)	775,000	573,564
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,880,000	2,253,600
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	255,000	223,763
5% 10/15/27	5,430,000	4,966,658
Railworks Holdings LP 8.25% 11/15/28 (d)	1,660,000	1,498,150
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	1,980,000	1,512,225
TopBuild Corp. 4.125% 2/15/32 (d)	2,135,000	1,643,610
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	5,020,000	4,128,398
6.5% 2/15/29 (d)	14,955,000	10,954,518
		28,775,984
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	2,175,000	1,727,766
3.75% 5/1/29 (d)	295,000	250,204
4% 5/1/31 (d)	1,055,000	876,705
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,060,000	927,140
		3,781,815
Insurance - 1.7%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	2,775,000	2,401,958
6.75% 10/15/27 (d)	8,317,000	7,380,339
AmWINS Group, Inc. 4.875% 6/30/29 (d)	2,535,000	2,075,969
AssuredPartners, Inc. 5.625% 1/15/29 (d)	795,000	636,423
		12,494,689
Leisure - 2.8%
Carnival Corp.:
4% 8/1/28 (d)	1,085,000	889,700
5.75% 3/1/27 (d)	3,850,000	2,795,986
6% 5/1/29 (d)	3,190,000	2,229,013
6.65% 1/15/28	175,000	130,004
7.625% 3/1/26 (d)	4,445,000	3,433,763
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	825,000	565,125
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	2,225,000	1,862,681
5.875% 3/15/26 (d)	525,000	412,067
7.75% 2/15/29 (d)	1,120,000	856,800
NCL Finance Ltd. 6.125% 3/15/28 (d)	370,000	269,175
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	2,390,000	1,697,760
5.375% 7/15/27 (d)	875,000	636,011
5.5% 8/31/26 (d)	2,375,000	1,763,438
5.5% 4/1/28 (d)	2,785,000	1,935,575
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	370,000	291,747
Voc Escrow Ltd. 5% 2/15/28 (d)	850,000	682,984
		20,451,829
Metals/Mining - 0.9%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	350,000	282,078
ERO Copper Corp. 6.5% 2/15/30 (d)	2,545,000	2,042,363
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	2,238,000	1,991,820
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	500,000	418,390
Mineral Resources Ltd. 8.5% 5/1/30 (d)	790,000	778,150
PMHC II, Inc. 9% 2/15/30 (d)	1,185,000	835,336
		6,348,137
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	680,000	543,279
6% 6/15/27 (d)	1,155,000	1,140,563
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	455,000	427,532
Glatfelter Corp. 4.75% 11/15/29 (d)	810,000	567,000
SPA Holdings 3 OY 4.875% 2/4/28 (d)	2,600,000	2,170,414
		4,848,788
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	940,000	832,370
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	3,050,000	2,439,357
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	1,425,000	1,143,563
Yum! Brands, Inc. 4.625% 1/31/32	1,985,000	1,745,629
		2,889,192
Services - 5.6%
ADT Corp. 4.125% 8/1/29 (d)	895,000	726,351
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	2,241,000	2,000,093
APX Group, Inc. 6.75% 2/15/27 (d)	837,000	776,235
Aramark Services, Inc. 5% 2/1/28 (d)	870,000	788,403
ASGN, Inc. 4.625% 5/15/28 (d)	1,310,000	1,134,853
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,713,000	2,401,005
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	5,130,000	3,830,725
CoreCivic, Inc.:
4.75% 10/15/27	2,485,000	2,037,700
8.25% 4/15/26	5,160,000	5,031,877
Fair Isaac Corp. 4% 6/15/28 (d)	1,155,000	1,023,145
Gartner, Inc.:
3.625% 6/15/29 (d)	575,000	498,163
3.75% 10/1/30 (d)	205,000	174,506
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	5,635,000	5,287,391
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	3,680,000	3,083,840
PowerTeam Services LLC 9.033% 12/4/25 (d)	490,000	394,842
Service Corp. International:
4% 5/15/31	960,000	819,600
5.125% 6/1/29	1,420,000	1,337,910
Sotheby's 7.375% 10/15/27 (d)	4,315,000	3,999,027
The GEO Group, Inc. 6% 4/15/26	1,315,000	1,071,396
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,930,000	1,589,683
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	3,468,000	3,268,590
		41,275,335
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	940,000	791,483
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	1,715,000	1,459,321
		2,250,804
Super Retail - 1.6%
Bath & Body Works, Inc.:
5.25% 2/1/28	235,000	198,270
6.625% 10/1/30 (d)	360,000	310,946
6.694% 1/15/27	850,000	794,595
Carvana Co.:
4.875% 9/1/29 (d)	745,000	423,611
5.5% 4/15/27 (d)	1,245,000	803,445
5.875% 10/1/28 (d)	310,000	196,824
10.25% 5/1/30 (d)	170,000	139,400
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,170,000	2,046,060
8.5% 10/30/25 (d)	3,690,000	3,574,688
LBM Acquisition LLC 6.25% 1/15/29 (d)	1,295,000	833,740
Levi Strauss & Co. 3.5% 3/1/31 (d)	1,310,000	1,070,925
Wolverine World Wide, Inc. 4% 8/15/29 (d)	1,855,000	1,488,341
		11,880,845
Technology - 6.1%
Acuris Finance U.S. 5% 5/1/28 (d)	3,360,000	2,788,195
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	1,240,000	1,009,614
6.125% 12/1/28 (d)	1,720,000	1,402,858
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,525,000	2,184,125
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	455,000	380,156
4.875% 7/1/29 (d)	460,000	377,660
CommScope, Inc.:
4.75% 9/1/29 (d)	825,000	665,523
6% 3/1/26 (d)	1,015,000	934,845
7.125% 7/1/28 (d)	1,455,000	1,105,916
8.25% 3/1/27 (d)	435,000	343,868
Elastic NV 4.125% 7/15/29 (d)	2,310,000	1,928,342
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	1,290,000	1,201,284
5.95% 6/15/30 (d)	1,370,000	1,303,384
Gartner, Inc. 4.5% 7/1/28 (d)	1,470,000	1,349,761
II-VI, Inc. 5% 12/15/29 (d)	1,990,000	1,736,275
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	3,323,000	2,657,702
MicroStrategy, Inc. 6.125% 6/15/28 (d)	2,735,000	2,177,963
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	705,000	627,302
onsemi 3.875% 9/1/28 (d)	1,115,000	981,798
Open Text Corp. 3.875% 12/1/29 (d)	2,540,000	2,137,791
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	1,695,000	1,328,007
5.375% 12/1/28 (d)	11,522,000	7,529,281
Roblox Corp. 3.875% 5/1/30 (d)	1,955,000	1,584,567
Sensata Technologies BV 4% 4/15/29 (d)	995,000	843,840
TTM Technologies, Inc. 4% 3/1/29 (d)	4,145,000	3,485,742
Twilio, Inc. 3.875% 3/15/31	730,000	600,622
Uber Technologies, Inc. 8% 11/1/26 (d)	2,220,000	2,210,010
		44,876,431
Telecommunications - 9.0%
Altice Financing SA:
5% 1/15/28 (d)	3,230,000	2,602,863
5.75% 8/15/29 (d)	6,895,000	5,533,238
Altice France Holding SA 6% 2/15/28 (d)	4,250,000	3,006,875
Altice France SA:
5.125% 1/15/29 (d)	5,090,000	3,856,235
5.125% 7/15/29 (d)	3,525,000	2,661,375
5.5% 1/15/28 (d)	1,850,000	1,466,125
5.5% 10/15/29 (d)	3,705,000	2,829,879
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,905,000	8,889,738
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	455,000	376,513
5.625% 9/15/28 (d)	360,000	281,614
Consolidated Communications, Inc. 5% 10/1/28 (d)	535,000	427,663
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,360,000	2,006,000
5.875% 10/15/27 (d)	940,000	845,156
5.875% 11/1/29	1,430,000	1,100,585
6% 1/15/30 (d)	1,240,000	954,118
6.75% 5/1/29 (d)	1,600,000	1,316,000
8.75% 5/15/30 (d)	955,000	965,495
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	1,895,000	1,563,375
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	340,000	262,158
4.25% 7/1/28 (d)	3,590,000	2,876,488
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	4,700,000	3,498,657
5.125% 12/15/26 (d)	1,310,000	1,102,784
Millicom International Cellular SA 4.5% 4/27/31 (d)	200,000	148,000
Sable International Finance Ltd. 5.75% 9/7/27 (d)	464,000	423,307
SBA Communications Corp. 3.125% 2/1/29	935,000	765,298
Sprint Capital Corp.:
6.875% 11/15/28	1,123,000	1,180,857
8.75% 3/15/32	1,575,000	1,895,481
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	893,810
7.2% 7/18/36	845,000	641,562
7.721% 6/4/38	235,000	181,303
Uniti Group, Inc. 6% 1/15/30 (d)	4,060,000	2,808,708
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	690,000	566,980
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	1,735,000	1,394,506
Windstream Escrow LLC 7.75% 8/15/28 (d)	5,460,000	4,395,300
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	1,600,000	1,327,344
6.125% 3/1/28 (d)	1,020,000	736,552
		65,781,942
Textiles/Apparel - 0.2%
Foot Locker, Inc. 4% 10/1/29 (d)	2,065,000	1,561,749
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	335,000	266,030
		1,827,779
Transportation Ex Air/Rail - 0.5%
Golar LNG Ltd. 7% 10/20/25 (d)	1,025,000	954,403
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	595,000	514,778
Seaspan Corp. 5.5% 8/1/29 (d)	3,290,000	2,625,826
		4,095,007
Utilities - 3.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,005,000	810,251
4.75% 3/15/28 (d)	585,000	526,314
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,282,000	1,153,800
InterGen NV 7% 6/30/23 (d)	4,960,000	4,770,280
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,535,000	1,237,839
5.25% 6/15/29 (d)	1,405,000	1,253,963
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	1,870,422	1,833,014
PG&E Corp.:
5% 7/1/28	2,715,000	2,291,134
5.25% 7/1/30	4,455,000	3,665,039
Pike Corp. 5.5% 9/1/28 (d)	4,985,000	4,046,873
Vistra Operations Co. LLC 5.625% 2/15/27 (d)	1,455,000	1,368,078
		22,956,585
TOTAL NONCONVERTIBLE BONDS		630,636,490
TOTAL CORPORATE BONDS (Cost $770,891,275)		644,013,431

Common Stocks - 1.8%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (f)	59,900	554,075
Energy - 1.4%
California Resources Corp. warrants 10/27/24 (f)	1,768	18,157
Jonah Energy Parent LLC (c)(f)	58,499	2,661,705
Mesquite Energy, Inc. (c)(f)	82,533	4,838,897
New Fortress Energy, Inc.	32,000	1,266,240
Pioneer Natural Resources Co.	6,000	1,338,480
TOTAL ENERGY		10,123,479
Gaming - 0.1%
Caesars Entertainment, Inc. (f)	32,100	1,229,430
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(f)	1	35,011
GTT Communications, Inc. rights (c)(f)	92,208	92,208
TOTAL TELECOMMUNICATIONS		127,219
Utilities - 0.2%
EQT Corp.	39,000	1,341,600
TOTAL COMMON STOCKS (Cost $10,616,767)		13,375,803

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9.1808% 5/25/26 (g)(h)(i)	1,137,109	1,129,525
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.4308% 8/24/26 (g)(h)(i)	2,563,935	598,243
TOTAL BROADCASTING		1,727,768
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.0622% 5/17/28 (g)(h)(i)	1,260,451	970,547
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(g)(h)(i)	1,594,970	1,515,221
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (g)(h)(i)	1,467,625	1,363,512
TOTAL CHEMICALS		2,878,733
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (g)(h)(i)	798,322	655,510
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(i)	1,391,841	1,304,851
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(i)	937,758	879,148
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(h)(i)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(h)(i)	658,000	0
TOTAL ENERGY		2,183,999
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.5253% 1/27/29 (g)(h)(i)	2,826,147	2,599,009
Healthcare - 0.5%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (g)(h)(i)	74,620	70,516
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (g)(h)(i)	4,014,060	3,788,269
TOTAL HEALTHCARE		3,858,785
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2137% 4/25/25 (g)(h)(i)	1,381,100	1,305,001
Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (g)(h)(i)	3,417,438	3,126,955
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 3/30/29 (g)(h)(i)	570,000	531,793
Services - 0.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6253% 12/20/29 (c)(g)(h)(i)	75,000	69,000
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 12/21/28 (g)(h)(i)	345,000	321,713
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (g)(h)(i)	130,000	118,950
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (g)(h)(i)	1,298,475	1,196,220
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4% 6/21/24 (g)(h)(i)	3,390,729	2,921,690
TOTAL SERVICES		4,627,573
Super Retail - 0.4%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (g)(h)(i)	1,561,068	1,419,011
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/18/27 (g)(h)(i)	1,778,907	1,453,705
TOTAL SUPER RETAIL		2,872,716
Technology - 0.7%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2044% 2/16/28 (g)(h)(i)	589,062	553,719
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0091% 2/15/29 (g)(h)(i)	1,902,536	1,746,776
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (g)(h)(i)(j)	322,464	296,064
Central Parent, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6/9/29 (g)(h)(i)(k)	345,000	325,207
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/4/26 (g)(h)(i)	942,730	844,337
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.16% 2/15/28 (g)(h)(i)	767,231	697,221
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (g)(h)(i)	464,754	443,840
TOTAL TECHNOLOGY		4,907,164
Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (g)(h)(i)	3,558,601	2,779,160
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2593% 4/30/27 (g)(h)(i)	1,344,373	1,193,131
TOTAL TELECOMMUNICATIONS		3,972,291
Utilities - 0.3%
Brookfield WEC Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 5.7474% 8/1/25 (g)(h)(i)	770,000	738,653
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 6/23/25 (g)(h)(i)	1,695,864	1,594,960
TOTAL UTILITIES		2,333,613
TOTAL BANK LOAN OBLIGATIONS (Cost $44,202,890)		38,551,457

Other - 0.5%
	Shares	Value ($)
Other - 0.5%
Fidelity Direct Lending Fund, LP (b)(l) (Cost $3,722,430)		3,704,087

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (m) (Cost $16,385,234)	16,381,958	16,385,234

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $845,818,596)	716,030,012
NET OTHER ASSETS (LIABILITIES) - 2.3%	16,877,477
NET ASSETS - 100.0%	732,907,489

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,050,374 or 1.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $534,920,515 or 73.0% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Non-income producing
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $322,464 and $299,085, respectively.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 6/30/22	3,722,431
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	649,253
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,120,884

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	19,357,047	186,675,454	189,647,267	39,480	-	-	16,385,234	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	-	39,441,647	39,441,647	30,211	-	-	-	0.0%
Total	19,357,047	226,117,101	229,088,914	69,691	-	-	16,385,234

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	1,504,067	2,218,363	-	90,834	-	(18,343)	3,704,087
	1,504,067	2,218,363	-	90,834	-	(18,343)	3,704,087

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	589,086	554,075	-	35,011
Consumer Discretionary	1,229,430	1,229,430	-	-
Energy	11,465,079	3,964,477	-	7,500,602
Information Technology	92,208	-	-	92,208

Corporate Bonds	644,013,431	-	635,667,143	8,346,288

Bank Loan Obligations	38,551,457	-	36,967,236	1,584,221

Money Market Funds	16,385,234	16,385,234	-	-
Total Investments in Securities:	712,325,925	22,133,216	672,634,379	17,558,330
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Energy
Beginning Balance	$6,728,090
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	772,512
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$7,500,602
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$772,512
Corporate Bonds
Beginning Balance	$5,561,322
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,720,213
Cost of Purchases	64,753
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$8,346,288
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$2,720,213
Other Investments in Securities
Beginning Balance	$3,954,735
Net Realized Gain (Loss) on Investment Securities	1,310
Net Unrealized Gain (Loss) on Investment Securities	(48,538)
Cost of Purchases	-
Proceeds of Sales	(772,455)
Amortization/Accretion	5,455
Transfers into Level 3	75,000
Transfers out of Level 3	(1,504,067)
Ending Balance	$1,711,440
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(48,538)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$695,940,691
Unaffiliated issuers (cost $825,710,932)
Fidelity Central Funds (cost $16,385,234)	16,385,234
Other affiliated issuers (cost $3,722,430)	3,704,087

Total Investment in Securities (cost $845,818,596)		$716,030,012
Receivable for investments sold		5,871,764
Receivable for fund shares sold		943,956
Dividends receivable		20,526
Interest receivable		12,032,423
Distributions receivable from Fidelity Central Funds		35,802
Total assets		734,934,483
Liabilities
Payable to custodian bank	$37,959
Payable for investments purchased	1,162,060
Payable for fund shares redeemed	315,940
Accrued management fee	360,166
Distribution and service plan fees payable	31,957
Other affiliated payables	79,138
Other payables and accrued expenses	39,774
Total Liabilities		2,026,994
Net Assets		$732,907,489
Net Assets consist of:
Paid in capital		$935,516,756
Total accumulated earnings (loss)		(202,609,267)
Net Assets		$732,907,489

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($239,192,367 ÷ 53,098,317 shares)		$4.50
Service Class :
Net Asset Value , offering price and redemption price per share ($43,941,088 ÷ 9,840,833 shares)		$4.47
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($120,556,187 ÷ 27,989,216 shares)		$4.31
Investor Class :
Net Asset Value , offering price and redemption price per share ($329,217,847 ÷ 73,578,543 shares)		$4.47

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends (including $90,834 earned from affiliated issuers)		$391,848
Interest		23,269,552
Income from Fidelity Central Funds (including $30,211 from security lending)		69,691
Total Income		23,731,091
Expenses
Management fee	$2,370,591
Transfer agent fees	361,144
Distribution and service plan fees	203,387
Accounting fees	158,868
Custodian fees and expenses	5,473
Independent trustees' fees and expenses	1,517
Audit	40,936
Legal	166,136
Interest	344
Miscellaneous	1,761
Total expenses before reductions	3,310,157
Expense reductions	(7,589)
Total expenses after reductions		3,302,568
Net Investment income (loss)		20,428,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,591,197)
Total net realized gain (loss)		(10,591,197)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(140,593,067)
Affiliated issuers	(18,343)
Total change in net unrealized appreciation (depreciation)		(140,611,410)
Net gain (loss)		(151,202,607)
Net increase (decrease) in net assets resulting from operations		$(130,774,084)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,428,523	$44,147,271
Net realized gain (loss)	(10,591,197)	21,951,238
Change in net unrealized appreciation (depreciation)	(140,611,410)	(23,268,129)
Net increase (decrease) in net assets resulting from operations	(130,774,084)	42,830,380
Distributions to shareholders	(358,625)	(51,264,851)
Share transactions - net increase (decrease)	(111,325,847)	14,687,529
Total increase (decrease) in net assets	(242,458,556)	6,253,058

Net Assets
Beginning of period	975,366,045	969,112,987
End of period	$732,907,489	$975,366,045

High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$5.25	$5.31	$5.43	$4.97	$5.46	$5.38
Income from Investment Operations
Net investment income (loss) A,B	.118	.245	.266	.286	.288	.290
Net realized and unrealized gain (loss)	(.866)	(.016)	(.121)	.457	(.473)	.091
Total from investment operations	(.748)	.229	.145	.743	(.185)	.381
Distributions from net investment income	(.002)	(.289)	(.265)	(.283)	(.305)	(.301)
Total distributions	(.002)	(.289)	(.265)	(.283)	(.305)	(.301)
Net asset value, end of period	$4.50	$5.25	$5.31	$5.43	$4.97	$5.46
Total Return C,D,E	(14.25)%	4.41%	2.75%	15.11%	(3.46)%	7.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.71% H	.66%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.71% H	.66%	.67%	.67%	.67%	.67%
Net investment income (loss)	4.82% H	4.57%	5.14%	5.31%	5.33%	5.22%
Supplemental Data
Net assets, end of period (000 omitted)	$239,192	$312,771	$313,973	$327,442	$299,239	$355,469
Portfolio turnover rate I	32% H	66%	72%	30%	69%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

High Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$5.21	$5.26	$5.38	$4.93	$5.42	$5.34
Income from Investment Operations
Net investment income (loss) A,B	.115	.238	.259	.279	.280	.283
Net realized and unrealized gain (loss)	(.853)	(.007)	(.120)	.449	(.471)	.092
Total from investment operations	(.738)	.231	.139	.728	(.191)	.375
Distributions from net investment income	(.002)	(.281)	(.259)	(.278)	(.299)	(.295)
Total distributions	(.002)	(.281)	(.259)	(.278)	(.299)	(.295)
Net asset value, end of period	$4.47	$5.21	$5.26	$5.38	$4.93	$5.42
Total Return C,D,E	(14.17)%	4.50%	2.65%	14.92%	(3.60)%	7.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H	.77%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.81% H	.76%	.77%	.77%	.77%	.77%
Expenses net of all reductions	.81% H	.76%	.77%	.77%	.77%	.77%
Net investment income (loss)	4.72% H	4.47%	5.04%	5.21%	5.23%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$43,941	$53,927	$53,326	$66,123	$58,231	$68,104
Portfolio turnover rate I	32% H	66%	72%	30%	69%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$5.03	$5.09	$5.22	$4.79	$5.27	$5.20
Income from Investment Operations
Net investment income (loss) A,B	.108	.222	.244	.262	.264	.267
Net realized and unrealized gain (loss)	(.826)	(.009)	(.121)	.438	(.451)	.090
Total from investment operations	(.718)	.213	.123	.700	(.187)	.357
Distributions from net investment income	(.002)	(.273)	(.253)	(.270)	(.293)	(.287)
Total distributions	(.002)	(.273)	(.253)	(.270)	(.293)	(.287)
Net asset value, end of period	$4.31	$5.03	$5.09	$5.22	$4.79	$5.27
Total Return C,D,E	(14.28)%	4.29%	2.42%	14.77%	(3.63)%	6.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.92%	.92%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.96% H	.91%	.92%	.92%	.92%	.92%
Expenses net of all reductions	.96% H	.91%	.92%	.92%	.92%	.92%
Net investment income (loss)	4.57% H	4.32%	4.89%	5.06%	5.08%	4.97%
Supplemental Data
Net assets, end of period (000 omitted)	$120,556	$166,773	$170,257	$187,747	$139,564	$166,993
Portfolio turnover rate I	32% H	66%	72%	30%	69%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$5.22	$5.27	$5.39	$4.94	$5.43	$5.36
Income from Investment Operations
Net investment income (loss) A,B	.117	.242	.263	.283	.284	.287
Net realized and unrealized gain (loss)	(.865)	(.004)	(.119)	.448	(.470)	.083
Total from investment operations	(.748)	.238	.144	.731	(.186)	.370
Distributions from net investment income	(.002)	(.288)	(.264)	(.281)	(.304)	(.300)
Total distributions	(.002)	(.288)	(.264)	(.281)	(.304)	(.300)
Net asset value, end of period	$4.47	$5.22	$5.27	$5.39	$4.94	$5.43
Total Return C,D,E	(14.33)%	4.63%	2.74%	14.94%	(3.50)%	6.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.70%	.71%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.74% H	.70%	.71%	.70%	.71%	.71%
Expenses net of all reductions	.74% H	.70%	.71%	.70%	.71%	.71%
Net investment income (loss)	4.79% H	4.53%	5.11%	5.28%	5.30%	5.18%
Supplemental Data
Net assets, end of period (000 omitted)	$329,218	$441,896	$431,557	$462,593	$391,173	$456,983
Portfolio turnover rate I	32% H	66%	72%	30%	69%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Direct Lending Fund, LP.
The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.
Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.
The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annual expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a brokerand valuations using NAV as a practical expedient.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$7,627,821	Recovery value	Recovery value	$1.00-$45,228.15/$12,447.66	Increase
		Market comparable	Book value multiple	1.0	Increase
			Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	2.3-2.9/2.5	Increase
			Comparable sales - land ($/Acre)	$5,000.00 - $5,300.00 / $5,193.54	Increase
			Daily production multiple ($/Million cubic feet per day)	$1,900.00	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$17,500.00	Increase
Corporate Bonds	$8,346,288	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Book value multiple	1.0	Increase
			Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	2.3	Increase
			Comparable sales - land ($/Acre)	$5,300	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$17,500.00	Increase
Bank Loan Obligations	$1,584,221	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$92.00 - $95.00 / $94.87	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund'sSchedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
No expiration
Gross unrealized appreciation	$15,798,704
Gross unrealized depreciation	(143,300,434)
Net unrealized appreciation (depreciation)	$(127,501,730)
Tax cost	$843,531,742
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
Short-term	$(38,111,063)
Long-term	(46,767,544)
Total capital loss carryforward	$(84,878,607)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable
Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.
	Investment to be Acquired	Commitment Amount
VIP High Income Portfolio	Fidelity Direct Lending Fund, LP	$7,277,570
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP High Income Portfolio	134,612,483	226,081,268
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$25,914
Service Class 2	177,473
$203,387
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$95,373.07
Service Class	17,621.07
Service Class 2	48,273.07
Investor Class	199,877.10
	$361,144
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP High Income Portfolio	.04
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP High Income Portfolio	$40
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP High Income Portfolio	Borrower	$7,865,000.32%		$344
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP High Income Portfolio	7,495	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP High Income Portfolio	$782
Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP High Income Portfolio	$3,219	$3	$-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $201
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,388.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$117,034	$16,578,946
Service Class	20,634	2,827,038
Service Class 2	59,834	8,286,498
Investor Class	161,123	23,572,369
Total	$358,625	$51,264,851
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP High Income Portfolio
Initial Class
Shares sold	7,049,560	6,582,111	$34,417,658	$35,316,676
Reinvestment of distributions	22,981	3,175,763	116,971	16,578,946
Shares redeemed	(13,493,033)	(9,420,357)	(66,271,077)	(50,485,840)
Net increase (decrease)	(6,420,492)	337,517	$(31,736,448)	$1,409,782
Service Class
Shares sold	5,089,872	5,935,782	$24,592,884	$31,370,807
Reinvestment of distributions	4,086	546,572	20,634	2,827,038
Shares redeemed	(5,599,283)	(6,270,913)	(26,217,104)	(33,538,593)
Net increase (decrease)	(505,325)	211,441	$(1,603,586)	$659,252
Service Class 2
Shares sold	5,888,588	12,586,111	$27,956,551	$64,381,008
Reinvestment of distributions	12,261	1,658,903	59,834	8,286,498
Shares redeemed	(11,059,988)	(14,557,956)	(52,466,019)	(74,483,522)
Net increase (decrease)	(5,159,139)	(312,942)	$(24,449,634)	$(1,816,016)
Investor Class
Shares sold	5,782,441	11,138,508	$28,637,653	$59,901,440
Reinvestment of distributions	31,807	4,549,245	160,936	23,572,369
Shares redeemed	(16,879,994)	(12,883,556)	(82,334,768)	(69,039,298)
Net increase (decrease)	(11,065,746)	2,804,197	$(53,536,179)	$14,434,511
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP: High Income Portfolio	50%	1	12%
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
High Income Portfolio
Initial Class	.71%
Actual		$ 1,000	$ 857.50	$ 3.27
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Service Class	.81%
Actual		$ 1,000	$ 858.30	$ 3.73
Hypothetical- B		$ 1,000	$ 1,020.78	$ 4.06
Service Class 2	.96%
Actual		$ 1,000	$ 857.20	$ 4.42
Hypothetical- B		$ 1,000	$ 1,020.03	$ 4.81
Investor Class	.74%
Actual		$ 1,000	$ 856.70	$ 3.41
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in January 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP High Income Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board .

VIP High Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the Initial Class ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits
.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705694.124
VIPHI-SANN-0822
Fidelity® Variable Insurance Products:

Growth Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	11.4
Alphabet, Inc. Class A	8.3
UnitedHealth Group, Inc.	5.7
Apple, Inc.	4.7
Amazon.com, Inc.	4.5
Vertex Pharmaceuticals, Inc.	2.9
Adobe, Inc.	2.0
Reliance Industries Ltd.	1.9
The Coca-Cola Co.	1.8
Qualcomm, Inc.	1.7
44.9

Market Sectors (% of Fund's net assets)

Information Technology	29.8
Health Care	19.2
Communication Services	15.4
Consumer Discretionary	9.2
Industrials	6.4
Financials	5.5
Energy	5.0
Consumer Staples	4.4
Materials	4.1
Real Estate	0.8
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 10.6%
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.4%
Entertainment - 3.1%
Universal Music Group NV	5,754,153	115,290,380
Warner Music Group Corp. Class A	3,829,775	93,293,319
		208,583,699
Interactive Media & Services - 10.4%
Alphabet, Inc. Class A (a)	256,889	559,827,922
Bumble, Inc. (a)	590,300	16,616,945
Meta Platforms, Inc. Class A (a)	718,118	115,796,528
Zoominfo Technologies, Inc. (a)	381,235	12,672,251
		704,913,646
Media - 1.9%
Charter Communications, Inc. Class A (a)	146,900	68,827,057
Innovid Corp. (b)	432,557	718,045
Liberty Media Corp. Liberty Formula One Group Series C (a)	1,012,668	64,274,038
		133,819,140
TOTAL COMMUNICATION SERVICES		1,047,316,485
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.5%
Ferrari NV	197,589	36,253,630
XPeng, Inc. ADR (a)	34,600	1,098,204
		37,351,834
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	2,780,602	32,171,565
Mister Car Wash, Inc. (c)	1,167,800	12,705,664
		44,877,229
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	408,900	36,424,812
Flutter Entertainment PLC (a)	145,600	14,611,573
Wingstop, Inc. (c)	74,600	5,577,842
		56,614,227
Household Durables - 0.0%
Blu Investments LLC (a)(b)(d)	14,533,890	4,506
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	2,897,280	307,720,109
Uber Technologies, Inc. (a)	1,868,605	38,231,658
		345,951,767
Multiline Retail - 0.0%
Dollarama, Inc.	59,000	3,397,359
Specialty Retail - 1.2%
Aritzia, Inc. (a)	157,900	4,275,027
Five Below, Inc. (a)	274,900	31,181,907
Floor & Decor Holdings, Inc. Class A (a)	76,105	4,791,571
TJX Companies, Inc.	244,500	13,655,325
Victoria's Secret & Co. (a)	886,800	24,803,796
		78,707,626
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	50,858	31,169,751
On Holding AG	20,300	359,107
Samsonite International SA (a)(e)	13,358,700	26,592,100
		58,120,958
TOTAL CONSUMER DISCRETIONARY		625,025,506
CONSUMER STAPLES - 4.4%
Beverages - 3.8%
Boston Beer Co., Inc. Class A (a)	67,300	20,389,881
Constellation Brands, Inc. Class A (sub. vtg.)	106,200	24,750,972
Keurig Dr. Pepper, Inc.	1,061,000	37,548,790
Monster Beverage Corp. (a)	593,747	55,040,347
The Coca-Cola Co.	1,948,624	122,587,936
		260,317,926
Household Products - 0.6%
Reckitt Benckiser Group PLC	499,164	37,543,253
TOTAL CONSUMER STAPLES		297,861,179
ENERGY - 5.0%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	1,180,300	34,075,261
Cactus, Inc.	174,500	7,027,115
Championx Corp.	367,200	7,288,920
Helmerich & Payne, Inc.	176,300	7,591,478
ProPetro Holding Corp. (a)	531,200	5,312,000
TechnipFMC PLC (a)	114,122	768,041
		62,062,815
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. (c)	460,800	24,735,744
Cheniere Energy, Inc.	587,126	78,105,372
Denbury, Inc. (a)	158,900	9,532,411
New Fortress Energy, Inc.	415,400	16,437,378
Range Resources Corp. (a)	885,100	21,906,225
Reliance Industries Ltd.	3,841,352	126,268,667
		276,985,797
TOTAL ENERGY		339,048,612
FINANCIALS - 5.5%
Banks - 0.1%
HDFC Bank Ltd.	234,578	4,018,494
M&T Bank Corp.	19,800	3,155,922
		7,174,416
Capital Markets - 3.1%
CME Group, Inc.	563,622	115,373,423
MarketAxess Holdings, Inc.	82,100	21,018,421
Moody's Corp.	39,400	10,715,618
Morningstar, Inc.	48,700	11,777,121
MSCI, Inc.	66,900	27,572,835
S&P Global, Inc.	69,900	23,560,494
		210,017,912
Insurance - 2.3%
American Financial Group, Inc.	270,968	37,613,068
Arthur J. Gallagher & Co.	401,230	65,416,539
BRP Group, Inc. (a)	485,700	11,729,655
Marsh & McLennan Companies, Inc.	285,600	44,339,400
		159,098,662
TOTAL FINANCIALS		376,290,990
HEALTH CARE - 19.2%
Biotechnology - 6.0%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,781,700	106,902
rights (a)(d)	1,781,700	106,902
Affimed NV (a)	594,887	1,647,837
Alnylam Pharmaceuticals, Inc. (a)	140,900	20,550,265
Applied Therapeutics, Inc. (a)	92,711	87,909
Atara Biotherapeutics, Inc. (a)	455,700	3,549,903
Cytokinetics, Inc. (a)	206,200	8,101,598
EQRx, Inc. (a)	433,699	2,034,048
Erasca, Inc.	165,900	924,063
Evelo Biosciences, Inc. (a)	466,900	985,159
Galapagos NV sponsored ADR (a)	370,100	20,651,580
Gamida Cell Ltd. (a)(c)	1,674,200	2,963,334
Hookipa Pharma, Inc. (a)	1,185,700	1,932,691
Innovent Biologics, Inc. (a)(e)	1,085,000	4,825,725
Insmed, Inc. (a)(c)	783,184	15,444,388
Prelude Therapeutics, Inc. (a)	30,200	157,644
Regeneron Pharmaceuticals, Inc. (a)	111,731	66,047,546
Rubius Therapeutics, Inc. (a)	134,856	114,722
Seagen, Inc. (a)	263,100	46,552,914
Seres Therapeutics, Inc. (a)	405,600	1,391,208
Synlogic, Inc. (a)	1,192,900	1,371,835
Vertex Pharmaceuticals, Inc. (a)	688,550	194,026,505
Vor Biopharma, Inc. (a)	454,995	2,261,325
XOMA Corp. (a)(c)	374,819	8,350,967
		404,186,970
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	490,198	46,612,928
Insulet Corp. (a)	8,300	1,808,902
Nevro Corp. (a)	68,100	2,984,823
Penumbra, Inc. (a)	65,000	8,093,800
		59,500,453
Health Care Providers & Services - 7.1%
Guardant Health, Inc. (a)	452,000	18,233,680
HealthEquity, Inc. (a)	1,140,096	69,990,493
Option Care Health, Inc. (a)	60,800	1,689,632
Tenet Healthcare Corp. (a)	89,000	4,677,840
UnitedHealth Group, Inc.	752,962	386,743,872
		481,335,517
Health Care Technology - 0.3%
Certara, Inc. (a)	645,600	13,854,576
Doximity, Inc.	125,600	4,373,392
Simulations Plus, Inc. (c)	117,500	5,796,275
		24,024,243
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. (a)	71,814	3,249,584
Bio-Techne Corp.	54,100	18,753,224
Bruker Corp.	507,020	31,820,575
Codexis, Inc. (a)	640,300	6,697,538
Danaher Corp.	279,935	70,969,121
Nanostring Technologies, Inc. (a)	111,500	1,416,050
Thermo Fisher Scientific, Inc.	55,700	30,260,696
		163,166,788
Pharmaceuticals - 2.5%
Aclaris Therapeutics, Inc. (a)	278,900	3,893,444
AstraZeneca PLC sponsored ADR	629,100	41,564,637
Eli Lilly & Co.	340,846	110,512,499
Euroapi SASU (a)	3,156	49,789
Nuvation Bio, Inc. (a)	326,843	1,058,971
Revance Therapeutics, Inc. (a)	442,900	6,120,878
Sanofi SA	72,600	7,321,424
		170,521,642
TOTAL HEALTH CARE		1,302,735,613
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	96,700	9,009,539
Northrop Grumman Corp.	113,500	54,317,695
The Boeing Co. (a)	323,300	44,201,576
		107,528,810
Electrical Equipment - 0.8%
Ballard Power Systems, Inc. (a)(c)	30,600	192,780
Bloom Energy Corp. Class A (a)(c)	153,100	2,526,150
Ceres Power Holdings PLC (a)	1,786,200	11,915,390
Eaton Corp. PLC	57,500	7,244,425
Generac Holdings, Inc. (a)	113,799	23,963,793
Vestas Wind Systems A/S	350,400	7,450,206
		53,292,744
Machinery - 1.4%
Caterpillar, Inc.	153,700	27,475,412
Chart Industries, Inc. (a)(c)	74,600	12,486,548
Ingersoll Rand, Inc.	1,145,675	48,210,004
Parker Hannifin Corp.	18,600	4,576,530
		92,748,494
Professional Services - 1.9%
ASGN, Inc. (a)	158,500	14,304,625
Clarivate Analytics PLC (a)	1,571,800	21,785,148
CoStar Group, Inc. (a)	45,200	2,730,532
KBR, Inc.	1,449,355	70,134,288
Kforce, Inc.	74,100	4,545,294
Upwork, Inc. (a)	808,431	16,718,353
		130,218,240
Trading Companies & Distributors - 0.7%
Azelis Group NV	141,000	3,085,249
Ferguson PLC	435,649	48,725,391
		51,810,640
TOTAL INDUSTRIALS		435,598,928
INFORMATION TECHNOLOGY - 29.8%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (a)	43,200	16,204,752
IT Services - 1.2%
Cloudflare, Inc. (a)	344,500	15,071,875
MasterCard, Inc. Class A	71,232	22,472,271
MongoDB, Inc. Class A (a)(c)	169,918	44,093,721
Snowflake, Inc. (a)	13,100	1,821,686
		83,459,553
Semiconductors & Semiconductor Equipment - 6.0%
Aixtron AG	732,900	18,571,269
Allegro MicroSystems LLC (a)	210,400	4,353,176
ASML Holding NV	58,838	27,999,827
eMemory Technology, Inc.	64,000	2,228,277
Enphase Energy, Inc. (a)	262,541	51,258,505
NVIDIA Corp.	553,086	83,842,307
NXP Semiconductors NV	83,900	12,419,717
Qualcomm, Inc.	914,249	116,786,167
Silicon Laboratories, Inc. (a)	14,300	2,005,146
SiTime Corp. (a)	82,300	13,417,369
SolarEdge Technologies, Inc. (a)	170,700	46,717,176
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,100	662,175
Universal Display Corp.	259,900	26,286,286
		406,547,397
Software - 17.7%
Adobe, Inc. (a)	369,704	135,333,846
Confluent, Inc. (c)	378,500	8,796,340
Elastic NV (a)	5,300	358,651
Epic Games, Inc. (a)(b)(d)	5,869	5,458,170
GitLab, Inc.	20,100	1,068,114
HashiCorp, Inc. (c)	287,100	8,452,224
HubSpot, Inc. (a)	31,600	9,500,540
Intuit, Inc.	143,920	55,472,525
Manhattan Associates, Inc. (a)	265,800	30,460,680
Microsoft Corp.	3,002,491	771,129,767
Oracle Corp.	803,791	56,160,877
Palo Alto Networks, Inc. (a)	232,400	114,791,656
Volue A/S (a)	1,818,700	4,394,556
		1,201,377,946
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	2,316,886	316,764,654
TOTAL INFORMATION TECHNOLOGY		2,024,354,302
MATERIALS - 3.7%
Chemicals - 3.3%
Albemarle Corp.	337,843	70,602,430
CF Industries Holdings, Inc.	712,314	61,066,679
Sherwin-Williams Co.	314,558	70,432,682
The Chemours Co. LLC	644,900	20,649,698
		222,751,489
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	3,037,341	18,358,822
MP Materials Corp. (a)(c)	310,600	9,964,048
		28,322,870
TOTAL MATERIALS		251,074,359
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Prologis (REIT), Inc.	261,800	30,800,770
Welltower, Inc.	50,200	4,133,970
		34,934,740
Real Estate Management & Development - 0.3%
Doma Holdings, Inc. (a)(b)	869,482	895,566
WeWork, Inc. (a)	3,204,300	16,085,586
		16,981,152
TOTAL REAL ESTATE		51,915,892
UTILITIES - 0.3%
Electric Utilities - 0.2%
ORSTED A/S (e)	118,500	12,480,884
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	146,600	5,101,680
TOTAL UTILITIES		17,582,564
TOTAL COMMON STOCKS (Cost $4,760,433,298)		6,768,804,430

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(d)	198,400	907,283
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(d)	181,657	5,690
Software - 0.0%
ASAPP, Inc. Series C (a)(b)(d)	654,971	2,279,299
TOTAL INFORMATION TECHNOLOGY		2,284,989
MATERIALS - 0.4%
Metals & Mining - 0.4%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(d)	137,249	6,865,195
Series C3 (a)(b)(d)	171,560	8,581,431
Series C4 (a)(b)(d)	48,240	2,412,965
Series C5 (b)(d)	96,064	4,805,121
		22,664,712
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,617,827)		25,856,984

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	2,610,245	2,610,767
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	49,071,546	49,076,453
TOTAL MONEY MARKET FUNDS (Cost $51,687,220)		51,687,220

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,831,738,345)	6,846,348,634
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(58,389,533)
NET ASSETS - 100.0%	6,787,959,101

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,933,271 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,898,709 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	4,320,909
Blu Investments LLC	5/21/20	25,138
Doma Holdings, Inc.	3/02/21	8,694,820
ElevateBio LLC Series C	3/09/21	832,288
Epic Games, Inc.	3/29/21	5,194,065
Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225
Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800
Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640
Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965
Innovid Corp.	6/24/21	4,325,570

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	8,407,342	728,956,474	734,753,049	48,902	-	-	2,610,767	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	18,613,591	211,946,660	181,483,798	252,696	-	-	49,076,453	0.1%
Total	27,020,933	940,903,134	916,236,847	301,598	-	-	51,687,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,047,316,485	932,026,105	115,290,380	-
Consumer Discretionary	625,025,506	593,851,249	31,169,751	4,506
Consumer Staples	297,861,179	260,317,926	37,543,253	-
Energy	339,048,612	339,048,612	-	-
Financials	376,290,990	372,272,496	4,018,494	-
Health Care	1,303,642,896	1,295,200,385	7,321,424	1,121,087
Industrials	435,598,928	428,148,722	7,450,206	-
Information Technology	2,026,639,291	2,018,896,132	-	7,743,159
Materials	273,739,071	232,715,537	18,358,822	22,664,712
Real Estate	51,915,892	51,915,892	-	-
Utilities	17,582,564	5,101,680	12,480,884	-

Money Market Funds	51,687,220	51,687,220	-	-
Total Investments in Securities:	6,846,348,634	6,581,181,956	233,633,214	31,533,464

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,940,891) - See accompanying schedule:	$6,794,661,414
Unaffiliated issuers (cost $4,780,051,125)
Fidelity Central Funds (cost $51,687,220)	51,687,220

Total Investment in Securities (cost $4,831,738,345)		$6,846,348,634
Cash		51,991
Foreign currency held at value (cost $1,069)		1,069
Receivable for investments sold		98,941
Receivable for fund shares sold		11,144,258
Dividends receivable		2,252,733
Distributions receivable from Fidelity Central Funds		157,525
Other receivables		95,226
Total assets		6,860,150,377
Liabilities
Payable for investments purchased	$10,063,311
Payable for fund shares redeemed	1,603,662
Accrued management fee	3,058,511
Distribution and service plan fees payable	379,128
Other affiliated payables	501,131
Deferred taxes	7,399,359
Other payables and accrued expenses	130,463
Collateral on securities loaned	49,055,711
Total Liabilities		72,191,276
Net Assets		$6,787,959,101
Net Assets consist of:
Paid in capital		$4,632,763,089
Total accumulated earnings (loss)		2,155,196,012
Net Assets		$6,787,959,101

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($3,737,398,931 ÷ 50,147,914 shares)		$74.53
Service Class :
Net Asset Value , offering price and redemption price per share ($872,553,207 ÷ 11,799,137 shares)		$73.95
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,422,940,095 ÷ 19,716,567 shares)		$72.17
Investor Class :
Net Asset Value , offering price and redemption price per share ($755,066,868 ÷ 10,215,191 shares)		$73.92

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$(1,639,115)
Special dividends		2,720,880
Foreign Tax Reclaims		176,233
Income from Fidelity Central Funds (including $252,696 from security lending)		301,598
Income before foreign taxes withheld		1,559,596
Less foreign taxes withheld		(460,896)
Total Income		1,098,700
Expenses
Management fee	$20,499,207
Transfer agent fees	2,731,521
Distribution and service plan fees	2,544,697
Accounting fees	587,739
Custodian fees and expenses	25,598
Independent trustees' fees and expenses	13,823
Audit	34,994
Legal	3,693
Interest	5,935
Miscellaneous	15,565
Total expenses before reductions	26,462,772
Expense reductions	(127,811)
Total expenses after reductions		26,334,961
Net Investment income (loss)		(25,236,261)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $62,479)	239,627,317
Foreign currency transactions	(85,370)
Total net realized gain (loss)		239,541,947
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $754,022)	(2,353,040,602)
Assets and liabilities in foreign currencies	13,888
Total change in net unrealized appreciation (depreciation)		(2,353,026,714)
Net gain (loss)		(2,113,484,767)
Net increase (decrease) in net assets resulting from operations		$(2,138,721,028)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(25,236,261)	$24,765,172
Net realized gain (loss)	239,541,947	1,145,778,049
Change in net unrealized appreciation (depreciation)	(2,353,026,714)	612,872,621
Net increase (decrease) in net assets resulting from operations	(2,138,721,028)	1,783,415,842
Distributions to shareholders	(394,453,959)	(1,793,757,552)
Share transactions - net increase (decrease)	89,402,074	1,310,351,053
Total increase (decrease) in net assets	(2,443,772,913)	1,300,009,343

Net Assets
Beginning of period	9,231,732,014	7,931,722,671
End of period	$6,787,959,101	$9,231,732,014

Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$102.43	$103.00	$79.09	$63.12	$74.05	$59.31
Income from Investment Operations
Net investment income (loss) A,B	(.24) C	.37 D	.01	.18	.21	.15
Net realized and unrealized gain (loss)	(23.25)	21.52	32.21	20.42	(.25) E	19.66
Total from investment operations	(23.49)	21.89	32.22	20.60	(.04)	19.81
Distributions from net investment income	(.32)	-	(.07)	(.19)	(.18)	(.15)
Distributions from net realized gain	(4.09)	(22.46)	(8.25)	(4.44)	(10.72)	(4.92)
Total distributions	(4.41)	(22.46)	(8.31) F	(4.63)	(10.89) F	(5.07)
Net asset value, end of period	$74.53	$102.43	$103.00	$79.09	$63.12	$74.05
Total Return G,H,I	(23.55)%	23.21%	43.89%	34.31%	(.17)% E	35.13%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.61% L	.61%	.62%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.60% L	.60%	.62%	.62%	.63%	.64%
Expenses net of all reductions	.60% L	.60%	.61%	.62%	.62%	.63%
Net investment income (loss)	(.61)% C,L	.36% D	.02%	.25%	.30%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$3,737,399	$5,103,811	$4,533,075	$3,441,605	$2,869,484	$3,165,086
Portfolio turnover rate M	42% L	45%	53%	47%	34%	50%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.64)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.20)%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$101.70	$102.42	$78.69	$62.83	$73.76	$59.10
Income from Investment Operations
Net investment income (loss) A,B	(.29) C	.27 D	(.07)	.11	.14	.08
Net realized and unrealized gain (loss)	(23.07)	21.37	32.03	20.31	(.25) E	19.59
Total from investment operations	(23.36)	21.64	31.96	20.42	(.11)	19.67
Distributions from net investment income	(.31)	-	(.05)	(.12)	(.11)	(.09)
Distributions from net realized gain	(4.09)	(22.36)	(8.18)	(4.44)	(10.72)	(4.92)
Total distributions	(4.39) F	(22.36)	(8.23)	(4.56)	(10.82) F	(5.01)
Net asset value, end of period	$73.95	$101.70	$102.42	$78.69	$62.83	$73.76
Total Return G,H,I	(23.59)%	23.08%	43.77%	34.17%	(.27)% E	35.00%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.71% L	.71%	.72%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.70% L	.70%	.72%	.72%	.73%	.74%
Expenses net of all reductions	.70% L	.70%	.71%	.72%	.72%	.73%
Net investment income (loss)	(.71)% C,L	.26% D	(.08)%	.15%	.20%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$872,553	$1,176,735	$1,018,192	$745,767	$600,590	$624,381
Portfolio turnover rate M	42% L	45%	53%	47%	34%	50%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.74)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.30)%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$99.42	$100.58	$77.43	$61.91	$72.86	$58.44
Income from Investment Operations
Net investment income (loss) A,B	(.34) C	.11 D	(.19)	- E	.03	(.02)
Net realized and unrealized gain (loss)	(22.54)	20.95	31.46	20.00	(.23) F	19.36
Total from investment operations	(22.88)	21.06	31.27	20.00	(.20)	19.34
Distributions from net investment income	(.28)	-	(.04)	(.04)	(.03)	(.06)
Distributions from net realized gain	(4.09)	(22.22)	(8.08)	(4.44)	(10.72)	(4.86)
Total distributions	(4.37)	(22.22)	(8.12)	(4.48)	(10.75)	(4.92)
Net asset value, end of period	$72.17	$99.42	$100.58	$77.43	$61.91	$72.86
Total Return G,H,I	(23.65)%	22.90%	43.55%	33.98%	(.43)% F	34.81%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.86% L	.85%	.87%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.85% L	.85%	.87%	.87%	.88%	.89%
Expenses net of all reductions	.85% L	.85%	.86%	.87%	.87%	.88%
Net investment income (loss)	(.86)% C,L	.11% D	(.23)%	-% M	.05%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,422,940	$1,941,161	$1,587,581	$1,182,162	$971,010	$1,069,117
Portfolio turnover rate N	42% L	45%	53%	47%	34%	50%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.89)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.29 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.18)%.

E Amount represents less than $.005 per share.

F Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.46)%.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount represents less than .005%.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$101.65	$102.38	$78.66	$62.81	$73.73	$59.08
Income from Investment Operations
Net investment income (loss) A,B	(.27) C	.29 D	(.05)	.12	.15	.10
Net realized and unrealized gain (loss)	(23.06)	21.37	32.02	20.30	(.23) E	19.58
Total from investment operations	(23.33)	21.66	31.97	20.42	(.08)	19.68
Distributions from net investment income	(.31)	-	(.06)	(.13)	(.12)	(.10)
Distributions from net realized gain	(4.09)	(22.39)	(8.20)	(4.44)	(10.72)	(4.92)
Total distributions	(4.40)	(22.39)	(8.25) F	(4.57)	(10.84)	(5.03) F
Net asset value, end of period	$73.92	$101.65	$102.38	$78.66	$62.81	$73.73
Total Return G,H,I	(23.58)%	23.12%	43.80%	34.18%	(.24)% E	35.03%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.68% L	.68%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.68% L	.68%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.68% L	.68%	.69%	.70%	.70%	.71%
Net investment income (loss)	(.68)% C,L	.28% D	(.06)%	.17%	.22%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$755,067	$1,010,025	$792,875	$547,920	$457,395	$448,392
Portfolio turnover rate M	42% L	45%	53%	47%	34%	50%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.72)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.27)%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified costand include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.
	Dividend Income	Net Unrealized Appreciation (Depreciation)
VIP Growth Portfolio	$(27,163,865)	$27,163,865
Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
VIP Growth Portfolio	$29,715
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$2,560,018,018
Gross unrealized depreciation	(554,238,976)
Net unrealized appreciation (depreciation)	$2,005,779,042
Tax cost	$4,840,569,592
The Fund elected to defer to its next fiscal year approximately $61,823,964 of capital losses recognized during the period November 1, 2021 to December 31, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Growth Portfolio	1,663,169,662	1,958,835,785
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$498,417
Service Class 2	2,046,280
$2,544,697
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$1,333,114.06
Service Class	308,243.06
Service Class 2	506,189.06
Investor Class	583,975.14
	$2,731,521
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Growth Portfolio	.02
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Growth Portfolio	$26,682
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Portfolio	Borrower	$10,066,667.55%		$4,608
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Portfolio	99,332,246	82,561,031	9,795,742
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Growth Portfolio	$7,127
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Growth Portfolio	$26,469	$61	$53,472

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Portfolio	$35,939,000	1.33%	$1,327
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $127,811.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$217,136,077	$1,004,167,547
Service Class	50,329,984	229,154,517
Service Class 2	83,916,524	372,447,117
Investor Class	43,071,374	187,988,371
Total	$394,453,959	$1,793,757,552
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Growth Portfolio
Initial Class
Shares sold	1,752,954	1,500,845	$145,753,631	$154,353,263
Reinvestment of distributions	2,493,532	10,041,255	217,136,077	1,004,167,547
Shares redeemed	(3,926,787)	(5,724,689)	(332,687,554)	(592,742,913)
Net increase (decrease)	319,699	5,817,411	$30,202,154	$565,777,897
Service Class
Shares sold	663,075	663,784	$55,338,873	$68,529,797
Reinvestment of distributions	582,321	2,306,433	50,329,984	229,154,517
Shares redeemed	(1,016,414)	(1,341,622)	(85,918,867)	(137,215,055)
Net increase (decrease)	228,982	1,628,595	$19,749,990	$160,469,259
Service Class 2
Shares sold	963,933	2,396,982	$79,495,653	$239,091,093
Reinvestment of distributions	994,272	3,827,850	83,916,524	372,447,117
Shares redeemed	(1,766,967)	(2,484,467)	(147,994,301)	(248,399,937)
Net increase (decrease)	191,238	3,740,365	$15,417,876	$363,138,273
Investor Class
Shares sold	545,333	1,085,907	$45,787,513	$113,031,177
Reinvestment of distributions	498,577	1,890,418	43,071,374	187,988,371
Shares redeemed	(764,883)	(784,776)	(64,826,833)	(80,053,924)
Net increase (decrease)	279,027	2,191,549	$24,032,054	$220,965,624
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Portfolio	19%	2	38%
13. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Growth Portfolio
Initial Class	.60%
Actual		$ 1,000	$ 764.50	$ 2.62
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01
Service Class	.70%
Actual		$ 1,000	$ 764.10	$ 3.06
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51
Service Class 2	.85%
Actual		$ 1,000	$ 763.50	$ 3.72
Hypothetical- B		$ 1,000	$ 1,020.58	$ 4.26
Investor Class	.68%
Actual		$ 1,000	$ 764.20	$ 2.97
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe .
VIP Growth Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
VIP Growth Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the servicing component of the VIP universe differs by class for both VIP Fidelity and competitor classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705692.124
VIPGRWT-SANN-0822
Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Bass Pro Group LLC	2.5
Asurion LLC	1.7
Caesars Resort Collection LLC	1.5
Intelsat Jackson Holdings SA	1.3
Athenahealth Group, Inc.	1.2
Fertitta Entertainment LLC NV	1.2
HUB International Ltd.	1.0
Seattle Spinco, Inc.	1.0
Peraton Corp.	0.9
TransDigm, Inc.	0.8
13.1

Market Sectors (% of Fund's net assets)

Technology	17.2
Services	8.2
Healthcare	6.1
Gaming	5.4
Telecommunications	4.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.5%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 91.1%
	Principal Amount (a)	Value ($)
Aerospace - 1.0%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.3451% 3/19/26 (b)(c)(d)	328,125	299,824
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 12/31/27 (b)(c)(d)	151,507	144,216
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.92% 6/19/26 (b)(c)(d)	128,713	121,023
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 5/30/25 (b)(c)(d)	581,780	551,626
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 12/9/25 (b)(c)(d)	1,140,540	1,079,076
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9896% 4/30/25 (b)(c)(d)	404,464	333,395
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.99% 4/30/26 (b)(c)(d)	120,000	97,200
TOTAL AEROSPACE		2,626,360
Air Transportation - 1.5%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8127% 4/20/28 (b)(c)(d)	605,000	576,045
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	280,000	256,900
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/8/26 (b)(c)(d)	322,557	296,591
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/4/26 (b)(c)(d)	173,418	159,458
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.3134% 7/2/27 (b)(c)(d)	570,000	562,020
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	495,000	491,441
STG Logistics, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 6.000% 8.2044% 3/24/28 (b)(c)(d)	255,000	244,800
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3916% 4/21/28 (b)(c)(d)	955,350	885,495
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0296% 12/11/26 (b)(c)(d)	433,020	386,687
TOTAL AIR TRANSPORTATION		3,859,437
Automotive & Auto Parts - 1.8%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/8/28 (b)(c)(d)	133,650	124,071
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3753% 3/5/28 (b)(c)(d)	456,121	389,605
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 3/16/29 (b)(c)(d)	204,488	195,286
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/30/26 (b)(c)(d)	386,501	359,929
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.8512% 6/3/28 (b)(c)(d)	757,564	671,709
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (b)(c)(d)(e)	104,738	97,668
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	465,322	433,331
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 11.5% 12/16/25 (b)(c)(d)	310,848	284,168
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 12/17/28 (b)(c)(d)	343,275	308,948
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 1/26/29 (b)(c)(d)	418,666	337,026
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 8.7504% 7/28/29 (b)(c)(d)	100,000	95,250
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 7/28/28 (b)(c)(d)	513,500	486,541
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 2/1/26 (b)(c)(d)	265,746	258,659
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1661% 1/29/28 (b)(c)(d)	523,734	467,171
TOTAL AUTOMOTIVE & AUTO PARTS		4,509,362
Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1398% 2/27/28 (b)(c)(d)	772,761	741,611
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2753% 4/9/27 (b)(c)(d)	420,169	392,333
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 6.3753% 2/18/29 (b)(c)(d)	528,675	454,661
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 6.6253% 12/22/28 (b)(c)(d)	306,454	287,046
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 6.6253% 12/22/28 (b)(c)(d)	87,778	82,219
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9997% 5/30/25 (b)(c)(d)	108,019	100,593
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/1/28 (b)(c)(d)	144,275	137,918
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 3.8753% 12/16/28 (b)(c)(d)	149,250	142,534
TOTAL BANKS & THRIFTS		2,338,915
Broadcasting - 1.8%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/25/28 (b)(c)(d)	264,338	250,240
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 8/15/25 (b)(c)(d)	807,376	770,374
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9.1808% 5/25/26 (b)(c)(d)	199,681	198,349
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.4308% 8/24/26 (b)(c)(d)	1,625,110	379,187
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.1451% 12/1/28 (b)(c)(d)	776,773	724,341
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0617% 12/1/28 (b)(c)(d)	288,550	275,565
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 9/19/26 (b)(c)(d)	386,875	380,534
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 5.3753% 4/21/29 (b)(c)(d)	405,000	372,600
Univision Communications, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 1/31/29 (b)(c)(d)	962,588	897,613
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 3/15/24 (b)(c)(d)	151,661	148,724
TOTAL BROADCASTING		4,397,527
Building Materials - 2.9%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.0622% 5/17/28 (b)(c)(d)	603,900	465,003
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 4.4161% 1/3/29 (b)(c)(d)	665,779	638,149
3 month U.S. LIBOR + 2.500% 4.1661% 10/1/26 (b)(c)(d)	436,218	418,953
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 5/19/28 (b)(c)(d)	247,500	235,692
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 12/22/28 (b)(c)(d)	165,300	154,969
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(f)	34,286	32,143
Foley Products Co. LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 6.9544% 12/29/28 (b)(c)(d)	244,388	230,641
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (b)(c)(d)	1,900,000	1,630,447
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3753% 2/28/27 (b)(c)(d)	347,013	331,397
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 12/14/28 (b)(c)(d)	169,150	167,107
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6.1085% 4/29/29 (b)(c)(d)	710,000	630,125
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 4/1/29 (b)(c)(d)	145,000	133,763
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.3451% 10/15/28 (b)(c)(d)	199,500	175,061
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (b)(c)(d)	838,663	771,989
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 6/2/28 (b)(c)(d)	239,400	219,949
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (b)(c)(d)	225,514	217,461
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.94% 9/27/24 (b)(c)(d)	296,348	282,026
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/7/28 (b)(c)(d)	258,050	239,470
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2753% 10/19/27 (b)(c)(d)	246,258	226,249
TOTAL BUILDING MATERIALS		7,200,594
Cable/Satellite TV - 2.8%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.42% 2/1/27 (b)(c)(d)	1,497,589	1,424,582
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.574% 1/31/28 (b)(c)(d)	985,000	914,996
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.574% 1/15/26 (b)(c)(d)	967,500	897,966
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.6661% 8/2/27 (b)(c)(d)	797,288	731,846
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.074% 9/25/28 (b)(c)(d)	195,000	187,931
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.574% 7/17/25 (b)(c)(d)	904,308	839,198
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 7/31/25 (b)(c)(d)	560,333	507,802
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.7318% 1/31/26 (b)(c)(d)	479,900	435,509
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.4113% 8/14/26 (b)(c)(d)	675,625	615,873
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.824% 1/31/28 (b)(c)(d)	480,000	448,531
TOTAL CABLE/SATELLITE TV		7,004,234
Capital Goods - 0.7%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (c)(d)(g)	450,000	429,075
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.3117% 11/15/26 (b)(c)(d)	67,828	64,776
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5617% 11/15/25 (b)(c)(d)	279,849	266,066
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 4.355% 1/24/29 (b)(c)(d)	535,350	510,146
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6661% 9/20/26 (b)(c)(d)	252,529	240,534
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(e)	36,396	34,532
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 7/31/27 (b)(c)(d)	221,351	206,826
TOTAL CAPITAL GOODS		1,751,955
Chemicals - 2.8%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 9/30/28 (b)(c)(d)	460,172	423,588
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(f)	67,516	62,148
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.3827% 11/24/28 (b)(c)(d)	410,000	387,450
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6327% 11/24/27 (b)(c)(d)	336,482	309,564
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 6.1632% 5/27/29 (b)(c)(d)(e)	340,000	317,050
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/17/28 (b)(c)(d)	107,853	99,629
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (b)(c)(d)(e)	262,350	249,233
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (b)(c)(d)	342,526	318,549
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 1/31/26 (b)(c)(d)	343,658	338,589
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 5/27/28 (b)(c)(d)	337,124	300,603
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 7/3/28 (b)(c)(d)	217,807	193,848
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5.9241% 3/15/29 (b)(c)(d)	655,000	584,588
Hexion, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 8.8713% 2/9/30 (b)(c)(d)(e)	170,000	147,900
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 12/29/27 (b)(c)(d)	167,875	146,191
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/20/26 (b)(c)(d)	658,350	619,876
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 9/30/27 (b)(c)(d)(e)	281,455	268,790
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 7.2995% 12/1/26 (b)(c)(d)	328,475	293,985
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7504% 3/1/26 (b)(c)(d)	226,093	215,354
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (b)(c)(d)	517,400	480,696
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 4.375% 10/11/24 (b)(c)(d)	320,274	295,655
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (b)(c)(d)	742,611	701,069
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.42% 4/3/25 (b)(c)(d)	340,869	322,405
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.2199% 10/4/28 (b)(c)(d)(e)	75,000	69,938
TOTAL CHEMICALS		7,146,698
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.4926% 2/7/29 (b)(c)(d)(e)	655,000	618,975
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 6/11/26 (b)(c)(d)	243,278	229,290
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/11/26 (b)(c)(d)	238,800	224,472
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 5/23/27 (b)(c)(d)	123,422	113,650
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6903% 11/8/27 (b)(c)(d)	513,500	486,433
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.9889% 9/29/28 (b)(c)(d)	323,375	297,909
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.875% 12/16/27 (b)(c)(d)	227,125	215,060
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 1/6/28 (b)(c)(d)	118,800	113,454
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/21/25 (b)(c)(d)	316,577	297,054
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/22/26 (b)(c)(d)	682,590	618,085
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (b)(c)(d)	537,300	462,078
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (b)(c)(d)	836,550	686,900
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 3/4/28 (b)(c)(d)	202,438	190,386
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.324% 6/16/25 (b)(c)(d)	277,679	151,596
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0749% 10/20/28 (b)(c)(d)	339,150	257,754
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9375% 8/5/28 (b)(c)(d)(e)	307,004	263,256
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/29/28 (b)(c)(d)	290,042	244,650
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.6665% 6/29/28 (b)(c)(d)(f)	38,244	32,259
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (b)(c)(d)	260,979	245,484
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8134% 12/21/27 (b)(c)(d)(e)	296,250	276,253
TOTAL CONSUMER PRODUCTS		6,024,998
Containers - 2.0%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 3/3/28 (b)(c)(d)	470,770	436,724
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.89% 3/11/28 (b)(c)(d)	669,938	621,923
3 month U.S. LIBOR + 3.250% 4.43% 3/11/28 (b)(c)(d)	197,505	182,198
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.0047% 7/1/26 (b)(c)(d)	601,197	579,572
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3117% 4/3/24 (b)(c)(d)	475,000	445,807
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.4161% 12/21/26 (b)(c)(d)	122,188	116,689
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/1/27 (b)(c)(d)	335,861	315,431
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 8/4/27 (b)(c)(d)	435,337	407,401
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (b)(c)(d)	192,563	162,234
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 5.6661% 8/1/26 (b)(c)(d)	99,250	93,419
3 month U.S. LIBOR + 4.000% 5.6661% 7/31/26 (b)(c)(d)	243,750	229,937
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 7/26/23 (b)(c)(d)	123,042	120,581
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 1/30/27 (b)(c)(d)	595,120	570,708
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.1661% 9/24/28 (b)(c)(d)	322,563	301,422
3 month U.S. LIBOR + 3.250% 4.9161% 2/5/26 (b)(c)(d)	206,850	192,501
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2687% 8/12/28 (b)(c)(d)	268,650	254,546
TOTAL CONTAINERS		5,031,093
Diversified Financial Services - 1.9%
ACNR Holdings, Inc. term loan 17.6416% 9/16/25 (b)(d)(e)	93,435	94,135
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 2/4/28 (b)(c)(d)	246,875	234,183
Armor Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 12/10/28 (b)(c)(d)	228,850	216,263
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1107% 10/15/26 (b)(c)(d)	372,271	321,348
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0253% 10/31/26 (b)(c)(d)	89,946	85,561
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 1/27/27 (b)(c)(d)	223,313	208,797
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/12/28 (b)(c)(d)	144,259	137,527
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 6/27/25 (b)(c)(d)	122,813	116,749
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 6/24/28 (b)(c)(d)	396,186	378,770
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 7/3/24 (b)(c)(d)	177,792	170,378
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 9/24/27 (b)(c)(d)	123,129	115,536
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2884% 3/1/25 (b)(c)(d)	623,118	597,028
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0983% 4/21/28 (b)(c)(d)	203,463	188,543
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.75% 9/1/27 (b)(c)(d)(e)	242,842	229,486
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 7.4403% 11/5/29 (b)(c)(d)	335,000	312,666
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 11/8/26 (b)(c)(d)	263,648	248,093
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 11/16/26 (b)(c)(d)	167,992	158,193
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	449,635	417,711
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.7523% 2/9/27 (b)(c)(d)	480,000	457,800
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,688,767
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.1661% 10/28/27 (b)(c)(d)	512,200	469,944
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7044% 2/10/27 (b)(c)(d)	977,342	863,971
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 12/17/26 (b)(c)(d)	1,774,579	1,631,140
TOTAL DIVERSIFIED MEDIA		2,965,055
Energy - 3.3%
Aip Rd Buyer Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.7753% 12/22/28 (b)(c)(d)	389,025	366,656
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.38% 11/14/26 (b)(c)(d)	293,451	273,643
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7549% 10/14/27 (b)(c)(d)	623,388	572,738
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5951% 5/21/25 (b)(c)(d)	115,820	111,361
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 3/17/28 (b)(c)(d)(e)	178,200	168,399
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 8/1/23 (b)(c)(d)	304,077	299,579
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 3/28/24 (b)(c)(d)	413,352	409,392
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 6/4/28 (b)(c)(d)	1,687,950	1,582,453
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	407,089	381,646
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	374,476	351,071
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (b)(c)(d)	397,738	339,513
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (b)(c)(d)(e)	399,438	361,491
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 9/29/28 (b)(c)(d)	1,152,025	1,114,100
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 7/18/25 (b)(c)(d)	527,584	497,085
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0004% 3/25/28 (b)(c)(d)	267,300	253,334
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 7/30/28 (b)(c)(d)	447,819	427,667
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 11/14/25 (b)(c)(d)(e)	309,878	295,158
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 1/23/27 (b)(c)(d)	297,669	287,994
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.3916% 6/21/26 (b)(c)(d)	232,726	219,577
TOTAL ENERGY		8,312,857
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	352,775	333,665
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	195,000	183,300
TOTAL ENTERTAINMENT/FILM		516,965
Environmental - 0.7%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6661% 10/8/28 (b)(c)(d)	348,250	344,768
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	329,436	310,658
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	24,739	23,329
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (b)(c)(d)	638,550	580,014
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7753% 4/14/29 (b)(c)(d)	425,000	403,750
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1875% 4/1/28 (b)(c)(d)	113,850	110,198
TOTAL ENVIRONMENTAL		1,772,717
Food & Drug Retail - 0.8%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 1/29/27 (b)(c)(d)	480,200	440,785
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (b)(c)(d)	634,895	611,086
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7389% 11/20/25 (b)(c)(d)	338,399	272,411
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5047% 4/13/28 (b)(c)(d)(e)	287,825	267,677
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.6509% 4/1/29 (b)(c)(d)	460,000	446,343
TOTAL FOOD & DRUG RETAIL		2,038,302
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 10/1/25 (b)(c)(d)	119,752	100,420
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 5.4031% 1/24/29 (b)(c)(d)	675,000	626,906
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 8.1544% 1/24/30 (b)(c)(d)	170,000	153,000
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 10/23/27 (b)(c)(d)	407,738	368,799
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.6838% 5/16/29 (b)(c)(d)	665,000	625,100
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 9/23/27 (b)(c)(d)	451,032	407,863
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 3/31/28 (b)(c)(d)	895,951	790,040
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.5749% 9/13/26 (b)(c)(d)	120,344	113,199
TOTAL FOOD/BEVERAGE/TOBACCO		3,185,327
Gaming - 5.0%
Aristocrat Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 4.4044% 5/13/29 (b)(c)(d)	195,000	185,556
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3699% 10/1/28 (b)(c)(d)	1,009,925	934,968
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 12/22/24 (b)(c)(d)	1,616,970	1,553,973
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/20/25 (b)(c)(d)	2,511,591	2,415,523
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.67% 3/17/28 (b)(c)(d)	296,250	278,721
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.5253% 1/27/29 (b)(c)(d)	3,259,189	2,997,248
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.63% 10/20/24 (b)(c)(d)	718,013	698,045
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (b)(c)(d)	198,000	189,140
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 4/26/28 (b)(c)(d)	327,525	311,558
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.3577% 4/7/29 (b)(c)(d)	650,000	615,875
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 5/29/26 (b)(c)(d)	303,389	289,779
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 3/11/28 (b)(c)(d)	245,030	230,482
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1751% 4/4/29 (b)(c)(d)	565,000	521,919
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 7/16/26 (b)(c)(d)	471,058	447,086
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.92% 2/7/27 (b)(c)(d)	977,337	917,338
TOTAL GAMING		12,587,211
Healthcare - 6.0%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (b)(c)(d)	340,000	321,939
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 8/23/28 (b)(c)(d)	153,838	144,800
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 11/6/27 (b)(c)(d)	523,092	501,760
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 11/30/28 (b)(c)(d)	238,076	220,618
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.3249% 11/30/28 (b)(c)(d)(f)	51,327	47,564
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (b)(c)(d)	615,204	581,368
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8117% 8/1/27 (b)(c)(d)	1,177,531	1,109,823
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 11/1/28 (b)(c)(d)	264,338	246,968
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 5.0544% 3/31/29 (b)(c)(d)	222,486	209,749
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (b)(c)(d)	1,436,007	1,355,231
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.375% 3/15/28 (b)(c)(d)	425,222	409,676
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 4.4544% 1/6/29 (b)(c)(d)	284,288	272,916
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 5/4/28 (b)(c)(d)	346,500	328,309
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/5/28 (b)(c)(d)	1,634,161	1,555,770
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.3451% 10/14/28 (b)(c)(d)	199,500	188,861
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.8512% 10/19/27 (b)(c)(d)(e)	364,227	345,105
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 8/31/26 (b)(c)(d)	277,399	249,745
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9161% 8/30/27 (b)(c)(d)	180,000	165,150
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 10/21/28 (b)(c)(d)	793,013	734,155
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (b)(c)(d)	1,070,458	1,028,090
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 11/30/27 (b)(c)(d)	227,125	214,161
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 3/31/27 (b)(c)(d)	719,150	666,113
Perrigo Investments LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.500% 3.6451% 4/20/29 (b)(c)(d)	400,000	384,000
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (b)(c)(d)	967,575	906,618
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6.0757% 6/20/26 (b)(c)(d)	346,649	300,718
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	373,645	360,462
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6236% 4/23/28 (b)(c)(d)	99,001	93,824
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 12/31/28 (b)(c)(d)(e)	194,513	181,869
Surgery Center Holdings, Inc. term loan 1 month U.S. LIBOR + 3.750% 4.95% 8/31/26 (c)(d)	287,234	267,039
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3117% 10/1/28 (b)(c)(d)	492,525	458,541
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.5625% 12/15/27 (b)(c)(d)	341,969	300,933
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6875% 6/13/26 (b)(c)(d)	1,085,459	739,273
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.8898% 11/20/26 (b)(c)(d)	202,950	184,812
TOTAL HEALTHCARE		15,075,960
Homebuilders/Real Estate - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/21/25 (b)(c)(d)	816,032	766,458
Fluidra Finco SL Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 3.6253% 1/27/29 (b)(c)(d)	407,950	394,863
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (b)(c)(d)	412,168	368,891
Tranche C 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (b)(c)(d)	23,247	20,806
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6253% 9/1/27 (b)(c)(d)	447,185	429,298
TOTAL HOMEBUILDERS/REAL ESTATE		1,980,316
Hotels - 2.1%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.2593% 2/1/26 (b)(c)(d)	78,229	70,406
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 2/1/26 (b)(c)(d)	148,365	131,797
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (b)(c)(d)	397,000	352,338
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (b)(c)(d)	1,124,350	1,006,293
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 11/30/23 (b)(c)(d)	537,476	530,758
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 8/2/28 (b)(c)(d)	1,475,932	1,379,082
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 8/31/25 (b)(c)(d)	635,145	604,182
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 10.44% 6/23/26 (b)(c)(d)	178,200	152,659
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.506% 2/28/25 (b)(c)(d)	419,496	413,938
3 month U.S. LIBOR + 6.750% 9.0004% 5/30/26 (b)(c)(d)	526,354	404,966
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 5/30/25 (b)(c)(d)	317,668	306,324
TOTAL HOTELS		5,352,743
Insurance - 4.7%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 5.9161% 2/15/27 (b)(c)(d)	213,925	201,447
3 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	1,618,184	1,480,638
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/10/25 (b)(c)(d)	201,458	189,227
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/9/25 (b)(c)(d)	485,000	457,631
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0093% 11/12/27 (b)(c)(d)	496,250	460,396
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 2/19/28 (b)(c)(d)	542,966	511,973
AssuredPartners, Inc.:
1 LN, term loan 3 month U.S. LIBOR + 3.500% 5.0253% 2/13/27 (b)(c)(d)	259,350	241,196
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	14,850	13,888
3 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	365,625	341,859
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 4.7911% 11/3/23 (b)(c)(d)	851,225	816,112
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 6.9161% 1/31/28 (b)(c)(d)	835,000	709,750
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 6.9161% 1/20/29 (b)(c)(d)	1,390,000	1,174,550
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 12/23/26 (b)(c)(d)	1,208,204	1,092,675
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 7/31/27 (b)(c)(d)	568,308	512,898
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3483% 4/25/25 (b)(c)(d)	385,000	364,395
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2137% 4/25/25 (b)(c)(d)	2,133,703	2,016,136
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 12/2/26 (b)(c)(d)	464,249	428,269
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 5/16/24 (b)(c)(d)	810,402	775,457
TOTAL INSURANCE		11,788,497
Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 8/17/28 (b)(c)(d)	127,412	120,882
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1661% 1/4/26 (b)(c)(d)	172,381	170,335
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (b)(c)(d)	803,700	735,386
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (b)(c)(d)	47,287	49,178
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	514,179	322,791
15.25% 5/23/24 (d)	78,548	87,627
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 2/1/24 (b)(c)(d)	1,570,522	1,528,118
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2504% 9/8/24 (b)(c)(d)	115,000	85,228
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 3/8/24 (b)(c)(d)	600,910	444,673
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 5/28/28 (b)(c)(d)	279,295	265,243
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.44% 8/27/28 (b)(c)(d)	143,913	136,897
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 7.326% 12/14/26 (b)(c)(d)(e)	342,188	335,344
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.625% 5/12/28 (b)(c)(d)	228,275	204,377
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7504% 5/10/26 (b)(c)(d)	224,639	211,723
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6875% 8/25/28 (b)(c)(d)	223,313	209,300
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 7/6/24 (b)(c)(d)	85,764	85,464
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1661% 12/21/25 (b)(c)(d)	223,036	188,465
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 12/30/26 (b)(c)(d)	828,542	755,009
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/27 (b)(c)(d)	100,000	93,083
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/26 (b)(c)(d)(e)	83,513	81,425
TOTAL LEISURE		6,110,548
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/4/28 (b)(c)(d)	266,642	247,310
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 3/30/29 (b)(c)(d)	1,640,000	1,530,071
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 3/1/28 (b)(c)(d)	138,947	105,600
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 6.75% 4/6/28 (b)(c)(d)	167,557	165,882
TOTAL PAPER		2,048,863
Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	128,551	115,636
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 10.0004% 6/16/26 (b)(c)(d)	352,191	272,360
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 11/3/23 (b)(c)(d)	42,570	33,311
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.4998% 3/13/25 (b)(c)(d)	260,140	240,304
3 month U.S. LIBOR + 8.500% 9.8215% 3/13/25 (b)(c)(d)	205,800	201,684
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1091% 1/28/29 (b)(c)(d)	390,000	366,600
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0033% 8/29/25 (b)(c)(d)	325,000	307,531
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 7/8/28 (b)(c)(d)	203,975	189,866
Scripps (E.W.) Co.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/7/28 (b)(c)(d)	223,763	211,317
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 10/2/24 (b)(c)(d)	238,125	233,215
TOTAL PUBLISHING/PRINTING		2,171,824
Railroad - 0.7%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.719% 4/6/28 (b)(c)(d)	352,338	318,277
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 11/23/28 (b)(c)(d)	209,475	194,812
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 11/23/29 (b)(c)(d)(e)	175,000	174,125
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	308,865	275,276
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	114,583	102,122
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2504% 12/30/26 (b)(c)(d)	466,837	447,407
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.2504% 7/22/28 (b)(c)(d)	403,187	365,138
TOTAL RAILROAD		1,877,157
Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 11/19/26 (b)(c)(d)	487,500	464,466
Dave & Buster's, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.000% 6/23/29 (c)(d)(g)	250,000	237,658
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 11/22/28 (b)(c)(d)	129,350	120,231
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8161% 10/20/28 (b)(c)(d)	453,440	418,298
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.8249% 3/1/26 (b)(c)(d)	362,813	326,531
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 7/21/28 (b)(c)(d)	1,109,425	1,037,312
TOTAL RESTAURANTS		2,604,496
Services - 8.0%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 9/27/24 (b)(c)(d)	246,618	235,952
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6253% 12/20/29 (b)(c)(d)(e)	180,000	165,600
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 12/21/28 (b)(c)(d)	1,140,000	1,063,050
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5951% 8/12/28 (b)(c)(d)	235,228	223,819
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/7/28 (b)(c)(d)(e)	159,200	151,638
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.5979% 11/16/28 (b)(c)(d)(e)	134,663	127,593
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0979% 11/16/28 (b)(c)(d)	228,850	215,881
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 5/14/28 (b)(c)(d)	575,650	526,478
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0108% 7/9/28 (b)(c)(d)	481,437	453,605
Aramark Services, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 4/6/28 (b)(c)(d)	90,000	85,875
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 3/11/25 (b)(c)(d)	699,497	669,943
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 1/15/27 (b)(c)(d)	116,563	110,371
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (b)(c)(d)	741,275	682,900
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4% 6/21/24 (b)(c)(d)	1,270,052	1,094,366
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 5.2753% 12/30/28 (b)(c)(d)	333,325	315,619
3 month U.S. LIBOR + 3.500% 5.1661% 2/7/26 (b)(c)(d)	687,190	650,542
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7497% 9/30/28 (b)(c)(d)	158,526	149,569
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0116% 4/26/29 (b)(c)(d)	375,000	359,063
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 6/2/28 (b)(c)(d)	759,263	629,429
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.7389% 8/16/28 (b)(c)(d)	208,950	196,152
Element Materials Technology Group:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 4/12/29 (c)(d)(g)	153,947	147,405
Tranche DD 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 4/12/29 (c)(d)(g)	71,053	68,033
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 7/19/28 (b)(c)(d)	545,875	495,382
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 8/1/26 (b)(c)(d)	364,688	351,847
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 10/21/28 (b)(c)(d)	263,013	245,259
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/29/25 (b)(c)(d)	325,615	307,765
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (b)(c)(d)	235,000	200,758
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 6/13/24 (b)(c)(d)	521,458	468,822
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.37% 3/3/28 (b)(c)(d)	170,515	161,222
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5% 3/10/26 (b)(c)(d)	537,101	488,316
Galaxy U.S. Opco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.2753% 4/19/29 (b)(c)(d)	410,000	383,863
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6.4884% 6/30/28 (b)(c)(d)	158,800	146,096
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.5749% 7/30/26 (b)(c)(d)	265,523	250,255
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 12/1/27 (b)(c)(d)	406,471	387,570
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(d)	202,445	187,600
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 3/26/28 (b)(c)(d)	792,000	728,149
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.5004% 4/21/27 (b)(c)(d)	171,719	155,835
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/21/25 (b)(c)(d)	712,010	660,895
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (b)(c)(d)	144,275	136,881
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 5.4161% 1/23/27 (b)(c)(d)	460,600	437,284
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.16% 2/16/29 (b)(c)(d)	645,000	612,350
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 11.0004% 1/31/28 (b)(c)(d)(e)	290,000	274,050
Mckissock Investment Holdings Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9498% 3/10/29 (b)(c)(d)	159,600	154,014
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6253% 8/4/28 (b)(c)(d)	645,125	616,901
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/6/25 (b)(c)(d)	351,735	277,182
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 12/10/26 (b)(c)(d)(e)	455,710	431,785
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/17/27 (b)(c)(d)	47,705	44,515
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/17/27 (b)(c)(d)	76,045	70,960
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/3/28 (b)(c)(d)	495,000	377,848
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (b)(c)(d)	123,980	118,401
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (b)(c)(d)	1,496,718	1,374,736
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/29/25 (b)(c)(d)	281,743	253,482
Uber Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0749% 4/4/25 (b)(c)(d)	720,641	688,983
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 7.2044% 1/21/29 (b)(c)(d)	263,675	252,909
TOTAL SERVICES		20,064,798
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1846% 1/24/27 (b)(c)(d)	386,077	359,534
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8117% 11/6/27 (b)(c)(d)	281,438	267,014
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.9669% 7/24/28 (b)(c)(d)	433,550	334,050
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(d)	7,032,867	6,392,855
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	540,902	412,438
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 10/19/27 (b)(c)(d)	749,605	660,252
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/18/27 (b)(c)(d)	306,270	250,281
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 11/8/24 (b)(c)(d)	313,448	303,261
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 10/20/28 (b)(c)(d)	674,900	589,275
Tranche B2 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.8753% 10/20/28 (b)(d)	500,000	445,000
TOTAL SUPER RETAIL		9,654,426
Technology - 17.1%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8747% 3/10/27 (b)(c)(d)(e)	226,719	222,185
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2044% 2/16/28 (b)(c)(d)	270,573	254,339
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.52% 10/8/27 (b)(c)(d)	202,044	191,564
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/10/25 (b)(c)(d)	962,500	763,022
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 4/23/26 (b)(c)(d)	276,605	261,163
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 12/4/27 (b)(c)(d)	663,175	603,489
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0091% 2/15/29 (b)(c)(d)	2,826,014	2,594,649
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (c)(d)(f)	478,986	439,771
AZZ, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 5/6/29 (b)(c)(d)	470,000	447,675
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (b)(c)(d)	738,750	695,038
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (b)(c)(d)	876,402	827,473
Central Parent, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6/9/29 (c)(d)(g)	1,100,000	1,036,893
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 4/30/25 (b)(c)(d)	417,193	394,118
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6875% 11/15/25 (b)(c)(d)	182,982	182,067
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.8736% 3/23/28 (b)(c)(d)	173,250	163,505
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/4/26 (b)(c)(d)	981,381	878,954
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 9/30/28 (b)(c)(d)	686,550	627,047
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0107% 2/10/28 (b)(c)(d)	307,556	271,803
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 10/16/26 (b)(c)(d)	948,335	903,962
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 2/19/29 (b)(c)(d)	595,000	550,375
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4161% 3/31/29 (b)(c)(d)	60,000	57,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/31/28 (b)(c)(d)	262,359	244,568
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.7504% 4/30/28 (b)(c)(d)	198,000	192,927
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7384% 7/25/26 (b)(c)(d)	509,979	476,320
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (c)(d)(g)	645,000	622,425
EP Purchaser LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 10/28/28 (b)(c)(d)	174,563	165,689
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 7/31/27 (b)(c)(d)	586,658	552,456
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 12/2/24 (b)(c)(d)	152,800	145,924
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 12/16/28 (b)(c)(d)	159,200	153,628
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 8/10/27 (b)(c)(d)	122,500	117,478
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 2/15/24 (b)(c)(d)	468,605	452,119
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	58,053	52,828
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (b)(c)(d)	486,156	460,633
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/1/24 (b)(c)(d)	393,464	378,820
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	1,499,673	1,446,765
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (c)(d)(g)	1,090,000	1,042,313
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/1/27 (b)(c)(d)	286,375	274,384
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.915% 6/5/25 (b)(c)(d)(e)	143,410	130,861
Maxar Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6/9/29 (c)(d)(g)	105,000	99,532
McAfee Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.1451% 2/2/29 (b)(c)(d)	185,000	167,888
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 9/15/24 (b)(c)(d)	1,052,802	989,371
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 2/23/29 (b)(c)(d)	225,000	211,124
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4161% 9/15/24 (b)(c)(d)	561,524	527,485
MKS Instruments, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4/11/29 (c)(d)(g)	705,000	672,923
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 12/10/28 (b)(c)(d)	134,663	125,741
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.92% 9/5/25 (b)(c)(d)	157,028	149,864
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29 (c)(d)(g)	1,955,000	1,849,430
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.8308% 7/30/28 (b)(c)(d)	215,000	195,381
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6253% 11/10/27 (b)(c)(d)	663,447	635,801
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 2/1/28 (b)(c)(d)	2,329,050	2,182,227
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (b)(c)(d)	143,188	135,073
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (b)(c)(d)	1,236,546	1,139,390
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 5/30/26 (b)(c)(d)	421,661	391,090
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/30/26 (b)(c)(d)	173,250	160,582
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (b)(c)(d)	999,975	927,117
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.16% 2/15/28 (b)(c)(d)	773,221	702,664
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6661% 4/22/28 (b)(c)(d)	731,325	674,340
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 9/30/28 (b)(c)(d)	287,551	251,247
Renaissance Holdings Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/31/25 (b)(c)(d)	490,132	462,969
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 5/31/26 (b)(c)(d)	115,000	106,375
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.6091% 3/1/27 (b)(c)(d)(e)	1,561,088	1,416,687
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 6/21/24 (b)(c)(d)(e)	965,757	915,055
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 10/7/27 (b)(c)(d)	571,333	531,699
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	241,650	229,116
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	196,169	185,993
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	848,435	804,427
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/31/27 (b)(c)(d)	180,416	172,683
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0004% 3/22/28 (b)(c)(d)	138,405	135,088
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 4.5253% 8/31/28 (b)(c)(d)	897,295	849,066
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 5/1/24 (b)(c)(d)	38,336	37,713
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5617% 9/28/24 (b)(c)(d)	318,685	313,408
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 5/4/26 (b)(c)(d)	797,450	751,700
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (b)(c)(d)	1,413,316	1,320,574
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (b)(c)(d)	600,000	552,000
Ust Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.3916% 11/19/28 (b)(c)(d)	228,850	216,549
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (b)(c)(d)	123,739	118,171
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4338% 1/13/29 (b)(c)(d)	365,000	345,078
Virgin Pulse, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9161% 4/6/29 (b)(c)(d)	115,000	97,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 4/6/28 (b)(c)(d)	276,221	234,442
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.1253% 3/27/28 (b)(c)(d)	489,004	463,028
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (b)(c)(d)	254,150	238,583
Weber-Stephen Products LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.9161% 10/30/27 (b)(c)(d)	206,275	186,679
3 month U.S. LIBOR + 4.250% 5.8753% 10/30/27 (b)(c)(d)(e)	119,700	112,518
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 4/1/28 (b)(c)(d)	167,875	161,056
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5617% 9/30/26 (b)(c)(d)	541,775	508,932
TOTAL TECHNOLOGY		42,932,439
Telecommunications - 4.4%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7943% 7/15/25 (b)(c)(d)	475,298	428,362
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.574% 11/30/27 (b)(c)(d)	127,468	119,900
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.17% 12/12/26 (b)(c)(d)	244,375	224,214
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 10/2/27 (b)(c)(d)	318,651	280,945
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.8117% 4/27/27 (b)(c)(d)	140,240	133,228
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (b)(c)(d)	893,885	834,442
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (b)(c)(d)	365,944	285,791
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9195% 2/1/29 (b)(c)(d)	2,955,441	2,703,697
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 3/1/27 (b)(c)(d)	317,652	293,564
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 3/15/27 (b)(c)(d)	699,483	641,993
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2593% 4/30/27 (b)(c)(d)	637,872	566,111
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 9/25/26 (b)(c)(d)	1,108,851	1,028,460
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.42% 4/11/25 (b)(c)(d)	454,870	437,499
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (b)(c)(d)	480,740	435,974
3 month U.S. LIBOR + 8.250% 9.4889% 11/1/25 (b)(c)(d)	685,000	627,207
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 9/21/27 (b)(c)(d)	492,696	458,946
Zayo Group Holdings, Inc. 1LN, term loan:
3 month U.S. LIBOR + 3.000% 4.6661% 3/9/27 (b)(c)(d)	1,183,133	1,087,429
CME TERM SOFR 1 MONTH INDEX + 4.250% 5.7753% 3/9/27 (b)(c)(d)	588,525	547,817
TOTAL TELECOMMUNICATIONS		11,135,579
Textiles/Apparel - 1.3%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0981% 4/28/28 (b)(c)(d)	400,950	366,035
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0064% 11/24/26 (b)(c)(d)	547,250	461,058
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4495% 2/17/29 (b)(c)(d)	1,695,750	1,539,961
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.9637% 7/7/28 (b)(c)(d)	233,387	162,204
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 4/25/25 (b)(c)(d)	140,225	136,048
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 4/14/28 (b)(c)(d)	406,835	363,483
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.536% 8/2/28 (b)(c)(d)	288,299	274,605
TOTAL TEXTILES/APPAREL		3,303,394
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (b)(c)(d)(e)	230,000	223,100
Utilities - 1.9%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 5.7474% 8/1/25 (b)(c)(d)	165,000	158,283
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/1/25 (b)(c)(d)	1,226,327	1,156,930
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.08% 12/15/27 (b)(c)(d)	170,658	164,173
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.51% 11/1/26 (b)(c)(d)	337,286	309,038
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.0544% 2/15/24 (b)(c)(d)	216,177	143,650
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.0544% 1/3/29 (b)(c)(d)	345,000	322,575
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/17/28 (b)(c)(d)	327,525	290,885
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 6/23/25 (b)(c)(d)	612,500	576,056
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.67% 1/21/28 (b)(c)(d)	239,726	227,390
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8699% 3/2/27 (b)(c)(d)	847,013	785,604
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3879% 12/31/25 (b)(c)(d)	644,964	616,412
TOTAL UTILITIES		4,750,996
TOTAL BANK LOAN OBLIGATIONS (Cost $247,737,110)		229,393,044

Nonconvertible Bonds - 2.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	481,875
8% 12/15/25 (h)	40,000	40,450
TOTAL AEROSPACE		522,325
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	105,000	96,472
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	70,000	68,016
TOTAL AIR TRANSPORTATION		164,488
Automotive & Auto Parts - 0.6%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(h)	1,715,000	1,533,210
Broadcasting - 0.0%
Univision Communications, Inc. 6.625% 6/1/27 (h)	105,000	99,972
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 2.936% 2/1/24 (b)(c)	250,000	251,929
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,275
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	220,314
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	141,101
TOTAL CONTAINERS		361,415
Diversified Financial Services - 0.0%
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	7,000	7,000
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (h)	95,000	91,913
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	45,000	42,525
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	105,000	109,988
TOTAL ENERGY		244,426
Gaming - 0.4%
Affinity Gaming LLC 6.875% 12/15/27 (h)	150,000	126,006
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	795,000	677,738
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	143,550
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	30,000	28,063
4.25% 12/1/26 (h)	45,000	41,099
4.625% 12/1/29 (h)	25,000	22,349
TOTAL GAMING		1,038,805
Healthcare - 0.1%
Tenet Healthcare Corp. 4.625% 7/15/24	155,000	148,758
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	86,000	85,106
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	25,000	24,690
10.875% 6/1/23 (h)	120,000	120,024
TOTAL LEISURE		144,714
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	80,000	68,285
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (h)	95,000	83,655
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	97,000	86,573
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	58,701
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	107,906
PowerTeam Services LLC 9.033% 12/4/25 (h)	390,000	314,262
TOTAL SERVICES		567,442
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	117,861
8.5% 10/30/25 (h)	250,000	242,188
TOTAL SUPER RETAIL		360,049
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	125,000	115,129
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	155,000	153,531
TOTAL TECHNOLOGY		268,660
Telecommunications - 0.4%
Altice Financing SA 5.75% 8/15/29 (h)	225,000	180,563
Altice France SA:
5.125% 1/15/29 (h)	110,000	83,337
5.5% 1/15/28 (h)	95,000	75,288
Frontier Communications Holdings LLC 5% 5/1/28 (h)	100,000	85,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	465,000	383,625
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	15,000	12,353
Windstream Escrow LLC 7.75% 8/15/28 (h)	250,000	201,250
TOTAL TELECOMMUNICATIONS		1,021,416
TOTAL NONCONVERTIBLE BONDS (Cost $7,737,895)		6,975,930

Common Stocks - 1.1%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	5,338	42,384
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	1,797	1,024
TOTAL CAPITAL GOODS		43,408
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,374	100,302
Lime Tree Bay Ltd. (e)	38	1,282
TOTAL DIVERSIFIED FINANCIAL SERVICES		101,584
Energy - 0.9%
California Resources Corp.	19,196	739,046
California Resources Corp. warrants 10/27/24 (i)	885	9,089
Chesapeake Energy Corp. (j)	14,325	1,161,758
Chesapeake Energy Corp. (i)(k)	103	8,353
Denbury, Inc. (i)	5,885	353,041
TOTAL ENERGY		2,271,287
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	22,063	385
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	278,777
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	347	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	8,983	8,983
TOTAL COMMON STOCKS (Cost $1,178,660)		2,704,424

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i) (Cost $98,250)	786	344,268

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (b)(c)(l)	80,000	75,667
3 month U.S. LIBOR + 3.470% 4.7089% (b)(c)(l)	80,000	76,499
TOTAL PREFERRED SECURITIES (Cost $146,934)		152,166

Other - 0.3%
	Shares	Value ($)
Other - 0.3%
Fidelity Direct Lending Fund, LP (k)(m) (Cost $710,442)		706,941

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (n)	16,997,165	17,000,565
Fidelity Securities Lending Cash Central Fund 1.58% (n)(o)	1,270,081	1,270,208
TOTAL MONEY MARKET FUNDS (Cost $18,270,773)		18,270,773

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $275,880,064)	258,547,546
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(6,830,622)
NET ASSETS - 100.0%	251,716,924

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $652,328 and $603,344, respectively.

(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,575,243 or 2.6% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $715,294 or 0.3% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975
Fidelity Direct Lending Fund, LP	12/09/21 - 6/30/22	710,444

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	25,933,391	50,566,139	59,498,965	50,078	-	-	17,000,565	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	-	4,866,755	3,596,547	307	-	-	1,270,208	0.0%
Total	25,933,391	55,432,894	63,095,512	50,385	-	-	18,270,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	286,775	423,667	-	17,329	-	(3,501)	706,941
	286,775	423,667	-	17,329	-	(3,501)	706,941

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	385	-	385	-
Consumer Discretionary	278,777	-	-	278,777
Energy	2,271,287	2,271,287	-	-
Financials	445,852	-	-	445,852
Industrials	43,408	-	-	43,408
Information Technology	8,983	-	-	8,983

Bank Loan Obligations	229,393,044	-	220,344,163	9,048,881

Corporate Bonds	6,975,930	-	6,975,930	-

Preferred Securities	152,166	-	152,166	-

Money Market Funds	18,270,773	18,270,773	-	-
Total Investments in Securities:	257,840,605	20,542,060	227,472,644	9,825,901
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$2,658,642
Net Realized Gain (Loss) on Investment Securities	6,725
Net Unrealized Gain (Loss) on Investment Securities	(561,809)
Cost of Purchases	2,957,046
Proceeds of Sales	(1,381,342)
Amortization/Accretion	4,647
Transfers into Level 3	5,922,661
Transfers out of Level 3	(557,689)
Ending Balance	$9,048,881
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(559,145)
Other Investments in Securities
Beginning Balance	$2,378,786
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	148,482
Cost of Purchases	1,240
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,751,488)
Ending Balance	$777,020
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$148,482

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,157,459) - See accompanying schedule:	$239,569,832
Unaffiliated issuers (cost $256,898,849)
Fidelity Central Funds (cost $18,270,773)	18,270,773
Other affiliated issuers (cost $710,442)	706,941

Total Investment in Securities (cost $275,880,064)		$258,547,546
Cash		509,916
Receivable for investments sold		2,131,615
Dividends receivable		4,159
Interest receivable		1,116,635
Distributions receivable from Fidelity Central Funds		16,770
Total assets		262,326,641
Liabilities
Payable for investments purchased	$8,876,242
Payable for fund shares redeemed	261,237
Accrued management fee	118,885
Other affiliated payables	31,985
Other payables and accrued expenses	51,160
Collateral on securities loaned	1,270,208
Total Liabilities		10,609,717
Net Assets		$251,716,924
Net Assets consist of:
Paid in capital		$281,124,805
Total accumulated earnings (loss)		(29,407,881)
Net Assets		$251,716,924

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($12,894,046 ÷ 1,375,702 shares)		$9.37
Investor Class :
Net Asset Value , offering price and redemption price per share ($238,822,878 ÷ 25,501,369 shares)		$9.37

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends (including $17,329 earned from affiliated issuers)		$82,998
Interest		5,453,306
Income from Fidelity Central Funds (including $307 from security lending)		50,385
Total Income		5,586,689
Expenses
Management fee	$720,860
Transfer agent fees	132,219
Accounting fees	64,360
Custodian fees and expenses	33,289
Independent trustees' fees and expenses	430
Audit	35,733
Legal	1,864
Miscellaneous	397
Total expenses before reductions	989,152
Expense reductions	(2,095)
Total expenses after reductions		987,057
Net Investment income (loss)		4,599,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(161,577)
Total net realized gain (loss)		(161,577)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(17,997,142)
Affiliated issuers	(3,501)
Total change in net unrealized appreciation (depreciation)		(18,000,643)
Net gain (loss)		(18,162,220)
Net increase (decrease) in net assets resulting from operations		$(13,562,588)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,599,632	$6,536,833
Net realized gain (loss)	(161,577)	(2,585,167)
Change in net unrealized appreciation (depreciation)	(18,000,643)	5,759,221
Net increase (decrease) in net assets resulting from operations	(13,562,588)	9,710,887
Distributions to shareholders	(1,149,072)	(5,835,875)
Share transactions - net increase (decrease)	22,623,428	71,311,989
Total increase (decrease) in net assets	7,911,768	75,187,001

Net Assets
Beginning of period	243,805,156	168,618,155
End of period	$251,716,924	$243,805,156

Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$9.66	$9.85	$9.55	$9.93	$9.86
Income from Investment Operations
Net investment income (loss) A,B	.172	.323	.376	.505	.438	.402
Net realized and unrealized gain (loss)	(.658)	.177	(.104)	.325	(.452)	(.027)
Total from investment operations	(.486)	.500	.272	.830	(.014)	.375
Distributions from net investment income	(.044)	(.260)	(.462)	(.530)	(.366)	(.305)
Total distributions	(.044)	(.260)	(.462)	(.530)	(.366)	(.305)
Net asset value, end of period	$9.37	$9.90	$9.66	$9.85	$9.55	$9.93
Total Return C,D,E	(4.93)%	5.21%	2.82%	8.79%	(.16)%	3.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.72%	.73%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.72% H	.72%	.73%	.71%	.71%	.73%
Expenses net of all reductions	.72% H	.72%	.73%	.70%	.71%	.72%
Net investment income (loss)	3.56% H	3.26%	3.95%	5.06%	4.37%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$12,894	$9,840	$7,689	$12,292	$12,905	$6,602
Portfolio turnover rate I	25% H	37%	40%	29%	45%	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$9.89	$9.66	$9.85	$9.54	$9.93	$9.86
Income from Investment Operations
Net investment income (loss) A,B	.170	.319	.373	.502	.434	.398
Net realized and unrealized gain (loss)	(.647)	.169	(.105)	.335	(.461)	(.025)
Total from investment operations	(.477)	.488	.268	.837	(.027)	.373
Distributions from net investment income	(.043)	(.258)	(.458)	(.527)	(.363)	(.303)
Total distributions	(.043)	(.258)	(.458)	(.527)	(.363)	(.303)
Net asset value, end of period	$9.37	$9.89	$9.66	$9.85	$9.54	$9.93
Total Return C,D,E	(4.84)%	5.08%	2.78%	8.88%	(.30)%	3.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.76%	.76%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.76% H	.76%	.76%	.74%	.74%	.76%
Expenses net of all reductions	.76% H	.76%	.76%	.74%	.74%	.76%
Net investment income (loss)	3.52% H	3.23%	3.91%	5.03%	4.33%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$238,823	$233,965	$160,929	$253,710	$253,242	$180,482
Portfolio turnover rate I	25% H	37%	40%	29%	45%	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1.  Organization.
VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2.  Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.  Investment in Fidelity Direct Lending Fund, LP.
The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.
Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.
The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annualized expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.
4.  Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a brokerand valuations using NAV as a practical expedient.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$777,020	Recovery value	Recovery value	$0.00 - $1.00 / $1.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.8	Increase
		Book value	Book value multiple	1.0	Increase
		Indicative market price	Evaluated bid	$73.00 - $438.00 / $355.65	Increase
			Mid price	$18.50	Increase
		Black scholes	Term	3.3	Increase
			Volatility	52.5%	Increase
Bank Loan Obligations	$9,048,881	Market approach	Transaction price	$99.50	Increase
			Parity price	$96.00	Increase
		Indicative market price	Evaluated bid	$85.75 - $100.75 / $93.59	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$2,701,187
Gross unrealized depreciation	(19,590,492)
Net unrealized appreciation (depreciation)	$(16,889,305)
Tax cost	$275,436,851
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
Short-term	$(3,171,387)
Long-term	(13,678,973)
Total capital loss carryforward	$(16,850,360)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.
	Investment to be Acquired	Commitment Amount
VIP Floating Rate High Income Portfolio	Fidelity Direct Lending Fund, LP	$ 1,389,558
New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
5.  Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	66,080,508	30,850,812
6.  Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$4,221.07
Investor Class	127,998.10
	$132,219
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Floating Rate High Income Portfolio	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.  Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Floating Rate High Income Portfolio	$202
8.  Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Floating Rate High Income Portfolio	$29	$-	$-
9.  Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $110.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,985.
10.  Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$52,158	$234,771
Investor Class	1,096,914	5,601,104
Total	$1,149,072	$5,835,875
11.  Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	659,968	580,666	$6,472,948	$5,724,796
Reinvestment of distributions	5,285	23,903	52,158	234,771
Shares redeemed	(283,724)	(406,209)	(2,753,607)	(3,998,861)
Net increase (decrease)	381,529	198,360	$3,771,499	$1,960,706
Investor Class
Shares sold	4,997,579	8,388,256	$49,327,055	$83,272,934
Reinvestment of distributions	111,215	570,003	1,096,576	5,599,077
Shares redeemed	(3,262,981)	(1,968,012)	(31,571,702)	(19,520,728)
Net increase (decrease)	1,845,813	6,990,247	$18,851,929	$69,351,283
12.  Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %
VIP Floating Rate High Income Portfolio	99%
13.  Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Floating Rate High Income Portfolio
Initial Class	.72%
Actual		$ 1,000	$ 950.70	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Investor Class	.76%
Actual		$ 1,000	$ 951.60	$ 3.68
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
VIP Floating Rate High Income Portfolio
E ach year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP Floating Rate High Income Portfolio
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
VIP Floating Rate High Income Portfolio
T he Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ending September 30, 2021.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The Board noted that the total net expense ratio of the Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.
The Board considered that FMR has contractually agreed to reimburse Initial Class and Investor Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable, as a percentage of their respective average net assets, exceed 0.77% and 0.80% through April 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9859332.108
VIPFHI-SANN-0822
Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.1
JPMorgan Chase & Co.	2.8
Johnson & Johnson	2.3
Danaher Corp.	2.1
Bank of America Corp.	2.0
Bristol-Myers Squibb Co.	2.0
Walmart, Inc.	1.9
Linde PLC	1.7
Wells Fargo & Co.	1.6
Procter & Gamble Co.	1.6
21.1

Market Sectors (% of Fund's net assets)

Health Care	17.9
Financials	14.0
Consumer Staples	10.4
Communication Services	9.6
Energy	9.6
Information Technology	9.1
Industrials	7.1
Utilities	6.6
Materials	4.7
Consumer Discretionary	3.2
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 18.1%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,463,570	51,636,427
Verizon Communications, Inc.	1,357,860	68,911,395
		120,547,822
Entertainment - 1.9%
Activision Blizzard, Inc.	579,300	45,104,298
The Walt Disney Co. (a)	612,997	57,866,917
		102,971,215
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	27,288	59,467,647
Media - 2.5%
Comcast Corp. Class A	2,176,833	85,418,927
Interpublic Group of Companies, Inc.	623,773	17,172,471
Shaw Communications, Inc. Class B	1,155,700	34,055,082
		136,646,480
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)	395,300	18,941,970
T-Mobile U.S., Inc. (a)	641,318	86,282,924
		105,224,894
TOTAL COMMUNICATION SERVICES		524,858,058
CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	284,780	70,306,486
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	271,798	11,325,823
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	104,100	16,223,985
Kohl's Corp.	427,200	15,246,768
Target Corp.	127,908	18,064,447
		49,535,200
Specialty Retail - 0.8%
Best Buy Co., Inc. (b)	139,600	9,100,524
Burlington Stores, Inc. (a)	69,478	9,464,988
TJX Companies, Inc.	464,574	25,946,458
		44,511,970
TOTAL CONSUMER DISCRETIONARY		175,679,479
CONSUMER STAPLES - 10.4%
Beverages - 3.1%
Diageo PLC	615,400	26,580,799
Keurig Dr. Pepper, Inc.	1,702,700	60,258,553
The Coca-Cola Co.	1,339,946	84,296,003
		171,135,355
Food & Staples Retailing - 3.2%
Albertsons Companies, Inc. (b)	631,700	16,879,024
BJ's Wholesale Club Holdings, Inc. (a)	453,005	28,231,272
Costco Wholesale Corp.	56,600	27,127,248
Walmart, Inc.	834,445	101,451,823
		173,689,367
Food Products - 1.4%
Bunge Ltd.	168,500	15,281,265
Mondelez International, Inc.	719,971	44,702,999
Nestle SA (Reg. S)	121,377	14,185,665
		74,169,929
Household Products - 1.6%
Procter & Gamble Co.	612,344	88,048,944
Personal Products - 0.2%
Unilever PLC	247,400	11,276,443
Tobacco - 0.9%
Philip Morris International, Inc.	525,100	51,848,374
TOTAL CONSUMER STAPLES		570,168,412
ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Canadian Natural Resources Ltd.	771,500	41,457,936
ConocoPhillips Co.	629,104	56,499,830
Enterprise Products Partners LP	1,344,244	32,759,226
Exxon Mobil Corp.	1,971,566	168,844,909
Hess Corp.	285,900	30,288,246
Imperial Oil Ltd.	1,079,435	50,885,733
Phillips 66 Co.	465,600	38,174,544
Suncor Energy, Inc.	1,429,700	50,159,456
Thungela Resources Ltd.	50,370	713,711
Valero Energy Corp.	493,134	52,410,282
		522,193,873
FINANCIALS - 14.0%
Banks - 9.1%
Bank of America Corp.	3,553,309	110,614,509
Huntington Bancshares, Inc.	2,646,170	31,833,425
JPMorgan Chase & Co.	1,345,475	151,513,940
M&T Bank Corp.	356,967	56,896,970
PNC Financial Services Group, Inc.	353,900	55,834,803
Wells Fargo & Co.	2,249,901	88,128,622
		494,822,269
Capital Markets - 0.7%
BlackRock, Inc. Class A	61,054	37,184,328
Consumer Finance - 1.0%
Capital One Financial Corp.	540,416	56,305,943
Insurance - 3.2%
American Financial Group, Inc.	256,100	35,549,241
Chubb Ltd.	317,482	62,410,612
Hartford Financial Services Group, Inc.	468,300	30,640,869
The Travelers Companies, Inc.	276,240	46,720,471
		175,321,193
TOTAL FINANCIALS		763,633,733
HEALTH CARE - 17.9%
Biotechnology - 2.3%
AbbVie, Inc.	368,339	56,414,801
Amgen, Inc.	295,975	72,010,718
		128,425,519
Health Care Providers & Services - 2.7%
Cigna Corp.	234,809	61,876,868
UnitedHealth Group, Inc.	165,912	85,217,381
		147,094,249
Life Sciences Tools & Services - 2.1%
Danaher Corp.	445,568	112,960,399
Pharmaceuticals - 10.8%
AstraZeneca PLC (United Kingdom)	482,136	63,604,253
Bristol-Myers Squibb Co.	1,415,237	108,973,249
Eli Lilly & Co.	250,358	81,173,574
Johnson & Johnson	725,296	128,747,293
Merck & Co., Inc.	468,200	42,685,794
Roche Holding AG (participation certificate)	231,551	77,407,464
Royalty Pharma PLC	554,800	23,323,792
Sanofi SA	654,455	65,999,211
		591,914,630
TOTAL HEALTH CARE		980,394,797
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.6%
Huntington Ingalls Industries, Inc.	102,800	22,391,896
Lockheed Martin Corp.	64,400	27,689,424
Northrop Grumman Corp.	98,901	47,331,052
The Boeing Co. (a)	318,900	43,600,008
		141,012,380
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	131,514	24,006,566
Building Products - 0.4%
Johnson Controls International PLC	472,200	22,608,936
Electrical Equipment - 0.6%
AMETEK, Inc.	305,552	33,577,109
Industrial Conglomerates - 1.2%
General Electric Co.	653,720	41,622,352
Hitachi Ltd.	269,900	12,839,161
Siemens AG	122,329	12,574,993
		67,036,506
Machinery - 1.2%
Crane Holdings Co.	186,400	16,321,184
Fortive Corp.	359,116	19,528,728
ITT, Inc.	372,852	25,070,568
Nordson Corp.	14,324	2,899,751
		63,820,231
Professional Services - 0.2%
Clarivate Analytics PLC (a)(b)	653,900	9,063,054
Trading Companies & Distributors - 0.3%
Watsco, Inc.	66,758	15,943,146
Transportation Infrastructure - 0.2%
Aena SME SA (a)(c)	83,700	10,680,204
TOTAL INDUSTRIALS		387,748,132
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,662,054	70,869,983
IT Services - 1.6%
Accenture PLC Class A	94,800	26,321,220
Amdocs Ltd.	355,933	29,652,778
Genpact Ltd.	441,500	18,701,940
Visa, Inc. Class A	64,242	12,648,607
		87,324,545
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV	329,500	48,775,885
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,291	51,771,539
		100,547,424
Software - 3.2%
Microsoft Corp.	273,250	70,178,798
NortonLifeLock, Inc.	661,800	14,533,128
Open Text Corp.	900,300	34,055,009
Roper Technologies, Inc.	134,894	53,235,917
		172,002,852
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	87,429	11,953,293
Samsung Electronics Co. Ltd.	1,082,546	47,872,394
Seagate Technology Holdings PLC	96,000	6,858,240
		66,683,927
TOTAL INFORMATION TECHNOLOGY		497,428,731
MATERIALS - 4.7%
Chemicals - 2.0%
Linde PLC	321,489	92,437,732
Nutrien Ltd. (b)	233,300	18,579,539
		111,017,271
Containers & Packaging - 1.7%
Ball Corp.	476,900	32,796,413
Crown Holdings, Inc.	576,259	53,113,792
Packaging Corp. of America	63,775	8,769,063
		94,679,268
Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	486,300	17,384,529
Freeport-McMoRan, Inc.	991,100	28,999,586
Lundin Mining Corp.	814,200	5,161,492
		51,545,607
TOTAL MATERIALS		257,242,146
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	175,973	44,976,939
Lamar Advertising Co. Class A	383,008	33,693,214
Public Storage	111,096	34,736,386
		113,406,539
UTILITIES - 6.6%
Electric Utilities - 3.7%
Constellation Energy Corp.	351,049	20,101,066
Exelon Corp.	758,549	34,377,441
FirstEnergy Corp.	487,100	18,699,769
NextEra Energy, Inc.	1,012,616	78,437,235
NRG Energy, Inc.	235,829	9,001,593
PG&E Corp. (a)	1,081,900	10,797,362
Southern Co.	443,200	31,604,592
		203,019,058
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	765,701	17,496,268
Multi-Utilities - 2.6%
Ameren Corp.	325,858	29,444,529
CenterPoint Energy, Inc.	1,024,168	30,294,889
Dominion Energy, Inc.	617,900	49,314,599
WEC Energy Group, Inc.	316,025	31,804,756
		140,858,773
TOTAL UTILITIES		361,374,099
TOTAL COMMON STOCKS (Cost $3,754,585,291)		5,154,127,999

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	281,831,312	281,887,678
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	31,076,942	31,080,050
TOTAL MONEY MARKET FUNDS (Cost $312,967,728)		312,967,728

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,067,553,019)	5,467,095,727
NET OTHER ASSETS (LIABILITIES) - 0.0%	(408,292)
NET ASSETS - 100.0%	5,466,687,435

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,680,204 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	37,073,593	680,344,108	435,530,023	447,808	1,002	(1,002)	281,887,678	0.5%
Fidelity Securities Lending Cash Central Fund 1.58%	28,726,908	461,509,977	459,156,835	87,830	-	-	31,080,050	0.1%
Total	65,800,501	1,141,854,085	894,686,858	535,638	1,002	(1,002)	312,967,728

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	524,858,058	524,858,058	-	-
Consumer Discretionary	175,679,479	175,679,479	-	-
Consumer Staples	570,168,412	518,125,505	52,042,907	-
Energy	522,193,873	522,193,873	-	-
Financials	763,633,733	763,633,733	-	-
Health Care	980,394,797	773,383,869	207,010,928	-
Industrials	387,748,132	351,653,774	36,094,358	-
Information Technology	497,428,731	497,428,731	-	-
Materials	257,242,146	239,857,617	17,384,529	-
Real Estate	113,406,539	113,406,539	-	-
Utilities	361,374,099	361,374,099	-	-

Money Market Funds	312,967,728	312,967,728	-	-
Total Investments in Securities:	5,467,095,727	5,154,563,005	312,532,722	-

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,282,196) - See accompanying schedule:	$5,154,127,999
Unaffiliated issuers (cost $3,754,585,291)
Fidelity Central Funds (cost $312,967,728)	312,967,728

Total Investment in Securities (cost $4,067,553,019)		$5,467,095,727
Foreign currency held at value (cost $3,531,172)		3,531,172
Receivable for investments sold		29,430,959
Receivable for fund shares sold		2,831,891
Dividends receivable		9,468,774
Distributions receivable from Fidelity Central Funds		170,693
Other receivables		22,231
Total assets		5,512,551,447
Liabilities
Payable for investments purchased	$7,519,818
Payable for fund shares redeemed	4,447,634
Accrued management fee	1,997,892
Distribution and service plan fees payable	331,662
Other affiliated payables	414,429
Other payables and accrued expenses	72,527
Collateral on securities loaned	31,080,050
Total Liabilities		45,864,012
Net Assets		$5,466,687,435
Net Assets consist of:
Paid in capital		$3,857,120,549
Total accumulated earnings (loss)		1,609,566,886
Net Assets		$5,466,687,435

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($3,169,211,588 ÷ 135,848,159 shares)		$23.33
Service Class :
Net Asset Value , offering price and redemption price per share ($281,476,320 ÷ 12,157,850 shares)		$23.15
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,435,472,954 ÷ 63,770,843 shares)		$22.51
Investor Class :
Net Asset Value , offering price and redemption price per share ($580,526,573 ÷ 25,076,414 shares)		$23.15

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$72,338,294
Income from Fidelity Central Funds (including $87,830 from security lending)		535,638
Total Income		72,873,932
Expenses
Management fee	$12,857,536
Transfer agent fees	2,102,535
Distribution and service plan fees	2,122,138
Accounting fees	551,685
Custodian fees and expenses	41,215
Independent trustees' fees and expenses	10,338
Audit	35,926
Legal	3,036
Interest	692
Miscellaneous	11,292
Total expenses before reductions	17,736,393
Expense reductions	(91,298)
Total expenses after reductions		17,645,095
Net Investment income (loss)		55,228,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	178,390,276
Fidelity Central Funds	1,002
Foreign currency transactions	(218,958)
Total net realized gain (loss)		178,172,320
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(901,327,708)
Fidelity Central Funds	(1,002)
Assets and liabilities in foreign currencies	(97,272)
Total change in net unrealized appreciation (depreciation)		(901,425,982)
Net gain (loss)		(723,253,662)
Net increase (decrease) in net assets resulting from operations		$(668,024,825)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,228,837	$94,277,467
Net realized gain (loss)	178,172,320	547,074,338
Change in net unrealized appreciation (depreciation)	(901,425,982)	685,924,155
Net increase (decrease) in net assets resulting from operations	(668,024,825)	1,327,275,960
Distributions to shareholders	(8,076,980)	(789,899,370)
Share transactions - net increase (decrease)	(237,907,625)	345,216,711
Total increase (decrease) in net assets	(914,009,430)	882,593,301

Net Assets
Beginning of period	6,380,696,865	5,498,103,564
End of period	$5,466,687,435	$6,380,696,865

Equity-Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$26.15	$23.90	$23.77	$20.37	$23.89	$21.97
Income from Investment Operations
Net investment income (loss) A,B	.24	.43	.39	.46	.58	.50
Net realized and unrealized gain (loss)	(3.03)	5.29	1.12	4.84	(2.50)	2.29
Total from investment operations	(2.79)	5.72	1.51	5.30	(1.92)	2.79
Distributions from net investment income	-	(.51)	(.39)	(.45)	(.52)	(.40)
Distributions from net realized gain	(.03)	(2.95)	(.99)	(1.45)	(1.07)	(.47)
Total distributions	(.03)	(3.47) C	(1.38)	(1.90)	(1.60) C	(.87)
Net asset value, end of period	$23.33	$26.15	$23.90	$23.77	$20.37	$23.89
Total Return D,E,F	(10.67)%	24.89%	6.69%	27.44%	(8.29)%	12.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I	.51%	.53%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.51% I	.51%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.51% I	.51%	.52%	.52%	.52%	.53%
Net investment income (loss)	1.91% I	1.63%	1.87%	2.11%	2.53%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$3,169,212	$3,766,480	$3,185,391	$3,202,982	$2,804,988	$3,440,095
Portfolio turnover rate J	33% I	27%	57%	32%	39%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Equity-Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.97	$23.74	$23.63	$20.26	$23.77	$21.86
Income from Investment Operations
Net investment income (loss) A,B	.23	.40	.37	.44	.55	.47
Net realized and unrealized gain (loss)	(3.02)	5.26	1.10	4.81	(2.49)	2.29
Total from investment operations	(2.79)	5.66	1.47	5.25	(1.94)	2.76
Distributions from net investment income	-	(.48)	(.37)	(.43)	(.50)	(.38)
Distributions from net realized gain	(.03)	(2.95)	(.99)	(1.45)	(1.07)	(.47)
Total distributions	(.03)	(3.43)	(1.36)	(1.88)	(1.57)	(.85)
Net asset value, end of period	$23.15	$25.97	$23.74	$23.63	$20.26	$23.77
Total Return C,D,E	(10.74)%	24.83%	6.55%	27.32%	(8.40)%	12.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.61%	.63%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.61% H	.61%	.63%	.63%	.63%	.63%
Expenses net of all reductions	.61% H	.61%	.62%	.62%	.62%	.63%
Net investment income (loss)	1.81% H	1.53%	1.77%	2.01%	2.43%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$281,476	$326,787	$284,767	$299,079	$264,055	$326,565
Portfolio turnover rate I	33% H	27%	57%	32%	39%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Equity-Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.27	$23.18	$23.10	$19.85	$23.32	$21.46
Income from Investment Operations
Net investment income (loss) A,B	.20	.35	.33	.40	.51	.43
Net realized and unrealized gain (loss)	(2.93)	5.13	1.09	4.70	(2.44)	2.24
Total from investment operations	(2.73)	5.48	1.42	5.10	(1.93)	2.67
Distributions from net investment income	-	(.44)	(.34)	(.40)	(.47)	(.34)
Distributions from net realized gain	(.03)	(2.95)	(.99)	(1.45)	(1.07)	(.47)
Total distributions	(.03)	(3.39)	(1.34) C	(1.85)	(1.54)	(.81)
Net asset value, end of period	$22.51	$25.27	$23.18	$23.10	$19.85	$23.32
Total Return D,E,F	(10.80)%	24.60%	6.44%	27.11%	(8.54)%	12.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.76%	.78%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.76% I	.76%	.78%	.78%	.78%	.78%
Expenses net of all reductions	.76% I	.76%	.77%	.77%	.77%	.78%
Net investment income (loss)	1.66% I	1.38%	1.62%	1.86%	2.28%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,435,473	$1,659,719	$1,563,662	$1,431,212	$1,200,026	$1,452,633
Portfolio turnover rate J	33% I	27%	57%	32%	39%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Equity-Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$25.96	$23.74	$23.63	$20.26	$23.77	$21.86
Income from Investment Operations
Net investment income (loss) A,B	.23	.41	.38	.44	.55	.48
Net realized and unrealized gain (loss)	(3.01)	5.26	1.10	4.81	(2.48)	2.28
Total from investment operations	(2.78)	5.67	1.48	5.25	(1.93)	2.76
Distributions from net investment income	-	(.49)	(.38)	(.44)	(.51)	(.38)
Distributions from net realized gain	(.03)	(2.95)	(.99)	(1.45)	(1.07)	(.47)
Total distributions	(.03)	(3.45) C	(1.37)	(1.88) C	(1.58)	(.85)
Net asset value, end of period	$23.15	$25.96	$23.74	$23.63	$20.26	$23.77
Total Return D,E,F	(10.71)%	24.83%	6.57%	27.35%	(8.37)%	12.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.58% I	.59%	.60%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.58% I	.58%	.60%	.61%	.61%	.61%
Expenses net of all reductions	.58% I	.58%	.60%	.60%	.60%	.61%
Net investment income (loss)	1.83% I	1.55%	1.80%	2.03%	2.45%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$580,527	$627,711	$464,283	$449,909	$382,041	$457,011
Portfolio turnover rate J	33% I	27%	57%	32%	39%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1.  Organization.
VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2.  Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.  Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
VIP Equity-Income Portfolio	$20,424
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, partnerships, and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$1,546,245,234
Gross unrealized depreciation	(162,141,217)
Net unrealized appreciation (depreciation)	$1,384,104,017
Tax cost	$ 4,082,991,710
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.  Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	957,927,743	1,429,947,783
5.  Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$154,870
Service Class 2	1,967,268
$2,122,138
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$1,096,703.06
Service Class	95,936.06
Service Class 2	487,470.06
Investor Class	422,426.14
	$2,102,535
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Equity-Income Portfolio	.02
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Equity-Income Portfolio	$20,596
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Equity-Income Portfolio	Borrower	$7,908,800.32%		$692
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Equity-Income Portfolio	40,291,094	240,472,509	19,178,363
6.  Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Equity-Income Portfolio	$5,139
7.  Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Equity-Income Portfolio	$9,387	$-	$-
8.  Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $79.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $91,219.
9.  Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$4,712,509	$463,404,060
Service Class	411,647	40,340,660
Service Class 2	2,148,854	210,857,612
Investor Class	803,970	75,297,038
Total	$8,076,980	$789,899,370
10.  Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Equity-Income Portfolio
Initial Class
Shares sold	5,965,684	8,955,693	$150,157,069	$237,708,161
Reinvestment of distributions	181,952	18,115,164	4,712,509	463,404,059
Shares redeemed	(14,322,154)	(16,345,548)	(358,716,876)	(432,790,636)
Net increase (decrease)	(8,174,518)	10,725,309	$(203,847,298)	$268,321,584
Service Class
Shares sold	717,736	461,352	$18,094,877	$12,148,893
Reinvestment of distributions	16,011	1,588,165	411,647	40,340,660
Shares redeemed	(1,160,641)	(1,458,054)	(28,919,699)	(38,445,404)
Net increase (decrease)	(426,894)	591,463	$(10,413,175)	$14,044,149
Service Class 2
Shares sold	4,456,896	5,231,653	$107,921,222	$134,560,733
Reinvestment of distributions	85,885	8,533,721	2,148,854	210,857,612
Shares redeemed	(6,459,830)	(15,544,137)	(156,678,799)	(400,531,327)
Net increase (decrease)	(1,917,049)	(1,778,763)	$(46,608,723)	$(55,112,982)
Investor Class
Shares sold	2,330,506	3,641,902	$58,503,265	$94,416,901
Reinvestment of distributions	31,272	2,958,477	803,970	75,297,038
Shares redeemed	(1,464,044)	(1,975,712)	(36,345,664)	(51,749,979)
Net increase (decrease)	897,734	4,624,667	$22,961,571	$117,963,960
11.  Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:
Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Equity-Income Portfolio	17%	2	29%
12.  Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Equity-Income Portfolio
Initial Class	.51%
Actual		$ 1,000	$ 893.30	$ 2.39
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56
Service Class	.61%
Actual		$ 1,000	$ 892.60	$ 2.86
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06
Service Class 2	.76%
Actual		$ 1,000	$ 892.00	$ 3.57
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Investor Class	.58%
Actual		$ 1,000	$ 892.90	$ 2.72
Hypothetical- B		$ 1,000	$ 1,021.92	$ 2.91

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Equity-Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in May 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
VIP Equity-Income Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . T he Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Equity-Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability .   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705693.124
VIPEI-SANN-0822
Fidelity® Variable Insurance Products:

Stock Selector All Cap Portfolio

Semi-Annual Report
June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary June 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.7
Apple, Inc.	6.5
Alphabet, Inc. Class A	3.9
Amazon.com, Inc.	2.9
UnitedHealth Group, Inc.	1.8
Exxon Mobil Corp.	1.4
Meta Platforms, Inc. Class A	1.4
Bank of America Corp.	1.4
The Travelers Companies, Inc.	1.2
Wells Fargo & Co.	1.1
28.3

Market Sectors (% of Fund's net assets)

Information Technology	25.7
Health Care	14.5
Consumer Discretionary	11.0
Financials	10.8
Communication Services	8.7
Industrials	8.5
Consumer Staples	6.5
Energy	4.3
Real Estate	3.5
Utilities	3.0
Materials	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.9%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.2%
Liberty Global PLC Class C (a)	436,200	9,635,658
Entertainment - 1.6%
Activision Blizzard, Inc.	143,800	11,196,268
Cinemark Holdings, Inc. (a)	150,800	2,265,016
Electronic Arts, Inc.	99,300	12,079,845
Endeavor Group Holdings, Inc. (a)	83,700	1,720,872
Lions Gate Entertainment Corp.:
Class A (a)	23,700	220,647
Class B (a)	162,200	1,432,226
Marcus Corp. (a)(b)	111,000	1,639,470
Netflix, Inc. (a)	81,700	14,286,879
Take-Two Interactive Software, Inc. (a)	41,700	5,109,501
The Walt Disney Co. (a)	176,200	16,633,280
Warner Bros Discovery, Inc. (a)	31,305	420,113
Warner Music Group Corp. Class A	61,200	1,490,832
World Wrestling Entertainment, Inc. Class A (b)	36,400	2,274,636
		70,769,585
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (a)	78,500	171,071,910
Angi, Inc. (a)(b)	255,000	1,167,900
IAC (a)	4,000	303,880
Meta Platforms, Inc. Class A (a)	370,400	59,727,000
Snap, Inc. Class A (a)	270,900	3,556,917
Twitter, Inc. (a)	142,400	5,324,336
Zoominfo Technologies, Inc. (a)	39,400	1,309,656
		242,461,599
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	601,200	2,284,560
Altice U.S.A., Inc. Class A (a)	223,800	2,070,150
Comcast Corp. Class A	262,500	10,300,500
DISH Network Corp. Class A (a)	20,500	367,565
Liberty Broadband Corp.:
Class A (a)	16,600	1,884,930
Class C (a)	82,300	9,517,172
S4 Capital PLC (a)	183,200	511,137
TechTarget, Inc. (a)	6,800	446,896
		27,382,910
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	227,000	30,540,580
TOTAL COMMUNICATION SERVICES		380,790,332
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.0%
Adient PLC (a)	46,200	1,368,906
Automobiles - 1.2%
Ferrari NV	12,500	2,293,500
Tesla, Inc. (a)	71,900	48,418,898
		50,712,398
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	41,800	3,723,544
ARAMARK Holdings Corp.	190,000	5,819,700
Booking Holdings, Inc. (a)	8,650	15,128,764
Brinker International, Inc. (a)	43,900	967,117
Caesars Entertainment, Inc. (a)	151,000	5,783,300
Chipotle Mexican Grill, Inc. (a)	5,700	7,451,382
Churchill Downs, Inc.	36,300	6,952,539
Compass Group PLC	157	3,223
Domino's Pizza, Inc.	12,900	5,027,259
Dutch Bros, Inc. (b)	50,293	1,591,773
Flutter Entertainment PLC (a)	25,700	2,579,103
Hilton Worldwide Holdings, Inc.	106,800	11,901,792
Lindblad Expeditions Holdings (a)	121,000	980,100
Marriott International, Inc. Class A	80,800	10,989,608
McDonald's Corp.	9,300	2,295,984
Noodles & Co. (a)	226,700	1,065,490
Penn National Gaming, Inc. (a)	78,000	2,372,760
Planet Fitness, Inc. (a)	53,500	3,638,535
Ruth's Hospitality Group, Inc.	52,775	858,122
Vail Resorts, Inc.	10,800	2,354,940
Wingstop, Inc. (b)	25,700	1,921,589
		93,406,624
Household Durables - 0.2%
D.R. Horton, Inc.	40,500	2,680,695
Lennar Corp. Class A	45,600	3,217,992
Tempur Sealy International, Inc.	76,500	1,634,805
Tupperware Brands Corp. (a)	31,600	200,344
		7,733,836
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	1,169,800	124,244,458
eBay, Inc.	116,300	4,846,221
Uber Technologies, Inc. (a)	436,400	8,928,744
		138,019,423
Multiline Retail - 0.6%
Dollar General Corp.	40,700	9,989,408
Dollar Tree, Inc. (a)	44,600	6,950,910
Ollie's Bargain Outlet Holdings, Inc. (a)	59,700	3,507,375
Target Corp.	34,400	4,858,312
		25,306,005
Specialty Retail - 2.0%
Aritzia, Inc. (a)	47,200	1,277,906
Bath & Body Works, Inc.	54,200	1,459,064
Burlington Stores, Inc. (a)	65,682	8,947,859
Dick's Sporting Goods, Inc.	23,900	1,801,343
Five Below, Inc. (a)	42,100	4,775,403
Floor & Decor Holdings, Inc. Class A (a)	75,700	4,766,072
Lowe's Companies, Inc.	122,000	21,309,740
Ross Stores, Inc.	66,900	4,698,387
The Home Depot, Inc.	82,700	22,682,129
TJX Companies, Inc.	237,400	13,258,790
Victoria's Secret & Co. (a)	58,500	1,636,245
Warby Parker, Inc. (a)	110,000	1,238,600
		87,851,538
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	10,700	1,900,652
Capri Holdings Ltd. (a)	394,400	16,174,344
Crocs, Inc. (a)	20,300	988,001
Deckers Outdoor Corp. (a)	23,800	6,077,330
Levi Strauss & Co. Class A	70,440	1,149,581
lululemon athletica, Inc. (a)	32,000	8,723,520
LVMH Moet Hennessy Louis Vuitton SE	3,900	2,390,224
NIKE, Inc. Class B	172,500	17,629,500
On Holding AG	77,900	1,378,051
PVH Corp.	101,820	5,793,558
Ralph Lauren Corp.	17,400	1,559,910
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,400	761,412
Tapestry, Inc.	329,600	10,059,392
		74,585,475
TOTAL CONSUMER DISCRETIONARY		478,984,205
CONSUMER STAPLES - 6.5%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	28,300	8,574,051
Celsius Holdings, Inc. (a)	1,500	97,890
Constellation Brands, Inc. Class A (sub. vtg.)	35,285	8,223,522
Diageo PLC	27,402	1,183,567
Keurig Dr. Pepper, Inc.	221,700	7,845,963
Molson Coors Beverage Co. Class B	12,900	703,179
Monster Beverage Corp. (a)	149,300	13,840,110
PepsiCo, Inc.	53,800	8,966,308
Primo Water Corp.	34,700	464,286
The Coca-Cola Co.	745,000	46,867,950
		96,766,826
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	13,800	368,736
BJ's Wholesale Club Holdings, Inc. (a)	10,200	635,664
Grocery Outlet Holding Corp. (a)	10,300	439,089
Performance Food Group Co. (a)	150,100	6,901,598
Sprouts Farmers Market LLC (a)	1,300	32,916
Sysco Corp.	8,900	753,919
U.S. Foods Holding Corp. (a)	174,300	5,347,524
Walgreens Boots Alliance, Inc.	800	30,320
Walmart, Inc.	181,300	22,042,454
		36,552,220
Food Products - 1.0%
Archer Daniels Midland Co.	6,400	496,640
Bunge Ltd.	42,700	3,872,463
Conagra Brands, Inc.	62,300	2,133,152
Darling Ingredients, Inc. (a)	28,600	1,710,280
Freshpet, Inc. (a)	29,900	1,551,511
Ingredion, Inc.	400	35,264
Laird Superfood, Inc. (a)	35,100	67,041
Lamb Weston Holdings, Inc.	110,700	7,910,622
Mondelez International, Inc.	252,600	15,683,934
Nomad Foods Ltd. (a)	90,600	1,811,094
Sanderson Farms, Inc.	2,400	517,272
Sovos Brands, Inc.	3,500	55,545
The Hain Celestial Group, Inc. (a)	8,700	206,538
The Simply Good Foods Co. (a)	1,500	56,655
TreeHouse Foods, Inc. (a)	124,300	5,198,226
Tyson Foods, Inc. Class A	30,400	2,616,224
		43,922,461
Household Products - 1.4%
Energizer Holdings, Inc.	120,600	3,419,010
Kimberly-Clark Corp.	55,100	7,446,765
Procter & Gamble Co.	290,100	41,713,479
Reckitt Benckiser Group PLC	91	6,844
Reynolds Consumer Products, Inc.	144,400	3,937,788
Spectrum Brands Holdings, Inc.	10,900	894,018
The Clorox Co.	31,300	4,412,674
		61,830,578
Personal Products - 0.4%
Edgewell Personal Care Co.	66,000	2,278,320
Estee Lauder Companies, Inc. Class A	12,500	3,183,375
Herbalife Nutrition Ltd. (a)	297,800	6,090,010
Olaplex Holdings, Inc.	31,100	438,199
Shiseido Co. Ltd.	12,400	499,809
The Beauty Health Co. (a)(b)	170,404	2,191,395
Unilever PLC	26,223	1,195,239
		15,876,347
Tobacco - 0.7%
Altria Group, Inc.	232,400	9,707,348
Philip Morris International, Inc.	190,800	18,839,592
RLX Technology, Inc. ADR (a)	260,200	554,226
		29,101,166
TOTAL CONSUMER STAPLES		284,049,598
ENERGY - 4.3%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	28,000	808,360
Halliburton Co.	233,900	7,335,104
Helmerich & Payne, Inc.	26,400	1,136,784
Liberty Oilfield Services, Inc. Class A (a)	180,300	2,300,628
Nextier Oilfield Solutions, Inc. (a)	127,900	1,216,329
Schlumberger Ltd.	248,300	8,879,208
Valaris Ltd. (a)	7,800	329,472
Weatherford International PLC (a)	51,700	1,094,489
		23,100,374
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	151,800	4,652,670
Canadian Natural Resources Ltd.	312,500	16,792,748
CVR Energy, Inc.	31,700	1,061,950
Delek U.S. Holdings, Inc.	76,600	1,979,344
Exxon Mobil Corp.	729,200	62,448,688
Genesis Energy LP	434,300	3,483,086
Hess Corp.	185,300	19,630,682
Imperial Oil Ltd.	198,600	9,362,219
Kosmos Energy Ltd. (a)	931,377	5,765,224
MEG Energy Corp. (a)	1,168,200	16,172,564
Peabody Energy Corp. (a)	53,200	1,134,756
Phillips 66 Co.	67,000	5,493,330
Range Resources Corp. (a)	84,100	2,081,475
Tourmaline Oil Corp.	103,800	5,397,245
Valero Energy Corp.	103,400	10,989,352
		166,445,333
TOTAL ENERGY		189,545,707
FINANCIALS - 10.8%
Banks - 5.1%
Bank of America Corp.	1,905,331	59,312,954
Bank of Ireland Group PLC	928,800	5,871,163
BankUnited, Inc.	47,290	1,682,105
BNP Paribas SA	91,796	4,390,784
Citizens Financial Group, Inc.	140,976	5,031,433
Comerica, Inc.	59,843	4,391,279
First Horizon National Corp.	182,422	3,987,745
JPMorgan Chase & Co.	145,714	16,408,854
M&T Bank Corp.	63,331	10,094,328
Piraeus Financial Holdings SA (a)	887,300	871,452
PNC Financial Services Group, Inc.	74,903	11,817,446
Signature Bank	22,056	3,952,656
Silvergate Capital Corp. (a)	12,531	670,784
Societe Generale Series A	258,291	5,710,740
Standard Chartered PLC (United Kingdom)	157,667	1,190,291
Sumitomo Mitsui Financial Group, Inc.	57,300	1,703,248
SVB Financial Group (a)	8,872	3,504,351
U.S. Bancorp	544,869	25,074,871
UniCredit SpA	488,201	4,665,417
Wells Fargo & Co.	1,268,472	49,686,048
Wintrust Financial Corp.	41,121	3,295,848
		223,313,797
Capital Markets - 1.9%
Bank of New York Mellon Corp.	538,377	22,455,705
BlackRock, Inc. Class A	22,505	13,706,445
Brookfield Asset Management, Inc. Class A	103,088	4,584,323
Cboe Global Markets, Inc.	40,480	4,581,931
Goldman Sachs Group, Inc.	5,299	1,573,909
Intercontinental Exchange, Inc.	133,916	12,593,461
Lazard Ltd. Class A	92,200	2,988,202
Patria Investments Ltd.	238,500	3,152,970
State Street Corp.	115,922	7,146,591
StepStone Group, Inc. Class A	161,789	4,211,368
TMX Group Ltd.	23,500	2,391,625
Virtu Financial, Inc. Class A	152,537	3,570,891
		82,957,421
Consumer Finance - 0.5%
American Express Co.	83,794	11,615,524
Capital One Financial Corp.	47,469	4,945,795
OneMain Holdings, Inc.	159,456	5,960,465
		22,521,784
Insurance - 3.0%
AIA Group Ltd.	132,800	1,451,048
Arch Capital Group Ltd. (a)	150,932	6,865,897
Arthur J. Gallagher & Co.	65,784	10,725,423
Chubb Ltd.	28,400	5,582,872
Globe Life, Inc.	94,647	9,225,243
Hartford Financial Services Group, Inc.	216,486	14,164,679
Marsh & McLennan Companies, Inc.	126,671	19,665,673
Prudential PLC	114,060	1,418,819
Reinsurance Group of America, Inc.	42,500	4,984,825
The Travelers Companies, Inc.	316,877	53,593,407
Unum Group	114,400	3,891,888
		131,569,774
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	177,100	6,889,190
MGIC Investment Corp.	322,048	4,057,805
		10,946,995
TOTAL FINANCIALS		471,309,771
HEALTH CARE - 14.5%
Biotechnology - 2.6%
ADC Therapeutics SA (a)	75,000	596,250
Agios Pharmaceuticals, Inc. (a)	54,000	1,197,180
Alnylam Pharmaceuticals, Inc. (a)	48,000	7,000,800
Ambrx Biopharma, Inc. ADR	50,000	132,500
Arcutis Biotherapeutics, Inc. (a)	63,000	1,342,530
Argenx SE ADR (a)	40,000	15,155,200
Ascendis Pharma A/S sponsored ADR (a)	72,300	6,721,008
Atara Biotherapeutics, Inc. (a)	134,000	1,043,860
Avid Bioservices, Inc. (a)	70,000	1,068,200
Beam Therapeutics, Inc. (a)	30,000	1,161,300
BeiGene Ltd. ADR (a)	8,500	1,375,725
Blueprint Medicines Corp. (a)	60,000	3,030,600
Celldex Therapeutics, Inc. (a)	50,000	1,348,000
Century Therapeutics, Inc.	65,000	546,000
Cerevel Therapeutics Holdings (a)	100,000	2,644,000
Cytokinetics, Inc. (a)	145,000	5,697,050
Denali Therapeutics, Inc. (a)	50,000	1,471,500
Erasca, Inc.	185,000	1,030,450
Exelixis, Inc. (a)	120,000	2,498,400
Fate Therapeutics, Inc. (a)(b)	25,000	619,500
Generation Bio Co. (a)	70,000	459,200
Graphite Bio, Inc.	63,800	175,450
Imago BioSciences, Inc.	28,000	374,920
Innovent Biologics, Inc. (a)(c)	600,000	2,668,604
Instil Bio, Inc. (a)	100,000	462,000
Intellia Therapeutics, Inc. (a)	40,000	2,070,400
Janux Therapeutics, Inc.	45,000	549,450
Keros Therapeutics, Inc. (a)	34,000	939,420
Legend Biotech Corp. ADR (a)	84,000	4,620,000
Mirati Therapeutics, Inc. (a)	15,000	1,006,950
Nuvalent, Inc. Class A (a)	42,600	577,656
Poseida Therapeutics, Inc. (a)	142,200	366,876
PTC Therapeutics, Inc. (a)	86,000	3,445,160
Regeneron Pharmaceuticals, Inc. (a)	25,000	14,778,250
Relay Therapeutics, Inc. (a)	118,000	1,976,500
Sarepta Therapeutics, Inc. (a)	37,000	2,773,520
Scholar Rock Holding Corp. (a)	15,000	82,350
Shattuck Labs, Inc. (a)	68,600	278,516
Stoke Therapeutics, Inc. (a)	42,500	561,425
uniQure B.V. (a)	50,000	932,000
Vaxcyte, Inc. (a)	65,000	1,414,400
Vertex Pharmaceuticals, Inc. (a)	28,000	7,890,120
Verve Therapeutics, Inc.	18,000	275,040
Xencor, Inc. (a)	115,000	3,147,550
Xenon Pharmaceuticals, Inc. (a)	37,968	1,154,987
Zai Lab Ltd. (a)	500,000	1,704,516
Zentalis Pharmaceuticals, Inc. (a)	85,000	2,388,500
		112,753,813
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	920,000	34,288,400
Envista Holdings Corp. (a)	135,000	5,202,900
Hologic, Inc. (a)	38,000	2,633,400
Insulet Corp. (a)	84,000	18,306,960
Masimo Corp. (a)	32,000	4,181,440
Novocure Ltd. (a)	24,000	1,668,000
Outset Medical, Inc. (a)	67,000	995,620
Penumbra, Inc. (a)	118,000	14,693,360
PROCEPT BioRobotics Corp.	50,000	1,634,500
ResMed, Inc.	48,500	10,167,055
Tandem Diabetes Care, Inc. (a)	84,000	4,971,960
		98,743,595
Health Care Providers & Services - 4.3%
1Life Healthcare, Inc. (a)	130,000	1,019,200
agilon health, Inc. (a)	460,000	10,041,800
Alignment Healthcare, Inc. (a)	231,300	2,639,133
Cano Health, Inc. (a)	630,000	2,759,400
Centene Corp. (a)	186,000	15,737,460
Cigna Corp.	89,000	23,453,280
Guardant Health, Inc. (a)	50,000	2,017,000
HCA Holdings, Inc.	45,000	7,562,700
Humana, Inc.	67,000	31,360,690
LifeStance Health Group, Inc.	350,000	1,946,000
Oak Street Health, Inc. (a)	500,000	8,220,000
Surgery Partners, Inc. (a)	170,000	4,916,400
UnitedHealth Group, Inc.	150,000	77,044,500
		188,717,563
Health Care Technology - 0.4%
Change Healthcare, Inc. (a)	218,000	5,027,080
Definitive Healthcare Corp. (b)	45,000	1,031,850
Doximity, Inc. (b)	92,000	3,203,440
Inspire Medical Systems, Inc. (a)	34,000	6,210,780
Medlive Technology Co. Ltd. (c)	220,000	323,546
Phreesia, Inc. (a)	65,000	1,625,650
		17,422,346
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	61,900	2,800,975
Agilent Technologies, Inc.	45,000	5,344,650
Avantor, Inc. (a)	170,000	5,287,000
Bio-Rad Laboratories, Inc. Class A (a)	11,500	5,692,500
Bruker Corp.	115,000	7,217,400
Charles River Laboratories International, Inc. (a)	15,000	3,209,550
Danaher Corp.	143,000	36,253,360
Lonza Group AG	11,200	5,982,339
Nanostring Technologies, Inc. (a)	70,000	889,000
Olink Holding AB ADR (a)	70,000	1,064,000
Quanterix Corp. (a)	40,000	647,600
Sartorius Stedim Biotech	6,187	1,940,561
Seer, Inc. (a)	8,901	79,664
Stevanato Group SpA	84,000	1,328,040
Thermo Fisher Scientific, Inc.	57,000	30,966,960
West Pharmaceutical Services, Inc.	26,000	7,861,620
		116,565,219
Pharmaceuticals - 2.3%
Arvinas Holding Co. LLC (a)	57,900	2,437,011
AstraZeneca PLC (United Kingdom)	105,000	13,851,790
Bristol-Myers Squibb Co.	154,000	11,858,000
Eli Lilly & Co.	121,000	39,231,830
Merck & Co., Inc.	50,000	4,558,500
Pharvaris BV (a)	60,000	1,326,000
Roche Holding AG (participation certificate)	26,000	8,691,796
Royalty Pharma PLC	360,000	15,134,400
Theseus Pharmaceuticals, Inc.	40,000	221,200
UCB SA	17,000	1,436,614
		98,747,141
TOTAL HEALTH CARE		632,949,677
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	16,900	1,574,573
HEICO Corp. Class A	29,400	3,098,172
Howmet Aerospace, Inc.	116,100	3,651,345
L3Harris Technologies, Inc.	50,700	12,254,190
Lockheed Martin Corp.	41,700	17,929,332
Northrop Grumman Corp.	12,200	5,838,554
Raytheon Technologies Corp.	180,800	17,376,688
The Boeing Co. (a)	119,600	16,351,712
		78,074,566
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	99,500	2,858,635
Airlines - 0.2%
Delta Air Lines, Inc. (a)	197,600	5,724,472
JetBlue Airways Corp. (a)	422,200	3,533,814
		9,258,286
Building Products - 0.9%
Carlisle Companies, Inc.	68,200	16,273,202
Fortune Brands Home & Security, Inc.	140,300	8,401,164
The AZEK Co., Inc. (a)	96,600	1,617,084
Trane Technologies PLC	113,900	14,792,193
		41,083,643
Commercial Services & Supplies - 0.9%
Cintas Corp.	46,900	17,518,557
Copart, Inc. (a)	16,400	1,782,024
CoreCivic, Inc. (a)	76,300	847,693
Waste Connections, Inc. (United States)	146,200	18,122,952
		38,271,226
Construction & Engineering - 0.3%
Willscot Mobile Mini Holdings (a)	452,200	14,660,324
Electrical Equipment - 0.5%
AMETEK, Inc.	207,000	22,747,230
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	54,400	9,455,264
Machinery - 2.0%
AGCO Corp.	80,300	7,925,610
Caterpillar, Inc.	105,200	18,805,552
Chart Industries, Inc. (a)(b)	47,800	8,000,764
Deere & Co.	49,600	14,853,712
Fortive Corp.	394,200	21,436,596
IDEX Corp.	57,500	10,443,725
ITT, Inc.	78,400	5,271,616
		86,737,575
Marine - 0.1%
Eagle Bulk Shipping, Inc.	32,200	1,670,536
Genco Shipping & Trading Ltd.	65,100	1,257,732
		2,928,268
Professional Services - 0.3%
Equifax, Inc.	20,944	3,828,144
TransUnion Holding Co., Inc.	96,200	7,695,038
		11,523,182
Road & Rail - 1.2%
CSX Corp.	767,900	22,315,174
Landstar System, Inc.	77,000	11,197,340
Old Dominion Freight Lines, Inc.	22,900	5,868,812
Union Pacific Corp.	69,800	14,886,944
		54,268,270
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	33,000	1,103,190
TOTAL INDUSTRIALS		372,969,659
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	195,900	8,353,176
Electronic Equipment & Components - 0.5%
Cognex Corp.	51,700	2,198,284
Corning, Inc.	256,500	8,082,315
TE Connectivity Ltd.	67,100	7,592,365
Teledyne Technologies, Inc. (a)	5,800	2,175,638
Trimble, Inc. (a)	25,100	1,461,573
		21,510,175
IT Services - 4.1%
Affirm Holdings, Inc. (a)(b)	58,164	1,050,442
Akamai Technologies, Inc. (a)	101,300	9,251,729
AvidXchange Holdings, Inc. (b)	14,900	91,486
Block, Inc. Class A (a)	16,100	989,506
Capgemini SA	102,400	17,539,833
Cognizant Technology Solutions Corp. Class A	334,500	22,575,405
Cyxtera Technologies, Inc. Class A (a)	211,400	2,397,276
DXC Technology Co. (a)	43,700	1,324,547
ExlService Holdings, Inc. (a)	28,500	4,198,905
Gartner, Inc. (a)	24,900	6,021,567
Global Payments, Inc.	83,500	9,238,440
GoDaddy, Inc. (a)	138,800	9,654,928
MasterCard, Inc. Class A	87,300	27,541,404
MongoDB, Inc. Class A (a)	30,600	7,940,700
PayPal Holdings, Inc. (a)	146,100	10,203,624
Repay Holdings Corp. (a)	241,736	3,106,308
Snowflake, Inc. (a)	14,500	2,016,370
StoneCo Ltd. Class A (a)	38,400	295,680
Thoughtworks Holding, Inc.	19,900	280,789
Twilio, Inc. Class A (a)	70,500	5,908,605
Visa, Inc. Class A	174,000	34,258,860
Wix.com Ltd. (a)	37,200	2,438,460
Worldline SA (a)(c)	37,759	1,399,970
		179,724,834
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	123,410	9,437,163
Analog Devices, Inc.	251,500	36,741,635
Intel Corp.	275,400	10,302,714
Lam Research Corp.	3,900	1,661,985
Marvell Technology, Inc.	87,200	3,795,816
Microchip Technology, Inc.	240,600	13,974,048
Micron Technology, Inc.	412,800	22,819,584
NVIDIA Corp.	41,300	6,260,667
onsemi (a)	45,500	2,289,105
Skyworks Solutions, Inc.	44,600	4,131,744
		111,414,461
Software - 11.7%
Adobe, Inc. (a)	107,400	39,314,844
Alteryx, Inc. Class A (a)	36,900	1,786,698
Aspen Technology, Inc. (a)	18,226	3,347,752
Autodesk, Inc. (a)	90,600	15,579,576
Black Knight, Inc. (a)	50,100	3,276,039
Blackbaud, Inc. (a)	59,700	3,466,779
Blend Labs, Inc. (b)	76,900	181,484
Braze, Inc. (b)	6,800	246,364
Ceridian HCM Holding, Inc. (a)	97,300	4,580,884
Citrix Systems, Inc.	13,600	1,321,512
Constellation Software, Inc.	3,000	4,453,550
Coupa Software, Inc. (a)	29,100	1,661,610
Elastic NV (a)	76,200	5,156,454
Five9, Inc. (a)	6,400	583,296
GitLab, Inc.	4,900	260,386
HashiCorp, Inc.	5,600	164,864
HubSpot, Inc. (a)	18,600	5,592,090
Micro Focus International PLC	200,000	680,562
Microsoft Corp.	1,132,400	290,834,291
Momentive Global, Inc. (a)	86,800	763,840
New Relic, Inc. (a)	35,800	1,791,790
NortonLifeLock, Inc.	394,200	8,656,632
Palo Alto Networks, Inc. (a)	43,600	21,535,784
PTC, Inc. (a)	90,200	9,591,868
Roper Technologies, Inc.	35,500	14,010,075
Salesforce.com, Inc. (a)	257,200	42,448,288
Samsara, Inc. (b)	18,500	206,645
Smartsheet, Inc. (a)	17,900	562,597
Tenable Holdings, Inc. (a)	176,900	8,033,029
Workday, Inc. Class A (a)	79,700	11,124,526
Workiva, Inc. (a)	14,300	943,657
Zendesk, Inc. (a)	113,700	8,421,759
Zoom Video Communications, Inc. Class A (a)	21,200	2,288,964
		512,868,489
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	2,066,000	282,463,520
Western Digital Corp. (a)	84,600	3,792,618
		286,256,138
TOTAL INFORMATION TECHNOLOGY		1,120,127,273
MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	22,400	5,386,752
Albemarle Corp.	26,800	5,600,664
Ashland Global Holdings, Inc.	7,900	814,095
CF Industries Holdings, Inc.	76,600	6,566,918
Corteva, Inc.	99,200	5,370,688
DuPont de Nemours, Inc.	62,000	3,445,960
Eastman Chemical Co.	8,900	798,953
Ecolab, Inc.	33,000	5,074,080
Element Solutions, Inc.	49,700	884,660
FMC Corp.	7,400	791,874
Huntsman Corp.	29,500	836,325
International Flavors & Fragrances, Inc.	29,400	3,502,128
Linde PLC	57,700	16,590,481
Livent Corp. (a)(b)	42,500	964,325
LyondellBasell Industries NV Class A	31,700	2,772,482
Nutrien Ltd.	48,100	3,830,587
Olin Corp.	59,000	2,730,520
PPG Industries, Inc.	23,400	2,675,556
RPM International, Inc.	15,100	1,188,672
Sherwin-Williams Co.	28,600	6,403,826
The Mosaic Co.	68,300	3,225,809
The Scotts Miracle-Gro Co. Class A	5,200	410,748
Tronox Holdings PLC	240,900	4,047,120
Wacker Chemie AG	4,900	706,570
		84,619,793
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,100	2,423,844
Summit Materials, Inc. (a)	33,200	773,228
Vulcan Materials Co.	16,900	2,401,490
		5,598,562
Containers & Packaging - 0.2%
Aptargroup, Inc.	11,600	1,197,236
Avery Dennison Corp.	12,800	2,071,936
Ball Corp.	37,200	2,558,244
Crown Holdings, Inc.	25,300	2,331,901
Packaging Corp. of America	8,900	1,223,750
		9,383,067
Metals & Mining - 0.5%
Alcoa Corp.	73,300	3,341,014
Commercial Metals Co.	41,500	1,373,650
Compass Minerals International, Inc.	5,600	198,184
First Quantum Minerals Ltd.	91,900	1,743,473
Freeport-McMoRan, Inc.	191,200	5,594,512
Lundin Mining Corp.	94,300	597,800
Newmont Corp.	90,200	5,382,234
Reliance Steel & Aluminum Co.	13,500	2,293,110
Royal Gold, Inc.	7,700	822,206
Steel Dynamics, Inc.	12,600	833,490
		22,179,673
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	21,500	1,126,815
West Fraser Timber Co. Ltd.	6,800	521,781
		1,648,596
TOTAL MATERIALS		123,429,691
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	23,700	3,437,211
American Tower Corp.	59,700	15,258,723
Crown Castle International Corp.	78,300	13,184,154
CubeSmart	258,400	11,038,848
Douglas Emmett, Inc.	78,600	1,759,068
Duke Realty Corp.	80,700	4,434,465
EastGroup Properties, Inc.	23,200	3,580,456
Equinix, Inc.	14,800	9,723,896
Equity Lifestyle Properties, Inc.	80,300	5,658,741
Essex Property Trust, Inc.	25,200	6,590,052
Four Corners Property Trust, Inc.	169,600	4,509,664
Invitation Homes, Inc.	148,800	5,294,304
Mid-America Apartment Communities, Inc.	44,100	7,702,947
Phillips Edison & Co., Inc.	50,000	1,670,500
Prologis (REIT), Inc.	94,300	11,094,395
Public Storage	5,700	1,782,219
RLJ Lodging Trust	205,800	2,269,974
Ryman Hospitality Properties, Inc. (a)	45,100	3,428,953
SITE Centers Corp.	221,400	2,982,258
Spirit Realty Capital, Inc.	54,600	2,062,788
Terreno Realty Corp.	26,200	1,460,126
UDR, Inc.	23,800	1,095,752
Urban Edge Properties	132,500	2,015,325
Ventas, Inc.	162,100	8,336,803
VICI Properties, Inc.	156,700	4,668,093
Washington REIT (SBI)	41,400	882,234
Welltower, Inc.	56,800	4,677,480
		140,599,429
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	84,000	6,183,240
Digitalbridge Group, Inc. (a)	323,000	1,576,240
Doma Holdings, Inc. Class A (a)	712,700	734,081
Jones Lang LaSalle, Inc. (a)	11,000	1,923,460
WeWork, Inc. (a)	394,600	1,980,892
		12,397,913
TOTAL REAL ESTATE		152,997,342
UTILITIES - 3.0%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	69,800	6,696,612
Avangrid, Inc. (b)	24,100	1,111,492
Constellation Energy Corp.	111,600	6,390,216
Duke Energy Corp.	24,700	2,648,087
Edison International	56,600	3,579,384
Entergy Corp.	58,100	6,544,384
Eversource Energy	15,900	1,343,073
Exelon Corp.	163,800	7,423,416
FirstEnergy Corp.	116,300	4,464,757
NextEra Energy, Inc.	285,065	22,081,135
OGE Energy Corp.	46,300	1,785,328
PG&E Corp. (a)	556,357	5,552,443
PPL Corp.	183,800	4,986,494
Southern Co.	189,100	13,484,721
		88,091,542
Gas Utilities - 0.0%
Southwest Gas Corp.	16,800	1,462,944
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class A	11,800	377,246
NextEra Energy Partners LP	33,100	2,454,696
Sunnova Energy International, Inc. (a)(b)	41,291	760,993
The AES Corp.	210,700	4,426,807
Vistra Corp.	168,000	3,838,800
		11,858,542
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	122,400	3,620,592
Consolidated Edison, Inc.	4,300	408,930
Dominion Energy, Inc.	106,400	8,491,784
NiSource, Inc.	151,000	4,452,990
Public Service Enterprise Group, Inc.	83,600	5,290,208
Sempra Energy	45,700	6,867,339
		29,131,843
TOTAL UTILITIES		130,544,871
TOTAL COMMON STOCKS (Cost $5,385,513,313)		4,337,698,126

Convertible Bonds - 0.0%
	Principal Amount (d)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Affirm Holdings, Inc. 0% 11/15/26 (c) (Cost $1,880,919)	3,152,000	1,764,393

U.S. Treasury Obligations - 0.2%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.11% to 1.7% 9/1/22 to 9/29/22 (e) (Cost $7,331,639)	7,360,000	7,331,583

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	57,372,631	57,384,106
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	16,813,879	16,815,560
TOTAL MONEY MARKET FUNDS (Cost $74,199,666)		74,199,666

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,468,925,537)	4,420,993,768
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(52,616,475)
NET ASSETS - 100.0%	4,368,377,293

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Sep 2022	9,473,750	(2,005)	(2,005)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,156,513 or 0.1% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,331,583.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	97,237,484	498,717,851	538,571,229	112,176	-	-	57,384,106	0.1%
Fidelity Securities Lending Cash Central Fund 1.58%	-	55,948,939	39,133,379	183,808	-	-	16,815,560	0.0%
Total	97,237,484	554,666,790	577,704,608	295,984	-	-	74,199,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	380,790,332	380,790,332	-	-
Consumer Discretionary	478,984,205	474,690,106	4,294,099	-
Consumer Staples	284,049,598	281,164,139	2,885,459	-
Energy	189,545,707	189,545,707	-	-
Financials	471,309,771	450,779,424	20,530,347	-
Health Care	632,949,677	604,423,752	28,525,925	-
Industrials	372,969,659	372,969,659	-	-
Information Technology	1,120,127,273	1,119,446,711	680,562	-
Materials	123,429,691	123,429,691	-	-
Real Estate	152,997,342	152,997,342	-	-
Utilities	130,544,871	130,544,871	-	-

Corporate Bonds	1,764,393	-	1,764,393	-

U.S. Government and Government Agency Obligations	7,331,583	-	7,331,583	-

Money Market Funds	74,199,666	74,199,666	-	-
Total Investments in Securities:	4,420,993,768	4,354,981,400	66,012,368	-
Derivative Instruments:

Liabilities
Futures Contracts	(2,005)	(2,005)	-	-
Total Liabilities	(2,005)	(2,005)	-	-
Total Derivative Instruments:	(2,005)	(2,005)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,005)
Total Equity Risk	0	(2,005)
Total Value of Derivatives	0	(2,005)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		June 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,192,952) - See accompanying schedule:	$4,346,794,102
Unaffiliated issuers (cost $5,394,725,871)
Fidelity Central Funds (cost $74,199,666)	74,199,666

Total Investment in Securities (cost $5,468,925,537)		$4,420,993,768
Foreign currency held at value (cost $15,478)		15,478
Receivable for investments sold		90,087,287
Receivable for fund shares sold		8,755
Dividends receivable		3,138,613
Distributions receivable from Fidelity Central Funds		136,541
Total assets		4,514,380,442
Liabilities
Payable to custodian bank	$4,439,717
Payable for investments purchased	7,076,714
Payable for fund shares redeemed	113,833,334
Accrued management fee	2,042,115
Distribution and service plan fees payable	24
Payable for daily variation margin on futures contracts	1,121,138
Other affiliated payables	617,391
Other payables and accrued expenses	57,156
Collateral on securities loaned	16,815,560
Total Liabilities		146,003,149
Net Assets		$4,368,377,293
Net Assets consist of:
Paid in capital		$5,588,338,554
Total accumulated earnings (loss)		(1,219,961,261)
Net Assets		$4,368,377,293

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($79,240 ÷ 10,000 shares)		$7.92
Service Class :
Net Asset Value , offering price and redemption price per share ($79,200 ÷ 10,000 shares)		$7.92
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($79,141 ÷ 10,000 shares)		$7.91
Investor Class :
Net Asset Value , offering price and redemption price per share ($4,368,139,712 ÷ 551,483,129 shares)		$7.92

Statement of Operations
		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$31,963,888
Interest		4,640
Income from Fidelity Central Funds (including $183,808 from security lending)		295,984
Total Income		32,264,512
Expenses
Management fee	$14,089,816
Transfer agent fees	3,656,022
Distribution and service plan fees	158
Accounting fees	537,730
Custodian fees and expenses	77,850
Independent trustees' fees and expenses	8,426
Audit	38,308
Legal	1,527
Interest	3,801
Miscellaneous	483
Total expenses before reductions	18,414,121
Expense reductions	(54,494)
Total expenses after reductions		18,359,627
Net Investment income (loss)		13,904,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(167,562,535)
Foreign currency transactions	(47,742)
Futures contracts	(1,269,935)
Total net realized gain (loss)		(168,880,212)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,160,034,779)
Assets and liabilities in foreign currencies	(1,617)
Futures contracts	(240,134)
Total change in net unrealized appreciation (depreciation)		(1,160,276,530)
Net gain (loss)		(1,329,156,742)
Net increase (decrease) in net assets resulting from operations		$(1,315,251,857)

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	For the period October 21, 2021 (commencement of operations) through December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,904,885	$5,058,246
Net realized gain (loss)	(168,880,212)	(16,561,585)
Change in net unrealized appreciation (depreciation)	(1,160,276,530)	112,342,567
Net increase (decrease) in net assets resulting from operations	(1,315,251,857)	100,839,228
Distributions to shareholders	-	(7,191,188)
Share transactions - net increase (decrease)	(409,615,069)	5,999,596,179
Total increase (decrease) in net assets	(1,724,866,926)	6,093,244,219

Net Assets
Beginning of period	6,093,244,219	-
End of period	$4,368,377,293	$6,093,244,219

Stock Selector All Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.01
Net realized and unrealized gain (loss)	(2.27)	.16
Total from investment operations	(2.24)	.17
Distributions from net investment income	-	(.01)
Total distributions	-	(.01)
Net asset value, end of period	$7.92	$10.16
Total Return D,E,F	(22.05)%	1.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.61% I,J
Expenses net of fee waivers, if any	.61% I	.61% I,J
Expenses net of all reductions	.61% I	.61% I,J
Net investment income (loss)	.59% I	.52% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$79	$102
Portfolio turnover rate K	34% I	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

M Portfolio turnover rate excludes securities received or delivered in-kind.

Stock Selector All Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.01
Net realized and unrealized gain (loss)	(2.26)	.16
Total from investment operations	(2.24)	.17
Distributions from net investment income	-	(.01)
Total distributions	-	(.01)
Net asset value, end of period	$7.92	$10.16
Total Return D,E,F	(22.05)%	1.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.68% I,J
Expenses net of fee waivers, if any	.69% I	.68% I,J
Expenses net of all reductions	.69% I	.68% I,J
Net investment income (loss)	.52% I	.44% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,368,140	$6,092,940
Portfolio turnover rate K	34% I	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

M Portfolio turnover rate excludes securities received or delivered in-kind.

Stock Selector All Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.01
Net realized and unrealized gain (loss)	(2.26)	.16
Total from investment operations	(2.24)	.17
Distributions from net investment income	-	(.01)
Total distributions	-	(.01)
Net asset value, end of period	$7.92	$10.16
Total Return D,E,F	(22.05)%	1.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.71% I,J
Expenses net of fee waivers, if any	.71% I	.71% I,J
Expenses net of all reductions	.71% I	.71% I,J
Net investment income (loss)	.49% I	.41% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$79	$102
Portfolio turnover rate K	34% I	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Stock Selector All Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2022	Years ended December 31, 2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.01
Net realized and unrealized gain (loss)	(2.27)	.16
Total from investment operations	(2.25)	.17
Distributions from net investment income	-	(.01)
Total distributions	-	(.01)
Net asset value, end of period	$7.91	$10.16
Total Return D,E,F	(22.15)%	1.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.86% I	.86% I,J
Expenses net of fee waivers, if any	.86% I	.86% I,J
Expenses net of all reductions	.86% I	.86% I,J
Net investment income (loss)	.34% I	.26% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$79	$102
Portfolio turnover rate K	34% I	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2022

1. Organization.
VIP Stock Selector All Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$124,279,038
Gross unrealized depreciation	(1,187,066,413)
Net unrealized appreciation (depreciation)	$(1,062,787,375)
Tax cost	$5,483,779,138
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
Short-term	$(14,019,690)
Long-term	-
Total capital loss carryforward	$(14,019,690)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Stock Selector All Cap Portfolio	898,048,585	1,207,320,616
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Investor Class as compared to its benchmark index, the MSCI U.S. Investable Market 2500 Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until October 1, 2022. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:
Service Class	$45
Service Class 2	113
$158
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$28.06
Service Class	28.06
Service Class 2	28.06
Investor Class	3,655,938.14
	$3,656,022
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP Stock Selector All Cap Portfolio	.02
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Stock Selector All Cap Portfolio	$20,739
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Stock Selector All Cap Portfolio	Borrower	$128,491,000	1.06%	$3,801
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Stock Selector All Cap Portfolio	69,196,242	82,852,141	(6,655,919)
Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)	Participating Classes
VIP Stock Selector All Cap Portfolio	602,403,398	6,024,033,979	Investor Class
In addition, the Fund redeemed 42,998,101 shares of Fidelity U.S. Equity Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $6,008,984,644. The Fund had a net realized loss of $15,049,335 on Fund's redemptions of Fidelity U.S. Equity Central Fund. The Fund recognized a net loss on the exchange for federal income tax purposes.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP Stock Selector All Cap Portfolio	$362
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Stock Selector All Cap Portfolio	$18,390	$103,432	$1,127,721
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54,494.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2022	Year ended December 31, 2021 A
VIP Stock Selector All Cap Portfolio
Distributions to shareholders
Initial Class	$-	$130
Service Class	-	110
Service Class 2	-	80
Investor Class	-	7,190,868
Total	$-	$7,191,188
A For the period October 21, 2021 (commencement of operations) through December 31, 2021.
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:
	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021 A	Six months ended June 30, 2022	Year ended December 31, 2021 A
VIP Stock Selector All Cap Portfolio
Initial Class
Shares sold	-	10,000	$-	$100,000
Net increase (decrease).	-	10,000	$-	$100,000
Service Class
Shares sold	-	10,000	$-	$100,000
Net increase (decrease).	-	10,000	$-	$100,000
Service Class 2
Shares sold	-	10,000	$-	$100,000
Net increase (decrease).	-	10,000	$-	$100,000
Investor Class
Shares sold	7,615,269	605,228,309	$70,550,797	$6,052,366,991
Reinvestment of distributions	-	706,372	-	7,190,868
Shares redeemed	(56,031,598)	(6,035,223)	(480,165,866)	(60,261,680)
Net increase (decrease).	(48,416,329)	599,899,458	$(409,615,069)	$5,999,296,179
A For the period October 21, 2021 (commencement of operations) through December 31, 2021.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.
	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
VIP Stock Selector All Cap Portfolio	34%	41%	15%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.
Fund	% of shares held
VIP Stock Selector All Cap Portfolio	100%
13. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period- C January 1, 2022 to June 30, 2022
Stock Selector All Cap Portfolio
Initial Class	.61%
Actual		$ 1,000	$ 779.50	$ 2.69
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06
Investor Class	.69%
Actual		$ 1,000	$ 779.50	$ 3.04
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.46
Service Class	.71%
Actual		$ 1,000	$ 779.50	$ 3.13
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Service Class 2	.86%
Actual		$ 1,000	$ 778.50	$ 3.79
Hypothetical- B		$ 1,000	$ 1,020.53	$ 4.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904321.100
VSACI-SANN-0822

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022